FEBRUARY 29, 2000 (UNAUDITED)

                                                  Chase Vista
                                                  Money Market Funds

100% U.S. TREASURY                                SEMI-ANNUAL REPORT
SECURITIES MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

CASH MANAGEMENT
FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND

CALIFORNIA TAX FREE
MONEY MARKET FUND

                                [CHASE
                                THE RIGHT RELATIONSHIP IS EVERYTHING[RegTM}LOGO]

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------
Chairman's Letter                                                              1

--------------------------------------------------------------------------------
Chase Vista 100% U.S. Treasury Securities
  Money Market Fund                                                            2
  Fund Commentary
--------------------------------------------------------------------------------

Chase Vista U.S. Government
  Money Market Fund                                                            3
  Fund Commentary

--------------------------------------------------------------------------------
Chase Vista Treasury Plus Money Market Fund                                    4
  Fund Commentary
--------------------------------------------------------------------------------

Chase Vista Federal Money Market Fund                                          5
  Fund Commentary

--------------------------------------------------------------------------------
Chase Vista Cash Management Fund                                               6
  Fund Commentary
--------------------------------------------------------------------------------

Chase Vista Prime Money Market Fund                                            7
  Fund Commentary

--------------------------------------------------------------------------------
Chase Vista Tax Free Money Market Fund                                         8
  Fund Commentary
--------------------------------------------------------------------------------

Chase Vista New York Tax Free
  Money Market Fund                                                            9
  Fund Commentary

--------------------------------------------------------------------------------
Chase Vista California Tax Free
  Money Market Fund                                                           10
  Fund Commentary
--------------------------------------------------------------------------------

Portfolios of Investments                                                     11

--------------------------------------------------------------------------------
Financial Statements                                                          59
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 71


Highlights

o Short-term interest rates edged higher in an environment punctuated by strong economic data.
o The Federal Reserve Board maintained its tightening monetary policy to keep the economy from growing too rapidly.
o Inflation fears remained a concern among investors, but for the period, the rise in the cost of living was relatively benign.

        ----------------------|-------------------------------------------
             NOT FDIC INSURED |  May lose value  /  No bank guarantee
        ----------------------|-------------------------------------------
       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

--------------------------------------------------------------------------------
CHASE VISTA MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Chairman's Letter

                                                                  April 10, 2000

Dear Shareholder:

We are pleased to present this semi-annual report on each of the Chase Vista Money Market Funds(SM). Inside, you will find current seven-day yields for each fund as of February 29, 2000, as well as listings of current holdings.


Economy Remains Robust, While Inflation Stays Low
The U.S. economy remained robust, as evidenced by the steady flow of stronger-than-expected economic data throughout the period. While inflation remained a threat, it proved to be relatively benign throughout much of the period. The persistent worries over inflation, however, led the Federal Reserve to maintain its tightening monetary policy. The Fed raised rates in November and again in February. The November rate hike was the third in 1999, effectively offsetting the three rate reductions made in 1998 during the wake of the global economic crisis.

Looking ahead, we expect further rate increases by the Federal Reserve, given the current strength of the economy and recent comments made by Federal Reserve Board chairman Alan Greenspan. Late in the period, during a speech before a House committee, Mr. Greenspan warned of imbalances, such as the tightening labor market. We believe further Fed rate hikes will ultimately slow the economy and ease inflation concerns.

On behalf of the management team and everyone at Chase Vista, I thank you for the confidence you've placed in us. We look forward to serving your investment needs in the period ahead.


Sincerely yours,


/s/ Fergus Reid


Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 Direct obligations of the U.S. Treasury
                                     including Treasury bills, bonds and notes
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $4.2 Billion
--------------------------------------------------------------------------------
 Average maturity                    81 days
--------------------------------------------------------------------------------
 S&P Rating                          Not Rated
--------------------------------------------------------------------------------
 Moody's Rating                      Not Rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not Rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-14 days           3.64%
-----------------------------
  15-30 days          3.63%
-----------------------------
  31-60 days         45.30%
-----------------------------
  61-90 days         20.04%
-----------------------------
  91-180 days        17.17%
-----------------------------
  181-270 days       10.22%
-----------------------------
  271+ days           0.00%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  Vista Shares               4.93%
-------------------------------------
  Premier Shares             5.02%
-------------------------------------
  Institutional Shares       5.27%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.81%, for Premier Shares 4.98% and for Institutional Shares 5.18%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 Direct obligations of the U.S. Treasury and its
                                     Agencies including Treasury bills, bonds, notes
                                     and repurchase agreements
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $6.9 Billion
--------------------------------------------------------------------------------
 Average maturity                    41 days
--------------------------------------------------------------------------------
 S&P Rating*                         AAA
--------------------------------------------------------------------------------
 Moody's Rating*                     Aaa
--------------------------------------------------------------------------------
 NAIC Rating*                        Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.



Maturity Schedule

-----------------------------
  1-14 days          57.71%
-----------------------------
  15-30 days         16.52%
-----------------------------
  31-60 days          3.39%
-----------------------------
  61-90 days          7.81%
-----------------------------
  91-180 days         9.33%
-----------------------------
  181-270 days        1.51%
-----------------------------
  271+ days           3.73%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  Vista Shares               5.23%
-------------------------------------
  Premier Shares             5.37%
-------------------------------------
  Institutional Shares       5.56%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 5.13% for Vista Shares, 5.24% for Premier Shares and 5.49% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA TREASURY PLUS MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 Direct obligations of the U.S. Treasury
                                     including Treasury bills, bonds and notes
                                     as well as repurchase agreements which
                                     are fully collateralized by obligations
                                     issued or guaranteed by the U.S. Treasury
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $3.4 Billion
--------------------------------------------------------------------------------
 Average maturity                    20 days
--------------------------------------------------------------------------------
 S&P Rating*                         AAA
--------------------------------------------------------------------------------
 Moody's Rating*                     Aaa
--------------------------------------------------------------------------------
 NAIC Rating*                        Exempt
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "exempt" status indicates that the Fund meets certain pricing and quality guidelines.



Maturity Schedule

-----------------------------
  1-14 days          72.04%
-----------------------------
  15-30 days         10.19%
-----------------------------
  31-60 days         11.44%
-----------------------------
  61-90 days          6.33%
-----------------------------
  91-180 days         0.00%
-----------------------------
  181-270 days        0.00%
-----------------------------
  271+ days           0.00%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  Vista Shares               5.01%
-------------------------------------
  Premier Shares             5.15%
-------------------------------------
  Institutional Shares       5.35%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.88% for Vista Shares, 5.08% for Premier Shares and 5.24% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------

CHASE VISTA FEDERAL MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 Direct obligations of the U.S. Treasury including
                                     Treasury bills, bonds and notes as well as
                                     obligations issued or guaranteed by the U.S.
                                     Treasury and its Agencies
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $1.1 Billion
--------------------------------------------------------------------------------
 Average maturity                    76 days
--------------------------------------------------------------------------------
 S&P Rating                          Not Rated
--------------------------------------------------------------------------------
 Moody's Rating                      Not Rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not Rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-14 days          41.52%
-----------------------------
  15-30 days         11.71%
-----------------------------
  31-60 days         11.99%
-----------------------------
  61-90 days         10.19%
-----------------------------
  91-180 days         9.10%
-----------------------------
  181-270 days        4.38%
-----------------------------
  271+ days          11.11%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  Vista Shares               5.03%
-------------------------------------
  Premier Shares             5.23%
-------------------------------------
  Institutional Shares       5.47%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.98% for Vista Shares and 5.40% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA CASH MANAGEMENT FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 High quality, short-term, U.S. dollar-
                                     denominated money market instruments
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $9.3 Billion
--------------------------------------------------------------------------------
 Average maturity                    51 days
--------------------------------------------------------------------------------
 S&P Rating                          Not Rated
--------------------------------------------------------------------------------
 Moody's Rating                      Not Rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not Rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-14 days          34.92%
-----------------------------
  15-30 days         25.97%
-----------------------------
  31-60 days         12.98%
-----------------------------
  61-90 days         12.24%
-----------------------------
  91-180 days         6.13%
-----------------------------
  181-270 days        2.72%
-----------------------------
  271+ days           5.04%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  Vista Shares               5.34%
-------------------------------------
  Premier Shares             5.48%
-------------------------------------
  Institutional Shares       5.67%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 5.32% for Vista Shares, 5.43% for Premier Shares and 5.60% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current income consistent with
                                     capital preservation
--------------------------------------------------------------------------------
 Primary investments                 High quality, short-term, U.S. dollar-
                                     denominated money market instruments
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier, Institutional, B and C Shares
--------------------------------------------------------------------------------
 Net assets                          $9.5 Billion
--------------------------------------------------------------------------------
 Average maturity                    54 days
--------------------------------------------------------------------------------
 S&P Rating*                         AAA
--------------------------------------------------------------------------------
 Moody's Rating*                     Aaa
--------------------------------------------------------------------------------
 NAIC Rating*                        Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.



Maturity Schedule

-----------------------------
  1-14 days          39.03%
-----------------------------
  15-30 days         28.84%
-----------------------------
  31-60 days          7.70%
-----------------------------
  61-90 days          8.38%
-----------------------------
  91-180 days         5.05%
-----------------------------
  181-270 days        4.84%
-----------------------------
  271+ days           6.16%
-----------------------------

7-Day SEC Yield(1)

-------------------------------------
  B Shares                   4.73%
-------------------------------------
  C Shares                   4.70%
-------------------------------------
  Vista Shares               5.37%
-------------------------------------
  Premier Shares             5.53%
-------------------------------------
  Institutional Shares       5.72%
-------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for B Shares, Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.72% for B Shares, 5.35% for Vista Shares, 5.49% for Premier Shares and 5.65% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current tax free income consistent
                                     with capital preservation*
--------------------------------------------------------------------------------
 Primary investments                 Short-term municipal obligations
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                          $1.7 Billion
--------------------------------------------------------------------------------
 Average maturity                    39 days
--------------------------------------------------------------------------------
 S&P Rating**                        AAA
--------------------------------------------------------------------------------
 Moody's Rating                      Not rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not rated
--------------------------------------------------------------------------------

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.



Maturity Schedule

-----------------------------
  1-7 days           70.55%
-----------------------------
  8-30 days           1.16%
-----------------------------
  31-90 days          6.66%
-----------------------------
  91-180 days        16.23%
-----------------------------
  181-270 days        4.21%
-----------------------------
  271+ days           1.19%
-----------------------------

Yields

                                         Taxable
                          7-Day         Equivalent
                       SEC Yield(1)      Yield(2)
----------------------------------------------------
 Vista Shares             3.30%            5.46%
----------------------------------------------------
 Premier Shares           3.34%            5.53%
----------------------------------------------------
 Institutional Shares     3.63%            6.01%
----------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Vista Shares, Premier Shares and Institutional Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield for Vista Shares would have been 3.14%, 3.30% for Premier Shares and 3.50% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current tax free income consistent
                                     with capital preservation*
--------------------------------------------------------------------------------
 Primary investments                 New York short-term municipal obligations
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share classes offered               Vista Shares
--------------------------------------------------------------------------------
 Net assets                          $1.7 Billion
--------------------------------------------------------------------------------
 Average maturity                    40 days
--------------------------------------------------------------------------------
 S&P Rating                          Not rated
--------------------------------------------------------------------------------
 Moody's Rating                      Not rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-7 days           70.57%
-----------------------------
  8-30 days           1.49%
-----------------------------
  31-90 days          5.71%
-----------------------------
  91-180 days        18.72%
-----------------------------
  181-270 days        2.03%
-----------------------------
  271+ days           1.48%
-----------------------------

Yields

                                    Taxable
                    7-Day         Equivalent
                 SEC Yield(1)       Yield(2)
----------------------------------------------------
 Vista Shares      3.18%             5.89%
----------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1 The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 3.08%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

2 Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.05%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                           High current tax free income consistent
                                     with capital preservation*
--------------------------------------------------------------------------------
 Primary investments                 California short-term municipal obligations
--------------------------------------------------------------------------------
 Suggested investment time frame     Short-term
--------------------------------------------------------------------------------
 Share Classes Offered               Vista Shares
--------------------------------------------------------------------------------
 Net assets                          $67.2 Million
--------------------------------------------------------------------------------
 Average maturity                    41 days
--------------------------------------------------------------------------------
 S&P Rating                          Not rated
--------------------------------------------------------------------------------
 Moody's Rating                      Not rated
--------------------------------------------------------------------------------
 NAIC Rating                         Not rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-7 days           76.08%
-----------------------------
  8-30 days           0.00%
-----------------------------
  31-90 days          4.21%
-----------------------------
  91-180 days        11.14%
-----------------------------
  181-270 days        6.59%
-----------------------------
  271+ days           1.98%
-----------------------------

Yields

                                   Taxable
                    7-Day         Equivalent
                 SEC Yield(1)      Yield(2)
-------------------------------------------------
 Vista Share  s     2.45%            4.47%
-------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.08%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.22%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA 100% TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------


       As of February 29, 2000 (unaudited)
       (Amounts in thousands)


Principal
Amount          Issuer                                 Value
-------------------------------------------------------------------
Money Market Instruments -- 99.1%
-------------------------------------------------------------------
                U.S. Treasury Securities -- 99.1%
                ---------------------------------
                U.S. Treasury Bills,
 $    50,000     5.00%, 03/02/00                     $   49,993
     100,000     5.03%, 03/09/00                         99,888
     150,000     5.26%, 03/30/00                        149,367
     125,000     5.49%, 04/13/00                        124,186
     200,000     5.64%, 05/11/00                        197,799
     100,000     5.70%, 04/20/00                         99,215
     100,000     5.71%, 06/01/00                         98,561
     120,300     5.71%, 07/06/00                        117,923
     740,000     5.76%, 04/27/00                        733,326
                U.S. Treasury Notes,
     300,000     4.00%, 10/31/00                        295,924
     572,186     5.50%, 03/31/00                        572,238
     476,050     5.63%, 04/30/00                        476,295
     125,000     5.75%, 11/15/00                        124,646
     300,000     6.13%, 07/31/00                        300,347
     189,000     6.25%, 05/31/00                        189,327
     150,000     6.38%, 05/15/00                        150,322
     334,000     6.88%, 03/31/00                        334,382
-------------------------------------------------------------------
                Total Investments -- 99.1%           $4,113,739
                (Cost $4,113,739)*
-------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                              Value
---------------------------------------------------------------------------
Money Market Instruments -- 108.0%
---------------------------------------------------------------------------
                U.S. Treasury Security -- 0.9%
                ------------------------------
 $    60,000    U.S. Treasury Note, 6.13%, 07/31/00               $  60,031
                (Cost $60,031)
                U.S. Government Agency Securities -- 102.7%
                -------------------------------------------
                Federal Farm Credit Bank -- 6.4%
                Federal Farm Credit Bank,
      75,000     5.43%, 06/21/00                                     75,000
     100,000     5.62%, 03/01/00                                    100,000
      10,000     5.94%, 06/01/00                                     10,000
      43,059     DN, 5.72%, 03/01/00                                 43,059
     125,000     FRN, 5.81%, 06/22/00                               124,985
      90,000     FRN, 6.17%, 03/01/01                                90,000
                                                                  ---------
                                                                    443,044
                Federal Home Loan Bank -- 42.1%
                Federal Home Loan Bank,
     150,000     5.09%, 03/03/00                                    150,000
     138,000     5.15%, 05/10/00                                    138,000
      84,000     5.21%, 05/24/00                                     84,000
     125,000     5.22%, 03/17/00                                    125,000
     100,000     5.25%, 03/30/00                                    100,000
      75,000     5.51%, 06/22/00                                     75,000
      75,000     5.91%, 08/23/00                                     75,000
     111,600     6.04%, 10/25/00                                    111,600
     100,000     6.55%, 02/15/01                                    100,000
     100,000     6.70%, 03/01/01                                    100,000
      75,000     6.75%, 03/01/01                                     75,000
     125,000     DN, 5.61%, 03/29/00                                124,470
     104,580     DN, 5.64%, 03/17/00                                104,318
      15,859     DN, 5.72%, 03/01/00                                 15,859
     100,000     FRN, 5.80%, 04/05/00                                99,995
     200,000     FRN, 5.80%, 05/05/00                               199,983
     500,000     FRN, 5.80%, 05/17/00                               499,947
     250,000     FRN, 5.84%, 10/10/00                               249,869
     205,500     FRN, 5.87%, 05/12/00                               205,466
     200,000     FRN, 5.93%, 03/01/00                               200,000
      65,000     FRN, 6.23%, 03/06/01                                64,968
                                                                  ---------
                                                                  2,898,475
                Federal Home Loan Mortgage Corp. -- 1.3%
      89,880    Federal Home Loan Mortgage Corp., DN,
                 5.70%, 03/01/00                                     89,880
                Federal National Mortgage Association -- 47.1%
                Federal National Mortgage Association,
      75,000     5.06%, 03/15/00                                     74,999
     150,000     DN, 5.66%, 05/03/00                                148,556
     100,000     DN, 5.68%, 03/15/00                                 99,785
     250,000     DN, 5.82%, 03/16/00                                249,401
     100,000     DN, 5.86%, 06/15/00                                 98,322
     200,000     DN, 6.09%, 08/10/00                                194,686
     115,000     FRN, 5.69%, 03/24/00                               114,995


                       See notes to financial statements.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments (Continued)


As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                   Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
                Federal National Mortgage Association -- Continued
 $   250,000     FRN, 5.69%, 12/08/00                                  $  249,811
     225,000     FRN, 5.70%, 03/15/00                                     224,995
     250,000     FRN, 5.85%, 03/01/01                                     249,800
     340,000     FRN, 5.87%, 07/17/00                                     339,938
     350,000     FRN, 5.87%, 08/07/00                                     349,924
     200,000     FRN, 5.87%, 09/05/00                                     199,960
     150,000     FRN, 5.90%, 11/06/00                                     149,908
     500,000     FRN, 5.94%, 09/18/00                                     499,945
                                                                       ----------
                                                                        3,245,025
                Student Loan Marketing Association -- 5.8%
                Student Loan Marketing Association,
     100,000     5.30%, 06/16/00                                          100,000
     100,000     FRN, 5.85%, 08/18/00                                      99,977
     200,000     FRN, 6.27%, 03/05/01                                     199,901
---------------------------------------------------------------------------------
                                                                          399,878
---------------------------------------------------------------------------------
                Total U.S. Government Agency Securities                 7,076,302
                (Cost $7,076,302)
                -----------------------------------------------------------------
                Repurchase Agreement -- 4.4%
                ----------------------------
     300,000    Merrill Lynch & Co., Inc., 5.79%, due 03/01/00
                 (Dated 02/22/00, Proceeds $300,386, Secured by U.S.
                 Government Agency Obligations, $323,088, 3.50%
                 through 7.50%, due 11/25/07 through 01/25/30;
                 Market Value $306,004)                                   300,000
                 (Cost $300,000)
                -----------------------------------------------------------------
                Total Investments -- 108.0%                            $7,436,333
                (Cost $7,436,333)*
                -----------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA TREASURY PLUS MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                            Value
------------------------------------------------------------------------------------------
Money Market Instruments -- 99.7%
------------------------------------------------------------------------------------------
                U.S. Treasury Securities -- 27.9%
                ---------------------------------
                U.S. Treasury Bills,
 $   160,000     5.65%, 05/04/00                                                $  158,410
      75,000     5.67%, 05/18/00                                                    74,089
     100,000     5.74%, 04/27/00                                                    99,099
                U.S. Treasury Notes,
     160,000     5.63%, 04/30/00                                                   159,902
     112,000     6.13%, 07/31/00                                                   112,070
     105,000     6.25%, 05/31/00                                                   105,198
     250,000     6.88%, 03/31/00                                                   250,404
                --------------------------------------------------------------------------
                Total U.S. Treasury Securities                                     959,172
                (Cost $959,172)
                --------------------------------------------------------------------------
                Repurchase Agreements -- 71.8%
                ------------------------------
     300,000    Deutsche Bank Securities, Tri Party, 5.42%, due 03/01/00
                  (Dated 02/29/00, Proceeds $300,045, Secured by USTR
                  and U.S. Government Agency Obligations, $282,954,
                  3.63% through 9.38%, due 04/13/00 through 2/15/23;
                  Market Value $305,644)                                           300,000
     500,000    Deutsche Bank Securities, Tri Party, 5.62%, due 03/01/00
                  (Dated 02/29/00, Proceeds $500,078, Secured by USTR
                  and U.S. Government Agency Obligations, $471,589,
                  3.63% through 9.38%, due 04/13/00 through
                  02/15/23; Market Value $509,407)                                 500,000
     400,000    Goldman Sachs & Co., Tri Party, 5.55%, due 03/01/00
                  (Dated 02/29/00, Proceeds $400,062, Secured by USTR,
                  $368,236, 5.10% through 14.00%, due 10/12/00
                  through 02/15/29; Market Value $408,000)                         400,000
     420,190    Goldman Sachs & Co., Tri Party, 5.70%, due 03/01/00
                  (Dated 02/29,00, Proceeds $420,257, Secured by USTR,
                  $386,822, 5.10% through 14.00%, due 10/12/00
                  through 02/15/29; Market Value $428,594)                         420,190
     100,875    Merrill Lynch & Co., Inc., Tri Party, 5.48%, due 03/01/00
                  (Dated 02/29/00. Proceeds $100,890. Secured by USTR,
                  $100,000, 4.50%, due 09/30/00; Market Value
                  $101,037)                                                        100,875
     500,000    Merrill Lynch & Co., Inc., 5.60%, due 03/01/00 (Dated
                  02/29/00, Proceeds $500,078, Secured by USTR,
                  $445,144, 5.25% through 14.00%, due 04/15/00
                  through 02/15/29; Market Value $509,269)                         500,000
     250,000    Morgan Stanley Dean Witter & Co., Tri Party, 5.75%,
                  due 03/01/00 (Dated 02/29/00, Proceeds $250,040,
                  Secured by U.S. Government Agency Obligations,
                  $448,014, 5.10% through 10.00%, due 03/15/01
                  through 02/15/30; Market Value $257,953)                         250,000
                --------------------------------------------------------------------------
                Total Repurchase Agreements                                      2,471,065
                (Cost $2,471,065)
                --------------------------------------------------------------------------
                Total Investments -- 99.7%                                      $3,430,237
                (Cost $3,430,237)*
                --------------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FEDERAL MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount          Issuer                                          Value
-------------------------------------------------------------------------
Money Market Instruments -- 103.2%
-------------------------------------------------------------------------
                U.S. Government Agency Securities -- 98.8%
                ------------------------------------------
                Federal Farm Credit Bank -- 29.8%
                Federal Farm Credit Bank,
 $    25,000     5.43%, 06/21/00                              $   25,000
      50,000     DN, 4.95%, 04/25/00                              49,639
      25,000     DN, 5.56%, 05/26/00                              24,684
      21,941     DN, 5.72%, 03/01/00                              21,941
      10,000     DN, 5.91%, 10/26/00                               9,630
      20,000     FRN, 5.70%, 03/10/00                             20,000
     100,000     FRN, 5.70%, 03/23/00                             99,998
      50,000     FRN, 5.80%, 04/27/00                             49,996
      40,000     FRN, 5.81%, 05/25/00                             39,995
                                                              ----------
                                                                 340,883
                Federal Home Loan Bank -- 69.0%
                Federal Home Loan Bank,
      25,000     5.22%, 03/17/00                                  25,000
      25,000     6.75%, 03/01/01                                  25,000
      40,000     DN, 4.94%, 03/31/00                              39,843
      21,061     DN, 5.04%, 03/03/00                              21,055
      10,000     DN, 5.48%, 07/07/00                               9,815
      25,000     DN, 5.52%, 06/16/00                              24,611
      22,500     DN, 5.56%, 07/21/00                              22,032
      40,000     DN, 5.66%, 03/08/00                              39,956
      50,000     DN, 5.66%, 05/26/00                              49,343
      25,000     DN, 5.68%, 07/28/00                              24,443
      11,284     DN, 5.70%, 03/15/00                              11,260
      50,000     DN, 5.72%, 03/01/00                              50,000
      20,000     DN, 5.89%, 10/27/00                              19,259
       8,000     DN, 5.91%, 10/06/00                               7,728
      15,000     DN, 5.93%, 11/24/00                              14,375
      20,000     DN, 6.03%, 12/08/00                              19,109
      25,000     DN, 6.13%, 12/22/00                              23,812
      15,000     DN, 6.32%, 01/08/01                              14,224
      25,000     DN, 6.48%, 02/20/01                              23,494
      25,000     DN, 6.50%, 02/01/01                              23,572
      15,500     DN, 6.79%, 06/13/00                              15,495
      50,000     FRN, 5.73%, 07/06/00                             49,991
      50,000     FRN, 5.84%, 10/10/00                             49,973
      65,000     FRN, 5.86%, 04/14/00                             64,996
      44,500     FRN, 5.87%, 05/12/00                             44,493
      75,000     FRN, 5.91%, 09/22/00                             74,989
                                                              ----------
                                                                 787,868
                Student Loan Marketing Association -- 4.4%
      50,000    Student Loan Marketing Association, FRN,
                5.80%, 04/05/00                                   49,998
                --------------------------------------------------------
                Total Investments -- 103.2%                   $1,178,749
                (Cost $1,178,749)*
                --------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)             Issuer                                                     Value
----------------------------------------------------------------------------------
Money Market Instruments -- 102.1%
----------------------------------------------------------------------------------
                  U.S. Government Agency Securities -- 2.4%
                  -----------------------------------------
                  Federal Home Loan Bank,
  $    40,000      5.06%, 03/09/00                                         $40,000
       34,000      DN, 5.66%, 05/26/00                                      33,553
       35,000      DN, 5.93%, 11/24/00                                      33,541
       93,900      DN, 5.93%, 12/01/00                                      89,884
       25,000      DN, 6.50%, 02/01/01                                      23,572
                  ----------------------------------------------------------------
                  Total U.S. Government Agency Securities                  220,550
                  (Cost $220,550)
                  ----------------------------------------------------------------
                  State and Municipal Obligations -- 1.6%
                  ---------------------------------------
                  California -- 1.1%
       61,200     California Housing Finance Agency, Home Mortgage,
                    Ser. M, FRDO, +, 5.83%, 03/06/00                        61,200
       20,000     California Pollution Control Financing Authority,
                  Environmental Improvement, Shell Oil Co., Project B,
                    FRDO, 5.89%, 03/01/00                                   20,000
       22,000     Sacramento County, California, FRDO, 5.85%, 03/06/00      22,000
                                                                           -------
                                                                           103,200
                  Missouri -- 0.2%
       16,200     SSM Healthcare, Missouri Health Facilities, Ser. E,
                    FRDO, +, 5.95%, 03/07/00                                16,200

                  Texas -- 0.3%
       27,500     Texas State, Veterans Housing, Ser. A-2, FRDO,
                    5.85%, 03/06/00                                         27,500
                  ----------------------------------------------------------------
                  Total State and Municipal Obligations                    146,900
                  (Cost $146,900)
                  ----------------------------------------------------------------
                  Corporate Notes & Bonds -- 56.6%
                  --------------------------------
                  Asset Backed Securities -- 8.9%
                  Asset Backed Capital LTD (Channel Islands),
       50,000      MTN, #, 5.28%, 06/01/00                                  50,000
       50,000      MTN, FRN, #, 6.02%, 05/15/00                             50,000
       50,000      MTN, FRN, #, 6.04%, 04/24/00                             50,000
                  Beta Finance Corp., Inc., (Channel Islands),
       23,000      MTN, #, 5.20%, 03/01/00                                  23,000
       30,000      MTN, #, 5.22%, 03/06/00                                  30,000
       45,000      MTN, #, 5.27%, 05/15/00                                  45,000
                  CC USA, Inc., (Centauri Corp.),
       50,000      MTN, #, 5.18%, 04/25/00                                  50,000
       24,000      MTN, #, 5.68%, 06/15/00                                  24,000
                  Certificates Linked to Asset Backed Certificates,
       50,000      FRN, #, 5.90%, 04/18/00                                  50,000
      100,000      Ser. 1998-4, FRN, #, 5.88%, 08/18/00                    100,000
                  Liberty Lighthouse U.S. Capital Co.,
      120,000      FRN, #, 6.07%, 03/05/01                                 120,000
       65,000      FRN, #, 6.21%, 11/06/00                                  65,002
      100,000     Sigma Finance Corp., (Channel Islands), FRN,
                   6.29%, 04/25/00                                         100,000


                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)


As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)             Issuer                                                    Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
                  Asset Backed Securities -- Continued
  $    75,000     Structured Products Asset Return Certificates, Ser.
                    1998-1, FRN, #, 6.16%, 11/27/00                       $  75,000
                                                                          ---------
                                                                            832,002
                  Automotive -- 10.8%
       66,000     Chrysler Financial Co., LLC, MTN, 5.85%, 05/15/00          66,098
      200,000     Daimler Chrysler North America Holding Corp., MTN,
                  FRN, 5.98%, 02/22/01                                      199,851
                  Ford Motor Credit Co.,
       75,000      MTN, FRN, 6.17%, 10/02/00                                 74,957
       27,000      MTN, FRN, 6.51%, 09/25/00                                 27,041
       13,980     Ford Motor Holdings Co., 9.25%, 03/01/00                   13,980
      250,000     General Motors Acceptance Corp., MTN, FRN,
                    6.03%, 12/14/00                                         249,828
                  PACCAR Financial Corp.,
        3,000      MTN, 6.23%, 03/15/00                                       3,001
       25,000      MTN, FRN, 5.99%, 02/14/01                                 24,986
                  Toyota Motor Credit Corp.,
       46,000      MTN, 5.76%, 07/06/00                                      46,000
      134,000      MTN, FRN, 6.05%, 08/18/00                                134,000
      140,000      MTN, FRN, 6.06%, 10/12/00                                140,000
       25,000     VW Credit Inc., MTN, #, 5.67%, 07/13/00                    24,992
                                                                          ---------
                                                                          1,004,734
                  Banking -- 7.7%
                  American Express Centurion Bank,
       50,000      5.89%, 03/29/00                                           50,000
      100,000      FRN, 5.84%, 02/28/01                                     100,000
       50,000      FRN, 5.97%, 06/08/00                                      49,982
      100,000      FRN, 6.10%, 04/20/00                                     100,000
       43,000      FRN, 6.10%, 05/16/00                                      43,000
       55,000     Bank One Corp., FRN, 6.11%, 11/17/00                       54,983
        5,000     BankAmerica Corp., 9.70%, 08/01/00                          5,073
       75,000     Credit Suisse First Boston International (Guernsey),
                   (Switzerland), FRN, #, 6.08%, 10/02/00                    75,019
       50,000     FCC National Bank, FRN, 5.95%, 05/26/00                    49,994
       42,000     U.S. Central Credit Union, MTN, 5.08%, 04/19/00            41,997
                  Wells Fargo Bank, NA,
      100,000      MTN, 5.31%, 03/31/00                                      99,996
       50,000      MTN, 5.31%, 04/03/00                                      49,997
                                                                          ---------
                                                                            720,041
                  Diversified -- 0.5%
                  General Electric Capital Corp.,
       20,000      6.66%, 05/01/00                                           20,013
       23,500      MTN, 5.93%, 05/01/00                                      23,499
                                                                          ---------
                                                                             43,512
                  Financial Services -- 14.7%
        8,800     Associates Corp. of North America, 9.13%, 04/01/00          8,827
      200,000     Bear Stearns Co., Inc., MTN, FRN, 5.94%, 02/23/01         200,001
                  CIT Group, Inc.,
       80,000      MTN, FRN, 5.80%, 09/15/00                                 79,970
       30,000      MTN, FRN, 6.42%, 11/13/00                                 30,059
       10,000     Commercial Credit Co., 6.13%, 03/01/00                     10,000

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)
                 Issuer                                                    Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
                 Financial Services -- Continued
                 Goldman Sachs Group, Inc.,
 $   148,000      FRN, #, 6.12%, 05/12/00                                 $ 148,001
      75,000      MTN, FRN, 6.06%, 08/07/00                                  75,000
      30,000      MTN, FRN, 6.10%, 09/07/00                                  30,000
      50,000     HomeSide Lending, Inc., FRN, #, 6.29%, 08/16/00             50,003
                 International Lease Finance Corp.,
      22,150      6.63%, 08/15/00                                            22,206
      38,000      MTN, 5.35%, 03/06/00                                       38,000
                 Merrill Lynch & Co., Inc.,
      94,000      MTN, 5.56%, 06/30/00                                       94,000
     200,000      MTN, FRN, 5.88%, 03/06/01                                 199,981
      50,000      MTN, FRN, 6.15%, 08/04/00                                  50,008
      20,000      MTN, FRN, 6.23%, 09/25/00                                  19,997
      12,000      MTN, FRN, 6.39%, 08/03/00                                  12,014
                 Morgan Stanley Dean Witter & Co.,
     110,000      FRN, 5.96%, 03/07/00                                      110,000
      50,000      MTN, FRN, 6.16%, 01/22/01                                  50,067
      25,000      MTN, FRN, 6.22%, 03/15/01                                  25,000
      25,000     Sanwa Business Credit Corp., FRN, #, 6.16%, 03/13/00        25,001
      92,000     U.S. Central Credit Union, MTN, 5.14%, 04/24/00             91,999
                                                                          ---------
                                                                          1,370,134
                 Food/Beverage Products -- 0.2%
      15,000     Sara Lee Corp., MTN, 6.50%, 05/16/00                        15,013
                 Insurance -- 5.4%
      50,000     AIG Funding Inc., FRN, 6.03%, 10/02/00                      50,000
     100,000     G E Financial Assurance, FRN, 5.57%, 03/01/00              100,000
     100,000     Jackson National Life Insurance Co., FRN,
                  6.12%, 01/18/01                                           100,000
      50,000     MetLife Funding Inc., FRN, #, 5.49%, 06/01/00               50,000
      30,000     Prudential Funding Corp., FRN, 6.13%, 12/21/00              29,983
      75,000     Security Life of Denver Insurance Co., FRN,
                  5.57%, 06/24/00                                            75,000
      50,000     Travelers Insurance Co., FRN, 5.91%, 04/24/00               50,000
      50,000     United of Omaha Life Insurance Company, FRN,
                  5.95%, 05/17/02                                            50,000
                                                                          ---------
                                                                            504,983
                 Machinery & Engineering Equipment -- 1.9%
                 Caterpillar Financial Services Corp.,
      30,000      FRN, 5.47%, 05/18/00                                       30,003
      48,000      MTN, 5.72%, 07/07/00                                       48,000
       5,000      MTN, 5.80%, 03/15/00                                        5,001
      75,000      MTN, FRN, 6.03%, 07/07/00                                  75,000
      14,500      MTN, FRN, 6.06%, 03/10/00                                  14,501
                                                                          ---------
                                                                            172,505
                 Office/Business Equipment -- 0.6%
      53,000     Xerox Credit Corp., MTN, 5.83%, 05/08/00                    52,983
                 Real Estate -- 0.9%
      84,000     Main Place Real Estate Investment Corp., FRN,
                  6.21%, 10/25/00                                            84,034
                 Retailing -- 0.1%
       5,360     Wal-Mart Stores Inc., 5.85%, 06/01/00                        5,363

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)           Issuer                                                          Value
----------------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------------
                Telecommunications -- 2.2%
 $   30,000     AT&T Capital Corp., MTN, FRN, 6.73%, 12/01/00                  $  30,143
    175,000     AT&T Corp., MTN, FRN, #, 5.99%, 07/13/00                         174,943
                                                                               ---------
                                                                                 205,086
                Utilities -- 2.7%
     62,000     Baltimore Gas & Electric Co., FRDO, 6.11%, 03/01/00               62,002
    190,000     National Rural Utilities Co., Ser. C., MTN, FRN,,
                 6.06%, 09/08/00                                                 190,000
                                                                               ---------
                                                                                 252,002
                ------------------------------------------------------------------------
                Total Corporate Notes & Bonds                                  5,262,392
                (Cost $5,262,392)
                ------------------------------------------------------------------------
                Commercial Paper -- 16.6%
                -------------------------
                Asset Backed Securities -- 12.0%
     50,000     Compass Securitization LLC, 5.84%, 03/24/00                       49,814
    150,189     Concord Minutemen Capital Co., LLC, 5.84%, 03/17/00              149,800
    100,000     Falcon Asset Securitization Corp., 5.86%, 03/27/00                99,580
                International Securitization Corp.,
     65,760      5.84%, 03/16/00                                                  65,601
     60,000      5.85%, 03/20/00                                                  59,816
    125,000     Intrepid Funding Master Trust, Ser. 1999-A,
                 6.28%, 09/05/00                                                 121,031
                Lexington Parker Capital Corp.,
    100,000      5.84%, 03/14/00                                                  99,790
     61,961      5.85%, 03/13/00                                                  61,841
                Montauk Funding Corp.,
     41,000      5.83%, 03/15/00                                                  40,908
     55,250      5.88%, 03/01/00                                                  55,250
                Moriarty LLC,
     60,000      6.05%, 03/08/00                                                  59,930
     40,000      6.27%, 08/17/00                                                  38,858
     70,499     Parthenon Receivables Funding LLC, 5.84%, 03/20/00                70,283
     25,000     Sigma Finance Corp., (Channel Islands), #,
                 6.28%, 08/16/00                                                  24,288
     56,662     Thames Asset Global Securitization (TAGS), #,
                 5.85%, 03/27/00                                                  56,424
     55,000     Windmill Funding Corp., 5.83%, 03/13/00                           54,894
                                                                               ---------
                                                                               1,108,108
                Banking -- 1.7%
     40,000     Banca Serfin SA, (United Kingdom), 6.05%, 03/07/00                39,960
    100,000     Banco Rio De La Plata SA, (Argentina), 6.04%, 03/09/00            99,868
     20,000     Credit Suisse First Boston, (Switzerland), 5.94%, 03/09/00        19,974
                                                                               ---------
                                                                                 159,802
                Consumer Products -- 0.5%
                Florens Container Inc.,
     25,000      6.04%, 03/07/00                                                  24,975
     25,000      6.04%, 03/08/00                                                  24,971
                                                                               ---------
                                                                                  49,946
                Diversified -- 0.5%
     50,000     General Electric Capital Services Inc., 6.03%, 03/15/00           49,886

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)


As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)            Issuer                                                    Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
                Financial Services -- 0.5%
 $   50,000     Associates First Capital Corp., 5.88%, 03/01/00          $  50,000

                Food/Beverage Products -- 1.4%
                Archer Daniels Midland Co.,
     77,350      5.90%, 03/24/00                                            77,067
     50,000      5.96%, 03/22/00                                            49,833
                                                                         ---------
                                                                           126,900
                ------------------------------------------------------------------
                Total Commercial Paper                                   1,544,642
                (Cost $1,544,642)
                ------------------------------------------------------------------
                Certificates of Deposit -- 21.3%
                --------------------------------
                Bank Austria AG (Austria), (Yankee),
     50,000      6.55%, 02/01/01                                            49,978
     50,000      6.71%, 02/05/01                                            49,978
    110,000     Banque Nationale De Paris, (France), (Yankee), 5.98%,
                 05/01/00                                                  110,000
    190,000     Bayerische Hypo- und Vereinsbank AG, Floating Rate,
                 (Germany), (Yankee), 5.80%, 02/28/01                      189,908
    130,000     Bayerische Landesbank Girozentrale, Floating Rate,
                 (Germany), (Yankee), 5.81%, 12/15/00                      129,923
                Commerzbank AG (Germany), (Yankee),
     27,000      5.12%, 04/25/00                                            26,997
     90,000      6.52%, 01/08/01                                            89,978
                First Union National Bank, Floating Rate,
    100,000      6.08%, 03/01/00                                           100,000
     54,000      6.16%, 05/17/00                                            54,000
     95,000      6.27%, 03/29/00                                            95,000
                Fleet National Bank, Floating Rate,
     73,000      5.97%, 04/17/00                                            72,996
    100,000      6.04%, 10/26/00                                            99,974
     50,000     National Westminster Bank PLC, (United Kingdom),
                 (Yankee), 5.28%, 04/03/00                                  49,999
     50,000     Norddeutsche Landesbank Girozentrale, (Germany),
                 (Yankee), 6.55%, 01/16/01                                  49,979
                Rabobank Nederland NV (Netherlands), (Yankee),
     50,000      5.18%, 03/28/00                                            49,998
    150,000      5.88%, 03/01/00                                           150,000
     75,000      6.50%, 01/29/01                                            74,967
    175,000     Regions Bank, 5.88%, 03/01/00                              175,000
     96,000     Royal Bank of Canada, (Canada), (Yankee), 5.12%,
                 03/20/00                                                   95,999
                Svenska Handelsbanken, Inc., (Sweden), (Yankee),
     18,000      5.23%, 03/01/00                                            18,000
     50,000      6.75%, 02/14/01                                            49,976
                UBS Finance, Inc., (Switzerland), (Yankee),
     60,000      5.41%, 06/01/00                                            59,993
     40,000      5.53%, 06/06/00                                            39,996
     99,000      5.76%, 07/06/00                                            98,987
                ------------------------------------------------------------------
                Total Certificates of Deposit                            1,981,626
                (Cost $1,981,626)
                ------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)            Issuer                                              Value
-------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------
                 Time Deposits -- 3.6%
 $   135,566     Deutsche Bank AG, (Germany), 5.88%, 03/01/00     $  135,566
     200,000     National City Bank, 5.88%, 03/01/00                 200,000
                 ---------------------------------------------------------------
                 Total Time Deposits                                 335,566
                 (Cost $335,566)
--------------------------------------------------------------------------------
                 Total Investments -- 102.1%                      $9,491,676
                 (Cost $9,491,676)*
--------------------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)             Issuer                                                   Value
--------------------------------------------------------------------------------
Money Market Instruments -- 101.2%
--------------------------------------------------------------------------------
                  U.S. Government Agency Securities -- 2.9%
                  -----------------------------------------
                  Federal Home Loan Bank,
  $    60,000      DN, 5.66%, 05/26/00                                   $59,211
       25,000      DN, 5.70%, 03/15/00                                    24,947
       35,000      DN, 5.85%, 11/17/00                                    33,597
       50,000      DN, 5.93%, 11/24/00                                    47,916
       55,000      DN, 6.03%, 12/08/00                                    52,549
       15,000      DN, 6.13%, 12/22/00                                    14,287
       25,000      DN, 6.32%, 01/08/01                                    23,707
       25,000      DN, 6.50%, 02/01/01                                    23,572
                  --------------------------------------------------------------
                  Total U.S. Government Agency Securities                279,786
                  (Cost $279,786)
                  --------------------------------------------------------------
                  State and Municipal Obligations -- 0.1%
                  ---------------------------------------
                  Michigan --  0.1%
        5,056     Sault Ste Marie Michigan Tribe Building Authority,
                  Taxable, FRDO, 6.46%, 06/01/00                           5,056
                  Texas --  0.0%

        3,600     Texas State, Taxable, Medical Options Period, FRDO,
                   5.99%, 03/01/00                                         3,600
                  --------------------------------------------------------------
                  Total State and Municipal Obligations                    8,656
                  (Cost $8,656)
                  --------------------------------------------------------------
                  Corporate Notes & Bonds -- 37.9%
                  --------------------------------
                  Asset Backed Securities -- 23.9%
       75,000     Bavaria TRR Corp., (Germany), FRN, 6.01%, 03/23/00      74,999
                  Beta Finance Corp., Inc., (Channel Islands),
       60,000      MTN, #, 6.02%, 08/15/00                                60,000
       65,000      MTN, #, 6.87%, 02/26/01                                65,000
       70,000      MTN, FRN, #, 6.06%, 07/27/00                           70,000
                  CC USA Inc. (Centauri Corp.),
       60,000      MTN, #, 5.75%, 07/20/00                                60,000
       60,000      MTN, #, 6.10%, 09/07/00                                60,000
       50,000      MTN, FRN, #, 5.85%, 04/26/00                           49,999
      100,000      MTN, FRN, #, 5.96%, 05/22/00                           99,998
      127,000     Corporate Asset Funding, FRN, 5.91%, 03/15/00          127,000
                  Dorada Finance Inc.,
       35,000      MTN, #, 5.60%, 06/07/00                                35,000
       70,000      MTN, FRN, #, 5.87%, 07/17/00                           69,991
       75,000      MTN, FRN, #, 6.12%, 09/05/00                           75,000
                  K2 (USA) LLC,
       50,000      FRN, 6.03%, 03/29/00                                   50,000
       50,000      FRN, 6.04%, 03/15/00                                   50,000
       25,000      MTN, #, 5.60%, 06/12/00                                25,000
       35,000      MTN, #, 5.68%, 06/15/00                                35,000
       70,000      MTN, FRN, #, 5.97%, 05/30/00                           70,000
      100,000      MTN, FRN, #, 5.99%, 08/15/00                          100,000
       25,000      MTN, FRN, #, 6.11%, 07/17/00                           25,000
       50,000      MTN, FRN, #, 6.11%, 10/16/00                           50,000
                  Restructured Asset Securities with Enhanced Returns
                  (RACERS),
      100,000      1999 Ser. MM-16, FRN, #, 5.91%, 06/02/00              100,000
       37,000      1999 Ser. MM-35, FRN, #, 5.99%, 12/15/00               37,000

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)             Issuer                                                      Value
--------------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------------
                  Asset Backed Securities -- Continued
  $    25,000     Short Term Repackage Asset Trust Securities (STRATS),
                   1999, Ser. C, FRN, #, 5.95%, 04/13/00                     $  25,000
                  Sigma Finance Corp., (Channel Islands),
       35,000      FRN, #, 6.22%, 03/15/00                                     35,000
       50,000      MTN, 5.38%, 03/13/00                                        50,000
       75,000      MTN, FRN, #, 5.92%, 03/05/01                                75,000
       25,000      MTN, FRN, #, 5.97%, 05/25/00                                24,999
       25,000      MTN, FRN, #, 5.98%, 04/25/00                                25,000
       50,000      MTN, FRN, #, 6.11%, 06/11/00                                50,000
       70,000      MTN, FRN, #, 6.15%, 09/15/00                                70,000
      100,000      MTN, FRN, #, 6.51%, 06/30/00                               100,000
                  SMM Trust,
       50,000      1999 Ser. B, #, 5.45%, 03/15/00                             50,000
       80,000      1999 Ser. B, FRN, #, 6.18%, 03/15/00                        80,000
       35,000      1999 Ser. E, #, 5.36%, 04/05/00                             35,000
       40,000      1999 Ser. E, FRN, #, 6.02%, 04/05/00                        40,000
      136,957      1999 Ser. G, FRN, #, 5.99%, 06/05/00                       136,956
                  Structured Enhanced Return Trust, (STEERS),
       42,400      1998 Ser. A-39, MTN, FRN, #, 5.87%, 04/25/00                42,400
       43,447      1998 Ser. A-42, MTN, FRN, #, 6.06%, 08/25/00                43,447
       14,003     UCP LLC, 1999 Ser. A-1, 6.17%, 09/23/00                      14,001
                                                                            ---------
                                                                            2,285,790
                  Automotive -- 0.2%
       20,000     Toyota Motor Credit Corp., MTN, FRN, 6.91%, 10/25/00         20,012

                  Banking -- 3.5%
       25,000     Abbey National Treasury Services PLC, (United
                   Kingdom), (Yankee), MTN, 5.24%, 03/01/00                    25,000
       16,000     American Express Centurion Bank, FRN, 5.96%, 05/25/00        16,000
       70,000     BankAmerica Corp., FRN, 5.92%, 03/16/00                      69,999
                  Barclays Bank PLC, (United Kingdom),
       70,000      FRN, 5.89%, 03/15/00                                        69,998
      100,000      FRN, 5.89%, 05/12/00                                        99,989
       50,000     U.S. Central Credit Union, MTN, 5.08%, 04/19/00              49,996
                                                                            ---------
                                                                              330,982
                  Diversified -- 2.8%
                  General Electric Capital Corp.,
      140,000      MTN, FRN, 6.04%, 05/03/00                                  140,000
      130,000      MTN, FRN, 6.05%, 05/12/00                                  129,998
                                                                            ---------
                                                                              269,998
                  Financial Services -- 6.2%
       90,000     Goldman Sachs Group LP, FRN, 6.12%, 06/13/00                 90,000
       60,000     HomeSide Lending Inc., MTN, FRN, 6.14%, 03/20/00             59,993
      150,000     Merrill Lynch & Co., Inc., MTN, FRN, 5.88%, 03/06/01        149,985
                  Morgan Stanley Dean Witter & Co.
      150,000      FRN, 5.96%, 08/07/00                                       150,000
       55,000      MTN, FRN, 5.96%, 05/15/01                                   55,003
       35,000      MTN, FRN, 6.22%, 03/13/01                                   35,000
       50,000      MTN, FRN, 6.22%, 03/15/01                                   50,000
                                                                            ---------
                                                                              589,981

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)           Issuer                                                         Value
---------------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------------
                Insurance -- 1.2%
 $   73,200     First Allmerica Financial Life Insurance Co., FRN, 6.03%,
                 04/07/00                                                    $  73,200
     42,900     Jackson National Life Insurance Co., FRN, 6.20%,
                 09/01/03                                                       42,900
                                                                             ---------
                                                                               116,100
                Utilities -- 0.1%
      9,000     Hydro Quebec (Canada), MTN, FRN, 5.98%, 01/15/22                 9,000
                ----------------------------------------------------------------------
                Total Corporate Notes & Bonds                                3,621,863
                (Cost $3,621,863)
                ----------------------------------------------------------------------
                Commercial Paper -- 31.6%
                -------------------------
                Asset Backed Securities -- 23.4%
     60,000     ACE Overseas Corp., 6.04%, 03/01/00                             60,000
                Alpine Securitization Corp.,
     72,451      5.83%, 03/14/00                                                72,299
    100,000      5.83%, 03/23/00                                                99,646
                Amsterdam Funding Corp.,
     75,000      5.85%, 03/06/00                                                74,939
     49,652      5.85%, 03/24/00                                                49,467
     37,000     Aquinas Funding LLC, #, 6.05%, 03/08/00                         36,957
     50,000     Atlantis One Funding, 6.00%, 03/28/00                           49,782
     47,000     Bavaria Universal Funding, 5.87%, 03/22/00                      46,840
     35,000     Beta Finance Corp., Inc., (Channel Islands), 6.00%,
                 03/20/00                                                       34,892
                Compass Securitization LLC,
     72,950      5.84%, 03/17/00                                                72,762
     64,000      5.84%, 03/24/00                                                63,762
     50,000      5.85%, 03/16/00                                                49,879
                Dorada Finance Inc.,
     60,000      #, 5.83%, 04/28/00                                             59,460
     65,000      #, 6.00%, 05/05/00                                             64,326
                Falcon Asset Securitization Corp.,
     66,808      5.85%, 03/31/00                                                66,484
     38,985      5.86%, 03/28/00                                                38,815
     26,267     Forrestal Funding Master Trust, 5.85%, 03/27/00                 26,157
                Galaxy Funding Inc.,
     85,000      5.86%, 03/28/00                                                84,628
     54,600      5.87%, 03/13/00                                                54,494
     45,000      5.87%, 03/15/00                                                44,898
     40,000     Govco Inc., 6.04%, 05/25/00                                     39,438
                International Securitization Corp.,
     97,980      5.84%, 03/17/00                                                97,727
     85,000      5.85%, 03/20/00                                                84,739
    150,000     Intrepid Funding Master Trust, Ser. 1999-A, 6.28%,
                 09/05/00                                                      145,238
     75,585     Monte Rosa Capital Corp., #, 6.02%, 05/15/00                    74,650
                Moriarty LLC,
     60,000      6.05%, 03/08/00                                                59,930
     40,000      6.27%, 08/17/00                                                38,858
     85,000      6.29%, 08/22/00                                                82,494

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)           Issuer                                                        Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Sheffield Receivables Corp.,
 $   51,300      #, 5.84%, 03/20/00                                        $  51,143
     80,000      #, 5.85%, 03/29/00                                           79,638
     50,000     Sigma Finance Corp., (Channel Islands), #, 6.33%,
                 09/01/00                                                     48,433
     88,699     Three Rivers Funding Corp., 5.82%, 03/10/00                   88,570
     86,215     Tulip Funding Corp., 5.84%, 03/13/00                          86,048
     40,000     Twin Towers Inc., #, 5.85%, 03/24/00                          39,851
     55,000     WCP Funding Inc., #, 5.85%, 03/14/00                          54,884
                                                                           ---------
                                                                           2,222,128
                Banking -- 4.9%
     50,000     Banco Bozano Simonsen SA (Brazil), 5.93%, 06/15/00            49,176
     20,000     Banco Itau SA (Cayman Islands), 6.05%, 05/12/00               19,768
     80,000     Banco Rio De La Plata SA, (Argentina), 5.87%, 03/09/00        79,896
                Banco Santander Puerto Rico,
    100,000      5.83%, 03/14/00                                              99,791
     54,450      5.84%, 03/10/00                                              54,371
     90,000     Cregem North America Inc., 5.89%, 04/10/00                    89,425
     75,000     CSN Overseas, 6.08%, 03/03/00                                 74,975
                                                                           ---------
                                                                             467,402
                Consumer Products -- 0.3%
     32,500     Florens Container Inc., 6.09%, 05/04/00                       32,159

                Hotels/Other Lodging -- 0.5%
     50,000     Accor SA, (France), 6.04%, 03/07/00                           49,950

                Telecommunications -- 0.9%
     85,000     British Telecommunications PLC, (United Kingdom),
                 6.27%, 08/31/00                                              82,373

               Utilities -- 1.6%
                Comision Federal De Electricidad, (Mexico),
     55,000      6.00%, 03/28/00                                              54,760
    100,000      6.01%, 03/27/00                                              99,579
                                                                           ---------
                                                                             154,339
                --------------------------------------------------------------------
                Total Commercial Paper                                     3,008,351
                (Cost $3,008,351)
                --------------------------------------------------------------------
                Certificates of Deposit -- 21.7%
     35,000     Banco Bilboa Vizcaya SA (Spain), (Yankee), 5.62%,
                 06/14/00                                                     34,996
                Bank Austria AG (Austria), (Yankee),
     50,000      5.20%, 05/08/00                                              49,996
     50,000      6.55%, 02/01/01                                              49,978
     59,000      6.71%, 02/05/01                                              58,974
    130,000     Banque Nationale De Paris, (France), (Yankee), 5.98%,
                 05/01/00                                                    130,002
                Bayerische Landesbank Girozentrale, Floating Rate,
                 (Germany), (Yankee),
     50,000       5.78%, 04/10/00                                             49,996
    190,000       5.80%, 03/01/01                                            189,908
    135,000       5.81%, 12/15/00                                            134,921
    120,000       6.00%, 08/02/00                                            119,975

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount
(USD)           Issuer                                                       Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
                Certificates of Deposit -- Continued
                Credit Communal De Belgique S.A., (Belgium), (Yankee),
 $   25,000      5.96%, 10/02/00                                          $   24,976
    100,000      Floating Rate, 5.79%, 03/01/01                               99,951
                Deutsche Bank AG, (Germany), (Yankee),
     50,000      5.08%, 04/12/00                                              49,996
     50,000      Floating Rate, 5.88%, 04/26/00                               49,995
                Landesbank Baden-Wuerttemberg, (Germany), (Yankee),
    100,000      6.03%, 03/02/00                                             100,000
     40,000      6.04%, 03/06/00                                              40,000
     50,000      (Principal in Euro), 6.03%, 05/03/00                         50,001
     50,000     Norddeutsche Landesbank Girozentrale, (Germany),
                 (Yankee), 6.55%, 01/16/01                                    49,979
     75,000     Rabobank Nederland NV (Netherlands), (Yankee),
                 6.50%, 01/29/01                                              74,967
    110,000     Regions Bank, 5.88%, 03/01/00                                110,000
     68,000     Svenska Handelsbanken Inc., (Sweden), (Yankee),
                 6.75%, 02/14/01                                              67,968
                UBS Finance Inc., (Switzerland), (Yankee),
     50,000      5.25%, 03/10/00                                              49,999
     50,000      5.70%, 07/10/00                                              49,991
    100,000      6.50%, 01/08/01                                              99,959
                Westdeutsche Landesbank Girozentrale, (Germany),
                 (Yankee),
     70,000        5.99%, 03/01/00                                            70,000
    260,000        Floating Rate, 5.80%, 02/28/01                            259,873
                --------------------------------------------------------------------
                Total Certificates of Deposit                              2,066,401
                (Cost $2,066,401)
                --------------------------------------------------------------------
                Time Deposits -- 4.9%
                ---------------------
     64,294     Branch Banking & Trust Co., 5.81%, 03/01/00                   64,294
    200,000     Rabobank, New York, (Principal in Euro), 5.88%,
                03/01/00                                                     200,000
    200,000     Sun Trust Bank, Atlanta, 5.84%, 03/01/00                     200,000
                --------------------------------------------------------------------
                Total Time Deposits                                          464,294
                (Cost $464,294)
                --------------------------------------------------------------------
                Repurchase Agreement -- 2.1%
                ----------------------------
    200,000     Greenwich Capital Markets, Inc., 5.87%, due 03/01/00
                 (Dated 02/29/00, Proceeds $200,033, Secured by USTR
                 and U.S. Government Agency Obligations, $273,470,
                 2.41% through 11.88%, due 04/27/00 through
                 11/25/29; Market Value $204,005)                            200,000
                 (Cost $200,000)
                --------------------------------------------------------------------
                Total Investments -- 101.2%                               $9,649,351
                (Cost $9,649,351)*
                --------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                         Value
-------------------------------------------------------------------------------------
                Money Market Instruments -- 100.1%
-------------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 1.2%
                -----------------------------------------
 $    19,300    Federal Home Loan Bank, DN, 5.72%, 03/01/00                   $19,300
                (Cost $19,300)
                ---------------------------------------------------------------------
                Municipal Securities -- 98.9%
                -----------------------------
                Alabama -- 4.4%
                Alabama State, Public School & College Authority,
      11,985     Ser. 101, PUTTERS, FRDO, 3.96%, 03/04/00                      11,985
       3,820     Ser. 124, PUTTERS, FRDO, 3.96%, 03/02/00                       3,820
                Birmingham, Alabama,
       9,000     Capital Improvement Warrants, Ser. A, GO, FRDO,
                 3.87%, 03/07/00                                                9,000
       5,000     GO, FRDO, 3.87%, 03/03/00                                      5,000
       3,450     Ser. A, Warrants, FRDO, 3.87%, 03/02/00                        3,450
       6,650    Daphine, Alabama, Special Care Facilities Financing
                Authority, Presbyterian Retirement, Ser. A, Rev., FRDO,
                +, 3.87%, 03/02/00                                              6,650
       3,000    Infirmary Health Systems, Special Care Facilities
                Financing Authority, Mobile, Alabama, Infirmary Health
                Systems Inc., Ser. A, Rev., FRDO, 3.87%, 03/07/00               3,000
       5,000    Jefferson County, Alabama, Warrants, GO, FRDO, 3.91%,
                03/06/00                                                        5,000
       1,195    Marshall County, Alabama, Special Obligation, Warrants,
                FRDO, 3.95%, 03/06/00                                           1,195
       6,400    North Alabama Environmental Improvement Authority,
                Alabama, PCR, Reynold Metals, Rev., FRDO, 3.75%,
                03/01/00                                                        6,400
      14,730    Port City Medical Clinic Board, Mobile, Alabama,
                Infirmary Health Systems, Ser. B, Rev., FRDO, +, 3.87%,
                03/02/00                                                       14,730
       3,100    University of Alabama, Ser. B, Rev., FRDO, 3.85%,
                03/03/00                                                        3,100
                                                                              -------
                                                                               73,330
                Alaska -- 0.3%
       4,635    North Slope Boro, Alaska, Ser. B, GO, +, 6.75%, 06/30/00        4,676

               Arizona -- 0.4%
       3,000    Arizona Educational Loan Marketing Corp., Educational
                Loan, Ser. A, Rev., 6.70%, 03/01/00                             3,000
       2,200    Coconino County, Arizona, Pollution Control Corp.,
                Arizona Public Service Co. Project, Rev., FRDO, 3.90%,
                03/01/00                                                        2,200
       1,000    Maricopa County, Arizona, IDA, Health Facilities, St.
                Josephs Care Center Project, Ser. A, Rev., +, ~, 7.75%,
                07/01/00                                                        1,032
                                                                              -------
                                                                                6,232
                Arkansas -- 1.5%
                Arkansas Hospital Equipment Finance Authority,
       3,600     AHA Pooled Financing Program, Rev., FRDO, 3.95%,
                 03/01/00                                                       3,600
       3,000     Baptist Health Project, Rev., FRDO, +, 3.91%, 03/03/00         3,000


                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                        Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
                Arkansas -- Continued
 $     4,000    Arkansas State, Development Finance Authority, IDR,
                Stratton Seed Co. Project, Rev., FRDO, 4.05%, 03/06/00       $4,000
       5,500    Columbia County, Arkansas, Solid Waste Disposal,
                Albemarle Corp. Project, Rev., FRDO, 4.05%, 03/02/00          5,500
       8,750    Miller County, Arkansas, Solid Waste Disposal, Tyson
                Foods Inc. Project, Rev., FRDO, 3.96%, 03/06/00               8,750
                                                                             ------
                                                                             24,850
                California -- 0.7%
          20    California State Economic Development Financing
                Authority, IDR, Standard Abrasives Manufacturing
                Project, Rev., FRDO, 2.65%, 03/01/00                             20
       7,600    Los Angeles, California, Regional Airports Improvement
                Corp., Sublease, Los Angeles International Airport, Rev.,
                FRDO, 3.75%, 03/01/00                                         7,600
         900    San Diego, California, IDR, Kaiser Aerospace & Electric,
                Ser. A, Rev., FRDO, 2.65%, 03/06/00                             900
       4,000    Student Education Loan Marketing Corp., California,
                Student Loan, Ser. A, Rev., FRDO, 3.25%, 06/01/00             4,000
                                                                             ------
                                                                             12,520
                Colorado -- 3.8%
                Colorado Student Obligation Bond Authority,
                Student Loan,
       5,000     Senior Lien, Ser. A-2, Rev., FRDO, +, 3.95%, 03/01/00        5,000
       2,500     Senior Lien, Ser. A-3, Rev., FRDO, +, 3.95%, 03/01/00        2,500
                Denver, Colorado, City & County Airport,
      22,230     Floating Rate Certificates, Ser. 136, Rev., FRDO, +,
                 3.96%, 03/06/00                                             22,230
      15,580     Floating Rate Certificates, Ser. 153, Rev., FRDO, +,
                 3.94%, 03/06/00                                             15,580
      18,000    Jefferson County, Colorado School District No. R-001,
                Rev., TAN, 4.50%, 06/30/00                                   18,028
                                                                             ------
                                                                             63,338
                Delaware -- 0.1%
       2,000    Delaware State, Ser. B, GO, 5.00%, 05/01/00                   2,004

                District of Columbia -- 1.1%
                District of Columbia,
       1,400     George Washington University, Ser. A, Rev., FRDO,
                 3.95%, 03/02/00                                              1,400
       4,315     Pooled Loan Program, Ser. A, Rev., FRDO, 3.90%,
                 03/07/00                                                     4,315
       1,000     Ser. A, GO, +, ~, 7.50%, 06/01/00                            1,028
       4,755    District of Columbia, Water & Sewer Authority, Public
                Utility, Rev., FRDO, 3.96%, 03/03/00                          4,755
       6,155    Eagle Tax Exempt Trust, Weekly Option Mode, Water &
                Sewer Rev., District of Columbia, Ser. 98-5202, FRDO, #,
                3.96%, 03/02/00                                               6,155
                                                                             ------
                                                                             17,653
                Florida -- 6.3%
                Dade County, Florida, Housing Finance Authority,
                Multi-Family Housing,
       2,745     Kendall Ct. Apartments, Rev., FRDO, 3.85%, 03/04/00          2,745
       2,045     Star Creek Apartments, Rev., FRDO, 3.85%, 03/02/00           2,045

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)


As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
               Florida -- Continued
 $   6,805     Eagle Tax-Exempt Trust, Weekly Option Mode,
               Jacksonville, Florida, Ser. 96C-0915, #, 4.00%, 03/02/00       $ 6,805
               Florida Housing Finance Corp.,
     7,185      Multi-Family Housing, Beneva Project, Ser. C, Rev.,
                FRDO, 3.89%, 03/03/00                                           7,185
     5,000      Multi-Family Housing, Kings Project, Ser. D, Rev.,
                FRDO, 3.96%, 03/02/00                                           5,000
     1,300      Multi-Family Housing, South Pointe Project, Ser. J,
                Rev., FRDO, 3.88%, 03/05/00                                     1,300
     4,000      Multi-Family Housing, Twin Colony Project, Ser. EE,
                Rev., FRDO, 3.95%, 03/01/00                                     4,000
     2,235      Timberline Apartments, Ser. P, Rev., FRDO, 3.95%,
                03/03/00                                                        2,235
    14,600     Florida State, Board of Education, Capital Outlay,
               Municipal Securities Trust Receipts, Ser. SGA-67, GO,
               FRDO, 3.90%, 03/01/00                                           14,602
               Gulf Breeze, Florida, Local Government Loan Program,
    10,315      Ser. B, Rev., FRDO, +, 3.85%, 03/05/00                         10,315
    12,450      Ser. C, Rev., FRDO, +, 3.85%, 03/05/00                         12,450
    10,000     Jacksonville, Florida, Capital Project, Ser. 2, Rev., FRDO,
               +, 4.00%, 03/01/00                                              10,000
     8,000     Jacksonville, Florida, Educational Facilities, Jacksonville
               University Project, Rev., FRDO, 3.05%, 03/06/00                  8,000
     1,000     Jacksonville, Florida, Health Facilities Authority, River
               Garden Project, Rev., FRDO, 3.85%, 03/05/00                      1,000
     4,700     Orange County, Florida, Health Facilities Authority,
               Presbyterian Retirement Project, Rev., FRDO, 3.95%,
               03/02/00                                                         4,700
     4,000     Orange County, Florida, Housing Finance Authority,
               Rev., 3.40%, 06/01/00                                            4,000
     4,500     The University of North Florida Foundation Inc., Parking
               System, Rev., FRDO, 4.00%, 03/03/00                              4,500
     5,490     Volusia County, Florida, Health Facilities Authority,
               Southwest Volusia Health, Ser. A, Rev., FRDO, 3.85%,
               03/06/00                                                         5,490
                                                                              -------
                                                                              106,372
               Georgia -- 6.2%
     6,600     Atlanta, Georgia, Urban Residential Finance Authority,
               Multi-Family Housing, The Park at Lakewood, Rev.,
               FRDO, 4.00%, 03/06/00                                            6,600
     1,180     Atlanta, Georgia, Water & Wastewater, Municipal
               Securities Trust Receipts, Ser. SGA-86, Rev., FRDO, +,
               4.00%, 03/02/00                                                  1,180
     1,000     Bibb County, Georgia, Class A Certificates, Ser. C, FRDO,
               4.08%, 03/04/00                                                  1,000
     5,000     Burke County, Georgia, Development Authority PCR,
               Rev., +, 3.70%, 04/25/00                                         5,000
     2,335     Carroll County, Georgia, School District, GO, 3.10%,
               04/01/00                                                         2,335
     6,900     Crisp County, Georgia, Solid Waste Management
               Authority, Rev., FRDO, +, 4.01%, 03/07/00                        6,900
    15,100     Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
               97C-1002, FRDO, #, 3.96%, 03/01/00                              15,100

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                           Value
---------------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------------
               Georgia -- Continued
 $   2,200     Elbert County & Elberton & Bowman, Georgia,
               Development Authority, IDR, Seaboard Farms, Rev.,
               FRDO, 3.90%, 03/07/00                                           $ 2,200
     3,240     Fayette County, Georgia, School District, GO, 4.50%,
               03/01/00                                                          3,240
     5,000     Fulco, Georgia, Hospital Authority, Piedmont Hospital
               Project, Revenue Anticipation Certificates, FRDO, 3.95%,
               03/06/00                                                          5,000
     1,000     Fulton County, Georgia, Development Authority,
               Arthritis Foundation Inc. Project, Rev., FRDO, 3.95%,
               03/02/00                                                          1,000
               Fulton County, Georgia, Housing Authority, Multi-Family
               Housing,
    13,860      Champion's Green Apartments, Ser. A, Rev., FRDO,
                3.95%, 03/07/00                                                 13,860
     7,000      Hampton Hills Apartments Project, Rev., FRDO, 3.90%,
                03/06/00                                                         7,000
     8,300      Holcomb's Landing Apartments, Rev., FRDO, 3.90%,
                03/02/00                                                         8,300
     3,000     Georgia Local Government, COP, FLOATS, Ser. PT-1060,
               FRDO, 3.98%, 03/07/00                                             3,000
     3,946     Georgia Municipal Association Pooled Bond, COP, FRDO,
               +, 3.90%, 03/01/00                                                3,946
     2,085     Georgia State, Residential Finance Authority, Home
               Ownership Mortgage, Ser. A, Rev., FRDO, 4.00%,
               06/01/00                                                          2,095
     4,755     Macon-Bibb County, Georgia, Hospital Authority,
               Medical Center of Central Georgia, Rev., FRDO, 3.95%,
               03/05/00                                                          4,755
     6,225     Marietta, Georgia, Housing Authority, Multi-Family
               Housing, Concepts 21 Apartments, Rev., FRDO, 3.80%,
               03/06/00                                                          6,225
     5,000     Richmond County, Georgia, Hospital Authority,
               University Health Services Inc. Project, Revenue
               Anticipation Certificates, FRDO, 3.95%, 03/01/00                  5,000
                                                                               -------
                                                                               103,736
               Hawaii -- 0.2%
     2,000     Hawaii State, Airports System, Second Ser., Rev., +,
               5.45%, 07/01/00                                                   2,013
     1,805     Hawaii State, Housing Finance & Development Corp.,
               Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
               FRDO, 4.06%, 03/03/00                                             1,806
                                                                               -------
                                                                                 3,819
               Idaho -- 0.3%
     5,000     Idaho State, GO, TAN, 4.25%, 06/30/00                             5,014
               Illinois -- 4.9%
     6,000     Central Lake County, Illinois, Ser. A, Rev., +, ~, 7.00%,
               05/01/00                                                          6,149
     2,625     Chicago, Illinois, Floating Rate Certificates, Ser. 126, GO,
               FRDO, +, 3.96%, 03/04/00                                          2,625
     6,815     Elmhurst, Illinois, Joint Commission Accredation, Rev.,
               FRDO, 3.95%, 03/07/00                                             6,815

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                         Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Illinois -- Continued
               Illinois Development Finance Authority,
 $   3,405      IDR, CFC International Inc. Project, Rev., FRDO, 3.95%,
                03/06/00                                                     $3,405
     2,000      IDR, Valspar Corp. Project, Special Tax, FRDO, 4.05%,
                03/01/00                                                      2,000
     5,000      Local Government Financing Program, Ser. A, Rev.,
                FRDO, +, 3.95%, 03/01/00                                      5,000
    10,700      PCR, Illinois Power Co., Ser. D, ACES, Rev., FRDO,
                4.00%, 03/06/00                                              10,700
     1,935      Toughy LTD Partnership Project, Rev., FRDO, 3.95%,
                03/06/00                                                      1,935
               Illinois Health Facilities Authority,
     1,000      Lutheran Social Services Project, Ser. A, Rev., ~, 7.65%,
                08/01/00                                                      1,034
     1,020      Series 1985-D, Rev., 3.85%, 04/05/00                          1,020
     6,900      Swedish Covenant Hospital Project, Rev., FRDO, +,
                3.92%, 03/07/00                                               6,900
     2,035      SwedishAmerican Hospital, Rev., +, ~, 7.40%, 04/01/00         2,083
     3,600     Illinois Housing Development Authority, Multi-Family
               Housing, Camelot, Rev., FRDO, +, 3.95%, 03/06/00               3,600
     1,000     Illinois State, GO, 4.35%, 07/01/00                            1,001
    20,000     Illinois State, Toll Highway Authority, Toll Highway
               Priority, Ser. B, Rev., FRDO, +, 3.85%, 03/02/00              20,000
     2,660     Libertyville, Illinois, Industrial Revenue, Libertyville
               Manor Project, Rev., FRDO, 3.85%, 03/01/00                     2,660
     3,400     Naperville, Illinois, Heritage YMCA Group Inc., Rev.,
               FRDO, 3.85%, 03/06/00                                          3,400
     1,315     Northwest Suburban Municipal Joint Action Water
               Agency, Illinois, Water Supply Systems, Rev., +, 4.25%,
               05/01/00                                                       1,315
                                                                             ------
                                                                             81,642
               Indiana -- 3.0%
     7,500     Indiana Health Facilities Financing Authority,
               Community Hospitals Project, Ser. B, Rev., FRDO, 3.95%,
               03/07/00                                                       7,500
               Indiana State, Development Finance Authority, PCR,
     9,000      Southern Indiana Gas & Electric, Ser. A, Rev., FRDO,
                3.00%, 03/01/00                                               9,000
    22,200      Southern Indiana Gas & Electric Co., Ser. C, Rev.,
                FRDO, 3.05%, 03/01/00                                        22,200
     1,435     Lafayette, Indiana, Economic Development, Health
               Quest Realty Project, Rev., FRDO, 3.95%, 03/06/00              1,435
       660     Muncie, Indiana, Economic Development, Health Quest
               Realty Project, Rev., FRDO, 3.95%, 03/06/00                      660
     3,305     Municipal Securities Trust Certificates, Ser. 1997-19A,
               Class A, Rev., FRDO, #, +, ~, 3.95%, 03/03/00                  3,305
     5,400     Sullivan, Indiana, PCR, Rev., FRDO, 3.60%, 03/07/00            5,400
                                                                             ------
                                                                             49,500
               Iowa -- 0.3%
     2,715     Davenport, Iowa, St. Lukes Hospital, Ser. A, Rev., +, ~,
               7.40%, 07/01/00                                                2,798
     1,500     Iowa Student Loan Liquidity Corp., Student Loan, Ser. C,
               Rev., 6.38%, 03/01/00                                          1,500
                                                                             ------
                                                                              4,298

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                       Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
               Kansas -- 0.5%
 $   2,000     Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
               2000-1601, FRDO, #, 3.96%, 03/01/00                          $2,000
     2,150     Spring Hill, Kansas, Industrial Revenue, Abrasive
               Engineering Project, Rev., FRDO, 3.95%, 03/07/00              2,150
     1,650     Wichita, Kansas, Airport Facilities, Cessna Citation
               Center Project, Ser. III, Rev., FRDO, 4.00%, 03/07/00         1,650
     1,800     Wichita, Kansas, Hospital, Facilities Improvement,
               Riverside, Ser. IV, Rev., FRDO, 3.95%, 03/03/00               1,800
                                                                            ------
                                                                             7,600
               Kentucky -- 1.7%
     4,110     Clark County, Kentucky, PCR, Rev., FRDO, +, 3.70%,
               04/15/00                                                      4,110
     9,000     Kentucky Asset Liability Commission, 1999 Road Fund
               Project, 3.65%, 03/02/00                                      9,000
    15,000     Kentucky Interlocal School Transportation Association,
               COP, TRAN, 4.00%, 06/30/00                                   14,996
     1,000     Kentucky State, Turnpike Authority, Economic
               Development, Road Revitalization Projects, Rev., ~,
               7.45%, 05/15/00                                               1,022
                                                                            ------
                                                                            29,128
               Louisiana -- 2.9%
     3,400     East Baton Rouge Parish, Louisiana, PCR, Exxon Project,
               Rev., FRDO, 3.80%, 03/01/00                                   3,400
     2,930     Iberia Parish, Louisiana, Industrial Development Board
               Inc., Cuming Insulation Corp. Project, Rev., FRDO, 4.10%,
               03/02/00                                                      2,930
               Jefferson Parish, Louisiana, Home Mortgage Authority,
               Single Family Mortgage,
     2,255      Ser. A-2, Rev., 3.65%, 06/01/00                              2,255
     2,745      Ser. B-2, Rev., 3.65%, 06/30/00                              2,745
               Louisiana Housing Finance Agency,
     2,000      Ser. A-52, Rev., FRDO, 3.40%, 03/02/00                       2,000
     2,470      Single Family, Class A, Series F, Rev., FRDO, 4.04%,
                03/05/00                                                     2,471
     7,285      Single Family, Ser. C, Rev., FRDO, 3.35%, 06/01/00           7,285
     5,575     Louisiana Public Facilities Authority, Tiger Athletic
               Foundation Project, Rev., FRDO, 3.91%, 03/02/00               5,575
    17,650     Louisiana State, Ser. A, GO, +, ~, 6.00%, 08/01/00           17,796
     1,675     New Orleans, Louisiana, Aviation Board, Ser. A, Rev.,
               FRDO, +, 3.90%, 03/01/00                                      1,675
                                                                            ------
                                                                            48,132
               Maine -- 0.1%
     1,300     Maine Educational Loan Marketing Corp., Student Loan,
               Ser. A-1, Rev., 5.80%, 05/01/00                               1,303

               Maryland -- 1.2%
     4,900     Baltimore County, Maryland, Revenue Authority, Golf
               Systems, Rev., FRDO, 3.85%, 03/06/00                          4,900
     8,605     Howard County, Maryland, Multi-Family Housing,
               Sherwood Crossing LTD, Rev., FRDO, 3.30%, 06/01/00            8,605
     2,180     Maryland State, FLOATS, Ser. PA-319, FRDO, 3.98%,
               03/04/00                                                      2,180

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                      Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
               Maryland -- Continued
 $   5,000     Maryland State, Stadium Authority, Sports Facilities
               Lease, Rev., FRDO, 3.95%, 03/01/00                          $5,000
                                                                           ------
                                                                           20,685
               Massachusetts -- 2.4%
    14,175     Massachusetts Bay Transportation Authority, PUTTERS,
               Ser. 112, FRDO, 3.23%, 03/01/00                             14,175
     2,635     Massachusetts Municipal Wholesale Electric Co., Power
               Supply System, Ser. A, Rev., +, 6.30%, 07/01/00              2,654
               Massachusetts State,
     3,750      Consolidated Loan, Ser. B, GO, 4.80%, 07/01/00              3,760
     4,500      Ser. B, GO, 9.25%, 07/01/00                                 4,585
       900      Trust Receipts, Ser. A-36, FRDO, 4.05%, 03/07/00              900
     3,700     Massachusetts State, Health & Educational Facilities
               Authority, Municipal Securities Trust Receipts, Ser.
               SGA-65, Rev., FRDO, 3.90%, 03/01/00                          3,701
     6,000     Massachusetts State, Water Pollution Abatement Trust,
               Municipal Securities Trust Receipts, Ser. SGA-87, Rev.,
               FRDO, 3.90%, 03/01/00                                        6,001
     4,500     Massachusetts State, Water Resource Authority, Ser. A,
               Rev., ~, 7.50%, 04/01/00                                     4,606
                                                                           ------
                                                                           40,382
               Michigan -- 1.7%
     5,900     Delta County, Michigan, Economic Development Corp.,
               Environmental Improvement, Mead Escanaba Paper, Ser.
               C, Rev., FRDO, 3.80%, 03/01/00                               5,900
     1,000     Haslett, Michigan, Public School District, GO, ~, 7.40%,
               05/01/00                                                     1,015
               Michigan State, Hospital Finance Authority,
     1,300      Mt. Clemens Hospital, Rev., FRDO, 3.90%, 03/06/00           1,300
     3,000      Oakwood Hospital, Ser. B, Rev., +, ~, 7.20%, 08/01/00       3,104
     1,915      Oakwood Hospital Obligated Group, Rev., +, ~,
                7.00%, 07/01/00                                             1,971
     4,000      Rev., FRDO, 4.00%, 05/15/00                                 4,000
               Michigan State, Strategic Fund LTD,
     7,495      FLOATS, Ser. PT-237, Rev., FRDO, 3.98%, 03/07/00            7,495
     1,175      Wayne Disposal, Oakland Project, Rev., FRDO, 4.00%,
                03/01/00                                                    1,175
     2,000     Rockford, Michigan, Public Schools, GO, ~, 7.38%,
               05/01/00                                                     2,031
                                                                           ------
                                                                           27,991
               Minnesota -- 0.3%
     3,300     Minnesota State, GO, FRDO, 3.96%, 03/06/00                   3,300
     1,915     Seaway Port Authority, Duluth, Minnesota, IDR, St.
               Lawrence Cement Project, Ser. H, Rev., 4.55%, 05/01/00       1,917
                                                                           ------
                                                                            5,217
               Mississippi -- 0.5%
     3,360     Mississippi Business Finance Corp., IDR, Choctaw Maid
               Farms, Inc. Project, Rev., FRDO, 4.05%, 03/06/00             3,360
     4,840     Mississippi Home Corp., Single Family, Class A
               Certificates, Ser. I, Rev., FRDO, 4.04%, 03/07/00            4,840
                                                                           ------
                                                                            8,200

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                        Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
               Missouri -- 2.3%
 $   5,010     Independence, Missouri, IDA, Multi-Family Housing,
               FLOATS, Ser. PT-314, Rev., FRDO, 3.98%, 03/04/00              $5,010
               Kansas City, Missouri, IDA,
     3,500      IDR, Livers Bronze Co. Project, Rev., FRDO, 4.05%,
                03/04/00                                                      3,500
     4,045      Multi-Family Housing, Woodlands Partners Project,
                Rev., FRDO, 3.92%, 03/02/00                                   4,045
     1,000     Macon, Missouri, IDA, Health Care Realty Macon, Rev.,
               FRDO, 3.80%, 03/01/00                                          1,000
     1,600     Missouri Higher Education Loan Authority, Student
               Loan, Ser. B, Rev., FRDO, +, 4.00%, 03/06/00                   1,600
               Missouri State, Health & Educational Facilities Authority,
     3,500      Health Facilities, SSM Health Care, Ser. AA, Rev., +,
                5.40%, 06/01/00                                               3,511
     3,500      School District, Advance Funding Program, Saint
                Charles R-6 School, Ser. J, GO, 4.25%, 09/19/00               3,509
     1,900      School District, Advance Funding Program, Webster
                Groves School, Ser. K, GO, 4.25%, 09/19/00                    1,905
               Missouri State, Housing Development Commission,
     9,050      FLOATS, Ser. PT-223, Rev., FRDO, 4.04%, 03/06/00              9,050
     4,000      Ser. A-64, Rev., FRDO, 4.10%, 03/01/00                        4,001
     1,000     Osage Beach, Missouri, IDA, Health Care Realty Osage,
               Rev., FRDO, 3.71%, 03/01/00                                    1,000
                                                                             ------
                                                                             38,131
               Nebraska -- 0.1%
     1,800     Sidney, Nebraska, IDR, Pennington Seed Inc. Project,
               Rev., FRDO, 4.05%, 03/07/00                                    1,800

               Nevada -- 1.8%
     1,000     Carson City, Nevada, School District, GO, +, ~, 6.80%,
               04/01/00                                                       1,023
     4,000     Clark County, Nevada, Airport, Ser. B-2, Rev., FRDO,
               3.70%, 03/01/00                                                3,999
     1,000     Clark County, Nevada, School District, Computer
               Equipment, Ser. A, GO, +, 7.50%, 06/15/00                      1,010
    19,800     Eagle Tax Exempt Trust, Weekly Option Mode, Clark
               County, Ser. 98-2801, FRDO, #, 3.96%, 03/05/00                19,799
     4,400     Nevada State, Municipal Securities Trust Receipts, Ser.
               SGB-31, GO, FRDO, 3.96%, 03/01/00                              4,400
                                                                             ------
                                                                             30,231
               New Hampshire -- 0.2%
     1,655     New Hampshire State, Business Finance Authority,
               Industrial Facilities, Nickerson Assembly Co., Rev., FRDO,
               4.05%, 03/01/00                                                1,655
     2,430     New Hampshire State, Housing Finance Authority, Single
               Family, FLOATS, Ser. PT-115, Rev., FRDO, 4.06%, 03/07/00       2,430
                                                                             ------
                                                                              4,085
               New Jersey -- 0.2%
               New Jersey Economic Development Authority,
     2,700      Danic Urban Renewal, Rev., FRDO, 3.45%, 03/02/00              2,700
     1,000      Water Facilities, United Water New Jersey Project,
                Ser. C., Rev., FRDO, +, 3.85%, 03/01/00                       1,000
                                                                             ------
                                                                              3,700

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount         Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
               New Mexico -- 0.8%
 $   2,000     Albuquerque, New Mexico, Joint Water & Sewer
               Systems, Ser. A, Rev., 4.10%, 07/01/00                          $2,004
     8,000     New Mexico Finance Authority, Administrative Fee, Ser.
               A, Rev., FRDO, 3.90%, 03/01/00                                   8,000
     3,500     New Mexico State, Rev., TRAN, 4.50%, 06/30/00                    3,506
                                                                               ------
                                                                               13,510
               New York -- 4.4%
    12,220     IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
               Weekly Receipt, FRDO, 3.90%, 03/01/00                           12,220
     1,520     Monroe County, New York, Airport Authority, FLOATS,
               Ser. PA-585, Rev., FRDO, 4.04%, 03/04/00                         1,520
     3,865     Municipal Securities Trust Certificates, Ser. 1999-86,
               Class A, Rev., FRDO, +, 3.90%, 03/01/00                          3,865
               New York City, New York,
     1,500      Ser. B, Sub. Ser. B-4, GO, FRDO, +, 3.80%, 03/01/00             1,500
     6,550      Sub. Ser. E-5, GO, FRDO, 3.80%, 03/01/00                        6,550
     1,500     New York City, New York, Housing Development Corp.,
               Multi-Family Rental Housing, Monterey, Ser. A, Rev.,
               FRDO, 3.75%, 03/06/00                                            1,500
               New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems,
     1,500      FLOATS, Ser. PA-454, Rev., FRDO, +, 3.98%, 03/07/00             1,500
     3,800      Ser. C, Rev., FRDO, +, 3.80%, 03/01/00                          3,800
     5,000      Ser. G, Rev., FRDO, +, 3.75%, 03/01/00                          5,000
     5,000     New York State, Dorm Authority, State University
               Educational Facilities, Ser. B, Rev., +, ~, 7.25%, 05/15/00      5,133
     3,000     New York State, Environmental Quality, Ser. G, GO,
               FRDO, 3.90%, 10/05/00                                            3,000
       600     New York State, Job Development Authority, Special
               Purpose, Ser. B-1 Through B-9, Rev., FRDO, 3.75%,
               03/01/00                                                           600
    18,100     New York State, Thruway Authority, Floating Rate
               Receipts, Ser. SGA-119, FRDO, 3.70%, 03/01/00                   18,100
     5,000     Suffolk County, New York, Ser. I, GO, TAN, 4.50%,
               08/10/00                                                         5,011
     4,200     Triborough Bridge & Tunnel Authority, New York,
               FLOATS, Ser. SG-41, Rev., FRDO, 3.98%, 03/04/00                  4,200
                                                                               ------
                                                                               73,499
               North Carolina -- 1.7%
     2,000     Gaston County, North Carolina Industrial Facilities &
               Pollution Control Financing Authority, Quality Metal
               Project, Rev., FRDO, 4.00%, 03/07/00                             2,000
       900     Guilford County, North Carolina, Industrial Facilities &
               Pollution Control Financing Authority, Neal
               Manufacturing, Rev., FRDO, 4.00%, 03/06/00                         900
     7,200     Mecklenburg County, North Carolina, Public
               Improvement, Ser. C, GO, FRDO, 3.95%, 03/01/00                   7,200
     5,800     North Carolina, Medical Care Commission, Lutheran
               Retirement Project, Rev., FRDO, 3.90%, 03/06/00                  5,800

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount         Issuer                                                           Value
---------------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------------
               North Carolina -- Continued
 $   5,200     Wake County, North Carolina, Industrial Facilities &
               Pollution Control Financing Authority, Carolina P & L Co.
               Project, Ser. A, Rev., FRDO, 3.65%, 03/01/00                     $5,200
     6,700     Winston, Salem, North Carolina, Municipal Leasing
               Corp., COP, FRDO, 3.90%, 03/06/00                                 6,700
                                                                                ------
                                                                                27,800
               Ohio -- 2.4%
     8,950     Clinton County, Ohio, Ohio Hospital, Ohio Hospital
               Capital Inc., Pooled, Rev., FRDO, 3.95%, 03/01/00                 8,950
     5,000     Columbus, Ohio, Ser. 1, GO, FRDO, 3.70%, 03/02/00                 5,000
               Ohio Housing Finance Agency,
     1,000      Residential Mortgage, Ser. A-2, Rev., 4.25%, 09/01/00            1,000
     4,105      Single Family Mortgage, FLOATS, Ser. PT-71, Rev.,
                FRDO, 4.06%, 03/03/00                                            4,110
               Ohio State, Public Facilities Commission,
     9,500      Higher Education Capital Facilities, Ser. II-B, Rev., +,
                4.50%, 06/01/00                                                  9,513
     1,000      Higher Education Capital Facilities, Ser. II-B, Rev., +,
                4.50%, 11/01/00                                                  1,002
     5,000      Mental Health Capital Facilities, Ser. II-A, Rev., +,
                4.50%, 06/01/00                                                  5,006
     4,250     Ohio State, Special Obligation, Elementary & Secondary
               Education, Capital Facilities, Ser. A, Rev., 4.50%, 06/01/00      4,255
     1,200     Ohio State, Water Development Authority,
               Environmental Mead Co., Ser. B, Rev., FRDO, 3.65%,
               03/01/00                                                          1,200
                                                                                ------
                                                                                40,036
               Oklahoma -- 1.3%
     3,000     Oklahoma City, Oklahoma, Industrial & Cultural Facilities
               Trust, SSM Health Care, Ser. A, Rev., +, 5.00%, 06/01/00          3,007
     8,000     Oklahoma Development Finance Authority, Oklahoma
               Hospital Association, Ser. A, Rev., FRDO, 3.95%, 03/01/00         8,000
     3,800     Oklahoma State, Industries Authority, Integris Baptist,
               Ser. B, Rev., FRDO, +, 3.80%, 03/01/00                            3,800
     7,000     Oklahoma State, Water Resource Board, State Loan
               Program, Rev., FRDO, 4.05%, 03/01/00                              7,000
                                                                                ------
                                                                                21,807
               Pennsylvania -- 3.2%
    12,725     Allegheny County, Pennsylvania, Port Authority, Grant
               Anticipation Notes, Rev., 4.00%, 06/30/00                        12,754
    16,000     Delaware River Port Authority, Pennsylvania & New
               Jersey, FLOATS, Ser. PA-606, Rev., FRDO, 3.81%, 07/01/00         16,000
       100     Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Rev., FRDO, 3.90%,
               03/01/00                                                            100
     2,000     Harrisburg, Pennsylvania, Water Authority, Municipal
               Securities Trust Receipts, Ser. SGA-80, Rev., FRDO, +,
               3.95%, 03/05/00                                                   2,000

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount         Issuer                                                         Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Pennsylvania -- Continued
 $   3,040     Montgomery County, Pennsylvania, Higher Education &
               Health Authority, Philadelphia Presbyterian Project, Rev.,
               FRDO, 3.95%, 03/01/00                                          $3,040
               Pennsylvania Intergovernmental Cooperative Authority,
     4,000      Special Tax, City of Philadelphia Funding Program,
                Rev., +, 5.75%, 06/15/00                                       4,020
     2,500      Special Tax, City of Philadelphia Funding Program, +,
                ~, 6.00%, 06/15/00                                             2,514
     3,370     Pennsylvania State, Ser. A, GO, ~, 7.00%, 05/01/00              3,441
     2,035     Philadelphia, Pennsylvania, Hospitals & Higher
               Education Facilities Authority, Jefferson Health Systems,
               Ser. A, Rev., +, ~, 5.00%, 05/15/00                             2,042
     4,425     Philadelphia, Pennsylvania, Redevelopment Authority,
               Multi-Family Housing, Courts Project, Ser. A, Rev., FRDO,
               3.85%, 03/07/00                                                 4,425
     4,000     Philadelphia, Pennsylvania, School District, Ser. B, GO,
               TRAN, 4.00%, 06/30/00                                           4,007
                                                                              ------
                                                                              54,343
               Rhode Island -- 0.6%
     5,200     Rhode Island State, Consolidated Capital Development
               Loan, Ser. B, GO, ~, 6.13%, 05/15/00                            5,327
     1,280     Rhode Island State, Health & Educational Building Corp.,
               Johnson & Wales University, Rev., ~, 8.38%, 04/01/00            1,311
     3,700     Rhode Island State, Industrial Facilities Corp., Blackstone
               Valley Electric Co., Rev., FRDO, 3.80%, 03/07/00                3,700
                                                                              ------
                                                                              10,338
               South Carolina -- 2.6%
     1,000     Greenville County, South Carolina, School District, GO,
               4.13%, 03/01/00                                                 1,000
     4,500     Kershaw County, South Carolina, IDR, New South Inc.
               Project, Rev., FRDO, 3.95%, 03/01/00                            4,500
     5,600     Piedmont Municipal Power Agency, South Carolina,
               Electric, Ser. D, Rev., FRDO, +, 3.85%, 03/02/00                5,600
               South Carolina State, Public Service Authority,
     1,000      Municipal Trust Receipts, Ser. SG-32, Rev., FRDO, ~,
                3.98%, 03/04/00                                                1,001
     4,500      Ser. A, Rev., 4.50%, 01/01/01                                  4,509
     2,860      Ser. A, Rev., 4.80%, 07/01/00                                  2,872
     1,000     South Carolina State, Ser. W, GO, ~, 6.25%, 05/01/00            1,025
               South Carolina, Jobs Economic Development Authority,
     4,500      Catholic Diocese, South Carolina Project, Rev., FRDO,
                3.95%, 03/02/00                                                4,500
    10,000      Health Facilities, Greenville Baptist Project, Rev.,
                FRDO, 3.95%, 03/03/00                                         10,000
     8,500      Seeber USA LLP Project, Rev., FRDO, 4.10%, 03/02/00            8,500
                                                                              ------
                                                                              43,507
               Tennessee -- 7.0%
     6,900     Clarksville, Tennessee, Public Building Authority, Pooled
               Financing, Tennessee Municipal Bond Fund, Rev., FRDO,
               3.90%, 03/06/00                                                 6,900
     3,500     Knoxville, Tennessee, Utilities Board, Electric Systems,
               Rev., FRDO, +, 3.80%, 03/01/00                                  3,500

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                        Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Tennessee -- Continued
               Metropolitan Government of Nashville & Davidson
               Counties, Tennessee,
 $   2,500      Health & Education Facilities Board, Vanderbilt
                University, Ser. 85-A, Rev., FRDO, 4.15%, 01/15/01           $ 2,500
     7,500      Industrial Development Board, Country Music Hall
                of Fame, Rev., FRDO, 3.85%, 03/07/00                           7,500
               Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement,
    11,300      Ser. II-A-1, Rev., FRDO, +, 3.85%, 03/07/00                   11,300
     2,500      Ser. II-A-2, Rev., FRDO, +, 3.85%, 03/07/00                    2,500
     1,205      Ser. II-D-3, Rev., FRDO, +, 3.85%, 03/05/00                    1,205
    10,000      Ser. III-D-3, Rev., FRDO, 3.85%, 03/06/00                     10,000
     5,000      Ser. III-E-2, Rev., FRDO, 3.85%, 03/06/00                      5,000
     2,500      Ser. III-E-3, Rev., FRDO, 3.85%, 03/06/00                      2,500
     7,000      Ser. III-G-1, Rev., FRDO, +, 3.85%, 03/01/00                   7,000
     5,500      Ser. III-G-2, Rev., FRDO, +, 3.85%, 03/01/00                   5,500
     5,000     Shelby County, Tennessee, GO, 3.60%, 03/07/00                   5,000
     6,155     Shelby County, Tennessee, Health, Educational &
               Housing Facilities Board, Multi-Family Housing, Arbor
               Lake, Rev., FRDO, 4.05%, 03/04/00                               6,155
       800     South Pittsburgh, Tennessee, Industrial Development
               Board, Lodge Manufacturing Co. Project, Rev., FRDO,
               4.05%, 03/01/00                                                   800
     6,615     Tennessee State, Ser. 108, PUTTERS, GO, FRDO, 3.94%,
               03/06/00                                                        6,615
               Tennessee, Housing Development Agency,
    19,205      FLOATS, Ser. PT-279, Rev., FRDO, 3.55%, 04/06/00              19,205
    15,000      Homeownership Program, Ser. 1B, Rev., FRDO, 3.25%,
                06/15/00                                                      15,000
                                                                             -------
                                                                             118,180
               Texas -- 12.8%
     1,500     Addison, Texas, GO, +, 6.25%, 09/01/00                          1,501
     1,000     Arlington, Texas, GO, +, 6.85%, 08/01/00                        1,002
     4,050     Bell County, Texas, Health Facilities Development Corp.,
               Southern Healthcare Systems Project, Ser. C, Rev., FRDO,
               3.90%, 03/07/00                                                 4,050
               Brazos River Authority, Texas, PCR,
     5,000      TXU Electric Co., Ser. C, Rev., FRDO, 3.90%, 03/01/00          5,000
       800      Utilities Electric Co., Ser. B, Rev., FRDO, +, 3.95%,
                03/01/00                                                         800
     9,400     Carroll, Texas, Independent School District, GO, FRDO,
               3.85%, 03/02/00                                                 9,400
     3,500     City of Dallas, Texas, Water, Rev., 3.85%, 03/02/00             3,500
     9,250     Dallas County, Texas, Ser. C, GO, FRDO, 3.30%, 06/15/00         9,250
     2,000     Dallas, Texas, Area Rapid Transit, North Central Light
               Rail, Rev., FRDO, 3.85%, 03/01/00                               2,000
     5,000     Dallas-Fort Worth, Texas, International Airport Facilities
               Improvement Corp., Flight Safety Project, Rev., FRDO,
               4.05%, 03/03/00                                                 5,000
               Dallas-Fort Worth, Texas, Regional Airport,
     1,855      Municipal Securities Trust Receipts, Ser. SGA-49, Rev.,
                FRDO, +, 3.90%, 03/01/00                                       1,855
     5,000      Ser. A-CR-103, Rev., FRDO, +, 4.05%, 05/01/00                  5,000

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount       Issuer                                                         Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
               Texas -- Continued
               Dallas-Fort Worth, Texas, Regional Airport (continued)
 $   5,000      Ser. A-CR-104, Rev., FRDO, +, 4.05%, 05/01/00                $5,000
     2,500      Ser. A-CR-107, Rev., FRDO, +, 4.05%, 05/01/00                 2,500
     3,910     Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
               99-4302, FRDO, #, 3.96%, 05/15/00                              3,910
     8,400     Greater East Texas, Higher Education, Ser. B, Rev., FRDO,
               4.15%, 09/01/00                                                8,400
               Greater Texas, Student Loan Corp., Student Loan,
    10,000      Ser. A, Rev., 3.00%, 08/01/00                                10,000
     2,125      Ser. B, GO, FRDO, 3.25%, 03/01/00                             2,125
     3,000     Guadalupe Blanco River Authority, Texas, IDC, IDR, The
               BOC Group Inc. Project, Rev., FRDO, 3.95%, 03/07/00            3,000
               Gulf Coast Waste Disposal Authority, Texas,
     4,600      Amoco Oil Co. Project, Rev., FRDO, 3.75%, 04/01/00            4,600
     1,400      Environmental Facilities, Amoco Oil Co. Project, Rev.,
                FRDO, 3.90%, 03/01/00                                         1,400
     3,700     Harris County, Texas, Health Facilities Development
               Corp., Methodist Hospital, Rev., FRDO, 3.80%, 03/01/00         3,700
               Houston, Texas,
     2,500      Public Improvement, Ser. A, GO, +, 4.75%, 03/01/00            2,500
     8,000      Rev., TRAN, 4.25%, 06/30/00                                   8,004
               Houston, Texas, Water & Sewer System,
     5,000      GO, 3.70%, 03/09/00                                           5,000
     3,000      GO, 3.75%, 03/06/00                                           3,000
     2,930     Humble, Texas, Independent School District, GO, 6.50%,
               02/15/01                                                       2,992
     4,000     Katy, Texas, Independent School District, Ser. A, GO,
               FRDO, 3.85%, 03/01/00                                          4,000
     4,200     Longview, Texas, Industrial Corp., Collins Industries Inc.
               Project, Rev., FRDO, 4.05%, 03/04/00                           4,200
    14,815     Lower Colorado River Authority, Texas, FLOATS, Ser.
               PA-590, Rev., FRDO, +, 3.98%, 03/02/00                        14,816
     3,500     Matagorda County, Texas, Navigation District No. 1, PCR,
               Central P & L Co. Project, Rev., +, ~, 7.50%, 03/01/00         3,570
     1,470     Midland, Texas, Independent School District, GO, FRDO,
               3.85%, 03/06/00                                                1,470
     3,700     Port Corpus Christi Authority, Texas, Nueces County,
               Solid Waste Disposal, Koch Petroleum Group, Rev.,
               FRDO, 0.00%, 03/02/00                                          3,700
     4,800     Richardson, Texas, Independent School District, Ser. A,
               GO, FRDO, 3.85%, 03/02/00                                      4,800
     7,320     San Angelo, Texas, Independent School District, GO,
               FRDO, 3.90%, 03/02/00                                          7,320
     5,000     San Antonio, Texas, Water Revenue, Municipal Securities
               Trust Receipts, Ser. SGA-42, Rev., FRDO, +, 3.95%,
               03/06/00                                                       5,000
     3,400     Southwest, Texas, Higher Education Authority Inc.,
               Southern Methodist University, Rev., FRDO, 3.80%,
               03/01/00                                                       3,400
               Texas State,
     4,945      FLOATS, Ser. PT-1991, Rev., FRDO, 4.04%, 03/01/00             4,945
    34,700      Ser. A, Rev., TRAN, 4.50%, 08/31/00                          34,832
     4,400      Veteran's Housing Assistance, Ser. A-1, GO, FRDO,
                4.05%, 03/07/00                                               4,400

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
--------------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------------
               Texas -- Continued
 $   2,000     Texas State, Department of Housing & Community
               Affairs, Residential Mortgage, Ser. B-2, Rev., FRDO,
               3.90%, 05/01/00                                                 $ 2,000
     3,000     Texas State, Turnpike Authority, Dallas North Thruway,
               Floating Rate Receipts, Ser. SG-70, Rev., FRDO, 3.98%,
               03/02/00                                                          3,000
     1,000     Texas Water Development Board, State Revolving Fund,
               Senior Lien, Rev., 5.50%, 07/15/00                                1,005
                                                                               -------
                                                                               216,947
               Utah -- 1.5%
     9,000     Central Utah, Water Conservancy District, Ser. E, GO,
               FRDO, +, 3.90%, 03/06/00                                          9,000
     3,200     Davis County, Utah, School District, Utah School Board
               Guarantee Program, Project, GO, 3.30%, 06/01/00                   3,199
     8,500     Intermountain Power Agency, Utah, Power Supply,
               Ser. E, Rev., FRDO, +, 3.63%, 03/01/00                            8,500
               Utah State Board of Regents,
     3,100      Student Loan, Ser. B, Rev., FRDO, +, 3.90%, 03/02/00             3,100
     2,100      Student Loan, Ser. C, Rev., FRDO, +, 4.00%, 03/02/00             2,100
                                                                               -------
                                                                                25,899
               Virginia -- 1.7%
               Alexandria, Virginia, IDA,
     2,230      Exempt Facilities, Rev., FRDO, 3.85%, 03/01/00                   2,230
     5,500      Resource Recovery, Rev., FRDO, 3.90%, 03/01/00                   5,500
     2,000     Harrisonburg, Virginia, Redevelopment & Housing
               Authority, Multi-Family Housing, Misty Ridge Project,
               Ser. A, Rev., FRDO, 3.95%, 03/06/00                               2,000
     4,870     King George County, Virginia, IDA, Exempt Facilities,
               Birchwood Power Partners, Ser. B, Rev., FRDO, 3.95%,
               03/01/00                                                          4,870
     1,100     Lynchburg, Virginia, IDA, Hospital Facilities, First
               Mortgage, VHA Mid Atlantic/Cap, Ser. E, Rev., FRDO, +,
               3.95%, 03/04/00                                                   1,100
     2,185     Petersburg, Virginia, Hospital Authority, Hospital
               Facilities, Southside Regional, Rev., FRDO, 3.85%,
               03/01/00                                                          2,185
     2,385     Spotsylvania County, Virginia, IDA, Residential Care
               Facilities, Chancellor's Village Project, Rev., FRDO, 3.25%,
               03/06/00                                                          2,385
     8,385     Virginia State, Public School Authority, Ser. 109,
               PUTTERS, Rev., FRDO, 3.96%, 03/05/00                              8,385
                                                                               -------
                                                                                28,655
               Washington -- 4.2%
               Eagle Tax Exempt Trust, Weekly Option Mode,
    15,265      Ser. 96C-4705, FRDO, #, 3.96%, 03/06/00                         15,265
    12,150      Ser. A, FRDO, #, 3.96%, 03/02/00                                12,150
     4,620     King County, Washington, Floating Rate Certificates,
               Ser. 47, GO, FRDO, +, 3.96%, 03/03/00                             4,620
       950     King County, Washington, Housing Authority, Auburn
               Court Apartments Project, Rev., FRDO, 4.15%, 03/01/00               950
     6,900     Metropolitan, Washington, Airport, Rev., 4.00%,
               05/26/00                                                          6,900

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                       Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
               Washington -- Continued
 $   2,000     Port Townsend, Washington, Industrial Development,
               Port Townsend Paper Corp., Ser. A, Rev., FRDO, 4.00%,
               03/06/00                                                     $2,000
     1,350     Redmond, Washington, Public Corp., Industrial Revenue,
               Integrated Circuits Project, Rev., FRDO, 3.85%, 03/02/00      1,350
     1,315     Seattle, Washington, Housing Authority, Low Income
               Housing Assistance, Bayview Manor Project, Ser. B, Rev.,
               FRDO, 3.75%, 03/01/00                                         1,315
    11,515     Seattle, Washington, Water Systems, Municipal
               Securities Trust Receipts, Ser. SGA-90, Rev., FRDO, +,
               3.95%, 03/02/00                                              11,516
     2,000     Washington State, Health Care Facilities Authority,
               Sisters of Providence, Rev., ~, 8.25%, 10/01/00               2,085
     3,000     Washington State, Housing Finance Commission, Single
               Family Program, Ser. 1-A-S, Rev., 4.20%, 02/01/01             3,000
               Washington State, Public Power Supply Systems,
     4,590      Nuclear Project No. 2, Ser. A, Rev., ~, 7.38%, 07/01/00      4,731
     5,080      Nuclear Project No. 2, Ser. B, Rev., ~, 7.00%, 07/01/00      5,229
                                                                            ------
                                                                            71,111
               West Virginia -- 1.6%
    15,800     West Virginia Public Energy Authority, Morgantown
               Association Project, Ser. A, Rev., 3.80%, 06/01/00           15,800
     5,000     West Virginia School Building Authority, Capital
               Improvements, Ser. B, Rev., +, ~, 6.75%, 07/01/00             5,142
     5,765     West Virginia State, Building Commission, FLOATS,
               Ser. PA-520, Rev., FRDO, 4.01%, 03/02/00                      5,765
                                                                            ------
                                                                            26,707
               Wisconsin -- 2.5%
     6,500     Byron, Wisconsin, IDR, Ocean Spray Inc. Project, Rev.,
               FRDO, 3.95%, 03/06/00                                         6,500
               Eagle Tax Exempt Trust, Weekly Option Mode,
     9,800      Ser. 94-4904, FRDO, #, 3.98%, 03/06/00                       9,799
     1,395      Ser. 96C-4901, FRDO, #, 3.90%, 03/02/00                      1,395
     1,160     Milwaukee, Wisconsin, IDR, Longview Fibre Co. Project,
               Rev., FRDO, 4.15%, 03/03/00                                   1,160
     3,250     Wisconsin Housing & Economic Development Authority,
               Home Ownership, Floating Rate Trust Receipts, Ser. 18,
               Rev., FRDO, 4.20%, 03/05/00                                   3,250
               Wisconsin State,
     3,000      GO, 3.65%, 03/06/00                                          3,000
     3,170      Ser. A, GO, 4.20%, 05/01/00                                  3,175
     2,785      Ser. D, GO, 4.00%, 05/01/00                                  2,786
               Wisconsin State, Health & Educational Facilities
               Authority,
     1,400       Alverno College Project, Rev., FRDO, 3.90%, 03/01/00        1,400
     3,375       FLOATS, Ser. PA-183, Rev., FRDO, 3.98%, 03/05/00            3,377
     3,200       SSM Health Care Projects, Ser. B, Rev., +, ~, 7.00%,
                 06/01/00                                                    3,286

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount         Issuer                                                        Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
               Wisconsin -- Continued
 $   2,470     Wisconsin State, Transportation, Ser. B, Rev., +, 4.25%,
               07/01/00                                                    $    2,472
                                                                           ----------
                                                                               41,600
               Wyoming -- 1.2%
       700     Lincoln County, Wyoming, PCR, Exxon Project, Ser. B,
               Rev., FRDO, 3.65%, 03/01/00                                        700
     4,000     Uinta County, Wyoming, PCR, Chevron USA Inc. Project,
               Rev., FRDO, 3.85%, 05/01/00                                      4,000
    15,000     Wyoming State, General Fund, Rev., TRAN, 4.00%,
               06/27/00                                                        14,996
                                                                           ----------
                                                                               19,696
               ----------------------------------------------------------------------
               Total Municipal Securities                                   1,659,204
               (Cost $1,659,204)
-------------------------------------------------------------------------------------
               Total Investments -- 100.1%                                 $1,678,504
               (Cost $1,678,504)*
-------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
       CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
       Portfolio of Investments
--------------------------------------------------------------------------------

       As of February 29, 2000 (unaudited)
       (Amounts in thousands)

Principal
Amount          Issuer                                                       Value
-----------------------------------------------------------------------------------
Municipal Securities -- 100.5%
-----------------------------------------------------------------------------------
                California -- 0.0%
 $       200    Chula Vista, California, Multi-Family Housing, Terra
                November Association, Ser. A, Rev., FRDO, 2.40%,
                03/07/00                                                    $  200

                Georgia -- 0.5%
       9,400    Atlanta, Georgia, Water & Wastewater, Municipal
                Securities Trust Receipts, Ser. SGA-86, Rev., FRDO, +,
                4.00%, 03/01/00                                              9,400

                New York -- 99.9%
      21,402    ABN AMRO Munitops, Certificates Trust, New York, Ser.
                1999-3, FRDO, #, 3.96%, 03/01/00                            21,402
      12,000    New York, Ser. 1999-13, FRDO, #, 3.80%, 03/08/00            12,000
       2,000    Akron, New York, Central School District, GO, BAN,
                4.00%, 06/30/00                                              2,002
         590    Albany, New York, IDA, IDR, Newkirk Productions Inc.
                Project, Ser. A, Rev., FRDO, 3.80%, 03/06/00                   590
       1,355    Argyle, New York, Central School District, GO, +, 4.75%,
                06/15/00                                                     1,358
       8,915    Attica, New York, Central School District, GO, BAN,
                3.90%, 07/07/00                                              8,925
       8,900    Avon, New York, Central School District, GO, BAN,
                4.00%, 07/14/00                                              8,912
                Babylon, New York, IDA,
       1,600     IDR, Edwin Berger/Lambro Industries, Rev., FRDO,
                 3.90%, 03/01/00                                             1,600
         200     Resource Recovery, OFS Equity Babylon Project, Rev.,
                 FRDO, 3.70%, 03/01/00                                         200
       1,150    Baldwin, New York, Union Free School District, GO, TAN,
                4.00%, 06/30/00                                              1,151
       1,690    Beacon, New York, GO, BAN, 4.75%, 02/15/01                   1,697
       4,500    Binghamton, New York, City School District, GO, RAN,
                4.50%, 06/30/00                                              4,506
       7,000    Board of Cooperative Educational Services, New York,
                Second Supervisory District, Rev., RAN, 4.50%, 07/25/00      7,010
         750    Brookhaven, New York, GO, +, 4.30%, 06/01/00                   751
       2,906    Brookhaven, New York, IDA, IDR, Waverly Association
                LLC, Rev., FRDO, 4.00%, 03/03/00                             2,906
       2,000    Brookhaven-Comsewogue, New York, Union Free School
                District, GO, TAN, 4.25%, 06/30/00                           2,003
         850    Broome County, New York, IDA, IDR, Binghamton Realty
                Project, Rev., FRDO, 3.80%, 03/02/00                           850
       7,000    Buffalo, New York, Ser. A, GO, BAN, 5.50%, 11/15/00          7,041
       3,600    Camden, New York, Central School District, GO, RAN,
                4.00%, 06/30/00                                              3,604
       1,300    Chautauqua Lake, New York, Central School District,
                GO, +, 5.13%, 06/15/00                                       1,304
         445    Cheektowaga-Maryvale, New York, Union Free School
                District, GO, + 4.90%, 06/15/00                                447
       1,750    Chenango Forks, New York, Central School District, GO,
                BAN, 4.25%, 09/08/00                                         1,754
       2,600    Chittenango, New York, Central School District, GO,
                RAN, 4.00%, 06/30/00                                         2,603


                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                       Value
----------------------------------------------------------------------------------
Municipal Securities -- Continued
----------------------------------------------------------------------------------
                New York -- Continued
 $       288    Clarkstown, New York, Central School District, GO,
                +,6.00%, 04/01/00                                           $  289
       2,250    Cobleskill-Richmondville, New York, Central School
                District, GO, BAN, 4.25%, 06/15/00                           2,253
       2,000    Commack, New York, Union Free School District, GO,
                TAN, 4.25%, 06/29/00                                         2,004
         445    Connetquot Central School District, Islip, New York, GO,
                +, 4.90%, 06/15/00                                             447
       2,000    Corning, New York, Community College, Rev., RAN,
                4.25%, 08/18/00                                              2,005
         850    Corning, New York, GO, +, 4.70%, 09/01/00                      854
       1,700    Cortland, New York, City School District, GO, +, 4.40%,
                06/15/00                                                     1,702
         400    Dalton-Nunda, New York, Central School District, GO, +,
                5.25%, 06/15/00                                                402
      10,000    Dansville, New York, Central School District, GO, BAN,
                3.25%, 03/16/00                                             10,001
                Dutchess County, New York, IDA,
       7,500     Civic Facility, Marist College, Ser. A, Rev., FRDO,
                 3.70%, 03/06/00                                             7,500
       2,580     IDR, Laerdal Medical Corp. Project, Rev., FRDO, 4.00%,
                 03/01/00                                                    2,580
       1,130    Dutchess County, New York, Resource Recovery Agency,
                Solid Waste Systems, Ser. A, Rev., +, 4.45%, 01/01/01        1,132
                Eagle Tax Exempt Trust, Weekly Option Mode,
      10,000     Ser. 94-3203, Class A, FRDO, #, 4.00%, 03/02/00            10,000
       8,805     Ser. 94-3205, Class A, FRDO, #, 4.00%, 03/02/00             8,805
       9,910     Ser. 94-3208, Class A, FRDO, #, 4.00%, 03/01/00             9,910
      20,880     Ser. 95-3202, Class A, FRDO, #, 4.00%, 03/07/00            20,880
      18,900     Ser. 95-3203, Class A, FRDO, #, 4.00%, 03/05/00            18,900
       6,755     Ser. 96-3207, Class A, FRDO, #, 3.82%, 03/06/00             6,755
      11,000     Ser. 96C-3203, Class A, FRDO, #, 4.00%, 03/07/00           11,000
      14,850     Ser. 96C-3208, Class A, FRDO, #, 4.00%, 03/07/00           14,850
       9,300    East Greenbush, New York, Central School District, GO,
                BAN, 3.75%, 06/28/00                                         9,309
      16,000    East Islip, New York, New York, Union Free School
                District, GO, TAN, 3.85%, 06/26/00                          16,021
         170    East Meadow, New York, Union Free School District, GO,
                +, 4.90%, 06/15/00                                             171
       1,500    East Quogue, New York, Union Free School District, GO,
                TAN, 4.25%, 06/29/00                                         1,502
       5,400    Elmira City, New York, School District, GO, BAN, 4.00%,
                07/21/00                                                     5,407
       2,000    Elmont, New York, Union Free School District, GO, TAN,
                4.00%, 06/29/00                                              1,997
                Erie County, New York, Water Authority,
       2,700     Ser. A, Rev., FRDO, +, 3.65%, 03/07/00                      2,700
         400     Ser. B, Rev., FRDO, +, 3.65%, 03/07/00                        400
         478    Fayetteville-Manlius, New York, Central School District,
                GO, +, 4.70%, 06/15/00                                         480
       2,085    Fort Edward, New York, Union Free School District, GO,
                BAN, 3.75%, 06/23/00                                         2,088
       4,000    Fredonia, New York, Central School District, GO, BAN,
                4.75%, 02/08/01                                              4,018

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                        Value
-----------------------------------------------------------------------------------
Municipal Securities -- Continued
-----------------------------------------------------------------------------------
               New York -- Continued
               Freeport, New York, BAN,
 $   2,490      3.75%, 03/02/00                                              $2,490
     9,347      Ser. B, 3.88%, 06/15/00                                       9,358
       375     Garden City, New York, GO, 4.00%, 05/01/00                       375
       365     Geneva, New York, GO, +, 4.40%, 05/15/00                         366
     4,900     Glens Falls, New York, City School District, GO, RAN,
               3.75%, 06/30/00                                                4,904
       725     Glens Falls, New York, IDA, IDR, Broad Street Center
               Project, Rev., FRDO, 3.85%, 03/07/00                             725
     4,210     Great Neck North, New York, Water Authority, Water
               System, Ser. A, Rev., FRDO, +, 3.75%, 03/06/00                 4,210
     1,200     Greenwich, New York, Central School District, GO,
               5.30%, 06/15/00                                                1,203
       300     Guilderland, New York, IDA, IDR, Northeastern Industrial
               Park, Ser. A, Rev., FRDO, 3.80%, 03/06/00                        300
       575     Harrison, New York, Central School District, GO, +,
               6.50%, 03/15/00                                                  576
     2,000     Hempstead, New York, IDA, IDR, Trigen-Nassau Energy,
               Rev., FRDO, 3.80%, 03/06/00                                    2,000
               Hempstead, New York, Union Free School District,
               GO, TAN,
    17,300      3.75%, 06/29/00                                              17,310
     4,000      4.00%, 06/29/00                                               3,994
     1,850     Heuvelton, New York, Central School District, GO, +,
               4.70%, 06/15/00                                                1,855
     4,900     Homer, New York, Central School District, GO, RAN,
               4.00%, 06/29/00                                                4,905
     2,300     Hoosick Valley, New York, Central School District, GO,
               BAN, 4.13%, 08/25/00                                           2,303
       300     Horseheads, New York, Central School District, GO, +,
               5.00%, 06/15/00                                                  301
     2,000     Islip, New York, IDA, Brentwood Distribution Co. Facility,
               Rev., FRDO, 3.85%, 03/01/00                                    2,000
     1,166     Ithaca, New York, GO, BAN, 4.00%, 08/11/00                     1,166
     1,200     Johnson City, New York, GO, BAN, 3.75%, 05/30/00               1,201
     6,000     Levittown, New York, Union Free School District, GO,
               TAN, 3.75%, 06/21/00                                           6,006
       800     Lewis County, New York, IDA, IDR, Climax
               Manufacturing Co. Project, Rev., FRDO, 3.90%, 03/01/00           800
       250     Liverpool, New York, Central School District, GO, +,
               7.75%, 07/15/00                                                  254
               Long Island Power Authority, New York, Electric
               Systems,
     8,780      Floating Rate Receipts, Ser. SG-125, Rev., FRDO,
                3.98%, 03/01/00                                               8,780
     6,900      FLOATS, Ser. PA-368, Rev., FRDO, 4.12%, 03/07/00              6,900
     5,000      FLOATS, Ser. PA-420, Rev., FRDO, 3.98%, 03/07/00              5,000
    10,200      Sub. Ser. 5, Rev., FRDO, 3.75%, 03/01/00                     10,200
     1,200      Sub. Ser. 6, Rev., FRDO, 3.70%, 03/01/00                      1,200
     1,100      Sub. Ser. 7, Sub. Ser. 7-A, Rev., FRDO, +, 3.82%,
                03/06/00                                                      1,100
    26,200      Sub. Ser. 7, Sub. Ser. 7-B, Rev., FRDO, +, 3.80%,
                03/06/00                                                     26,200

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                         Value
--------------------------------------------------------------------------------------
Municipal Securities -- Continued
--------------------------------------------------------------------------------------
                New York -- Continued
 $   21,500     Longwood Central School District, Suffolk County, New
                York, GO, TAN, 4.00%, 06/30/00                                 $21,524
      2,575     Mahopac, New York, Central School District, Ser. A, GO,
                BAN, 4.00%, 03/01/00                                             2,575
        560     Mattituck-Cutchogue, New York, Union Free School
                District, GO, +, 4.90%, 06/15/00                                   562
                Mayfield, New York, Central School District, GO, BAN,
      4,195      3.75%, 06/28/00                                                 4,200
      6,800      4.25%, 06/28/00                                                 6,809
                Metropolitan Transportation Authority, New York,
      3,000      Municipal Securities Trust Receipts, Ser. SAK-4, Rev.,
                 FRDO, +, 4.07%, 03/06/00                                        3,000
      3,985      Municipal Securities Trust Receipts, Ser. SGA-82, Rev.,
                 FRDO, +, 3.95%, 03/04/00                                        3,985
      2,800      Service Contract, Commuter Facilities, Ser. 3, Rev., ~,
                 7.50%, 07/01/00                                                 2,888
     13,700      Transportation Facilities, Rev., 3.60%, 05/05/00               13,700
      2,800      Transportation Facilities, Rev., 3.60%, 06/01/00                2,800
      4,237     Mexico, New York, Central School District, GO, RAN,
                4.00%, 06/21/00                                                  4,241
        325     Middle Country, Central School District, New York,
                Centerreach, GO, +, 5.00%, 06/15/00                                326
      4,695     Middletown, New York, GO, BAN, 4.00%, 09/01/00                   4,700
      2,228     Milford, New York, Central School District, GO, BAN,
                4.25%, 09/28/00                                                  2,234
                Monroe County, New York, IDA,
      3,050      Columbia Sussex, Rev., FRDO, 5.00%, 03/06/00                    3,050
      1,600      Public Improvements, Canal Ponds Park, Ser. D, Rev.,
                 FRDO, 3.90%, 03/03/00                                           1,600
                Municipal Assistance Corp. for New York City,
      1,000      Ser. D, Rev., +, 6.00%, 07/01/00                                1,007
     10,000      Ser. J, Rev., 5.50%, 07/01/00                                  10,051
      1,095      Ser. M, Rev., 4.00%, 07/01/00                                   1,096
      2,000      Ser. M, Rev., 5.00%, 07/01/00                                   2,010
     21,835     Municipal Securities Trust Certificates, Ser. 1998-66,
                Class A, Rev., FRDO, +, #, 3.15%, 03/01/00                      21,835
                Nassau County, New York, IDA,
      2,945      Civic Facility, St. Mary's Children Project, Rev., FRDO,
                 3.95%, 03/03/00                                                 2,945
      4,000      Civic Facility, Winthrop, University Hospital Association
                 Project, Rev., FRDO, 3.75%, 03/01/00                            4,000
                Nassau County, New York, TAN,
      8,000      Ser. A, 4.85%, 04/28/00                                         8,012
      7,200      Ser. B, 4.75%, 08/31/00                                         7,226
        260     New Castle, New York, Public Improvement, GO, 6.00%,
                05/15/00                                                           261
                New York City, New York,
      7,500      FLOATS, Ser. PA-442, GO, FRDO, 3.98%, 03/05/00                  7,500
     34,000      FLOATS, Ser. PT-1038, GO, FRDO, 3.98%, 03/04/00                34,000
      9,000      Municipal Securities Trust Receipts, Ser. SAK-1, GO,
                 FRDO, 4.07%, 03/02/00                                           9,000
      5,000      Municipal Securities Trust Receipts, Ser. SAK-2, GO,
                 FRDO, +, 4.07%, 03/02/00                                        5,000

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                       Value
----------------------------------------------------------------------------------
Municipal Securities -- Continued
----------------------------------------------------------------------------------
               New York -- Continued
               New York City, New York (continued)
 $   3,605      Municipal Securities Trust Receipts, Ser. SGA-63, GO,
                FRDO, +, 3.90%, 03/01/00                                    $3,606
       800      Municipal Securities Trust Receipts, Ser. SGB-33, GO,
                FRDO, +, 3.93%, 03/06/00                                       800
    13,200      Municipal Securities Trust Receipts, Ser. SGB-35, GO,
                FRDO, +, 3.90%, 03/07/00                                    13,200
    10,365      Municipal Securities Trust Receipts, Ser. SGB-36, GO,
                FRDO, +, 3.90%, 03/07/00                                    10,365
     7,000      Ser. A-51, GO, FRDO, 4.05%, 04/14/00                         7,000
     2,000      Ser. B, Sub. Ser. B-2, GO, FRDO, +, 3.80%, 03/01/00          2,000
       700      Ser. B, Sub. Ser. B-4, GO, FRDO, +, 3.80%, 03/01/00            700
     1,100      Ser. B, Sub. Ser. B-8, GO, FRDO, 3.75%, 03/02/00             1,100
     6,000      Ser. D, GO, FRDO, +, 3.65%, 03/01/00                         6,000
     1,000      Ser. F-3, GO, FRDO, 3.80%, 03/04/00                          1,000
     6,350      Ser. F-5, GO, FRDO, 3.75%, 03/04/00                          6,350
     2,700      Ser. J, Sub. Ser. J-2, GO, FRDO, 3.80%, 03/07/00             2,700
       200      Sub. Ser. A-5, GO, FRDO, 3.80%, 03/01/00                       200
     6,900      Sub. Ser. A-7, GO, FRDO, 3.80%, 03/01/00                     6,900
       500      Sub. Ser. A-8, GO, FRDO, 3.80%, 03/01/00                       500
     3,900      Sub. Ser. E-2, GO, FRDO, 3.80%, 03/01/00                     3,900
     5,700      Sub. Ser. E-5, GO, FRDO, 3.80%, 03/01/00                     5,700
     3,700      Sub. Ser. E-6, GO, FRDO, +, 3.80%, 03/01/00                  3,700
    14,490     New York City, New York, Health & Hospital Corp.,
               Health Systems, Ser. F, Rev., FRDO, 3.75%, 03/06/00          14,490
               New York City, New York, Housing Development Corp.,
     3,800      Multi-Family Housing, 2nd Avenue, Ser. A, Rev., FRDO,
                3.80%, 03/06/00                                              3,800
     2,100      Multi-Family Housing, Columbus Apartments, Ser. A,
                Rev., FRDO, 3.65%, 03/02/00                                  2,100
     3,370      Multi-Family Housing, Columbus Apartments, Ser. A,
                Rev., FRDO, 3.70%, 03/06/00                                  3,370
     8,700      Multi-Family Housing, James Tower Development,
                Ser. A, Rev., FRDO, 3.75%, 03/06/00                          8,700
     2,900      Multi-Family Housing, Spring Creek III Project, Ser. A,
                Rev., FRDO, 3.80%, 03/06/00                                  2,900
     1,300      Multi-Family Housing, Sullivan Street Project, Ser. A,
                Rev., FRDO, 3.80%, 03/06/00                                  1,300
     3,400      Multi-Family Rental Housing, 100 Jane Street
                Development, Ser. A, Rev., FRDO, 3.80%, 03/02/00             3,400
    41,300      Multi-Family Rental Housing, Monterey, Ser. A, Rev.,
                FRDO, 3.75%, 03/06/00                                       41,299
     6,000      Multi-Family Rental Housing, Parkgate Development,
                Ser. A, Rev., FRDO, 3.60%, 03/02/00                          6,000
               New York City, New York, IDA,
     3,000      Civic Facility, Calhoun School Inc. Project, Rev., FRDO,
                3.85%, 03/02/00                                              3,000
     3,600      IDR, DXB Videotape Inc. Project, Rev., FRDO, 3.80%,
                03/01/00                                                     3,600
       500      IDR, Rev., FRDO, 3.80%, 03/01/00                               500
       150      IDR, Ser. D, Rev., FRDO, 3.80%, 03/01/00                       150
     1,500      IDR, Ser. K, Rev., FRDO, 3.80%, 03/01/00                     1,500

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                      Value
---------------------------------------------------------------------------------
Municipal Securities -- Continued
---------------------------------------------------------------------------------
               New York -- Continued
               New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems,
 $   3,000      FLOATS, Ser. PT-1032, Rev., FRDO, 3.98%, 03/06/00          $3,000
     9,685      Municipal Securities Trust Receipts, Ser. SGA-12, Rev.,
                FRDO, 3.90%, 03/01/00                                       9,685
     7,255      Municipal Securities Trust Receipts, Ser. SGA-13, Rev.,
                FRDO, 3.90%, 03/02/00                                       7,255
     2,390      Municipal Securities Trust Receipts, Ser. SGB-25, Rev.,
                FRDO, +, 3.93%, 03/07/00                                    2,390
    28,200      Municipal Securities Trust Receipts, Ser. SGB-26, Rev.,
                FRDO, +, 3.93%, 03/05/00                                   28,200
    11,000      Municipal Securities Trust Receipts, Ser. SGB-27,
                Rev., FRDO, +, 3.93%, 03/06/00                             11,011
     7,500      Rev., 3.85%, 04/27/00                                       7,500
       500      Ser. A, Rev., +, ~, 7.25%, 06/15/00                           513
     3,415      Ser. A, Rev., +, ~, 7.50%, 06/15/00                         3,500
     8,000      Ser. C, Rev., FRDO, +, 3.80%, 03/01/00                      8,000
     2,100      Ser. G, Rev., FRDO, +, 3.75%, 03/01/00                      2,100
               New York City, New York, Transitional Finance Authority,
    40,100      Future Tax Secured, Ser. A-2, Rev., FRDO, 3.75%,
                03/06/00                                                   40,100
     3,450      Municipal Securities Trust Receipts, Ser. SGA-74, Rev.,
                FRDO, 3.90%, 03/01/00                                       3,450
     3,000      Ser. A-46, Rev., FRDO, 4.05%, 03/01/00                      3,000
     3,000      Ser, A-48, Rev., FRDO, 4.05%, 03/01/00                      3,000
               New York City, New York, Trust Cultural Resources,
     3,800      American Museum of Natural History, Ser. B, Rev.,
                FRDO, +, 3.65%, 03/01/00                                    3,800
     2,672      Carnegie Hall, Rev., FRDO, 3.70%, 03/06/00                  2,672
     1,300      Soloman R. Guggenheim, Ser. B, GO, FRDO,
                3.70%, 03/01/00                                             1,300
               New York State,
    15,000      GO, 3.60%, 05/04/00                                        15,000
     4,300      Environmental Quality, Ser. G, GO, FRDO, 3.90%,
                10/05/00                                                    4,300
               New York State, Dorm Authority,
     2,500      City University Systems, Ser. F, Rev., +, ~, 7.50%,
                07/01/00                                                    2,577
     9,645      FLOATS, Ser. PA-409, Rev., FRDO, 3.98%, 03/06/00            9,645
     4,870      FLOATS, Ser. PA-419, Rev., FRDO, 3.98%, 03/06/00            4,870
     8,425      FLOATS, Ser. PA-428, Rev., FRDO, 3.98%, 03/05/00            8,425
     3,545      FLOATS, Ser. PA-449, Rev., FRDO, 3.98%, 03/03/00            3,545
       990      FLOATS, Ser. PT-130, Rev., FRDO, 3.98%, 03/05/00              990
     2,400      FLOATS, Ser. PT-1067, Rev., FRDO, 3.98%, 03/02/00           2,400
     1,115      Good Samaritan Hospital Medical Center, Ser. A,
                Rev., +, 3.75%, 07/01/00                                    1,115
     1,800      Manhattanville College, Rev., +, ~, 7.50%, 07/01/00         1,855
     2,865      Municipal Securities Trust Receipts, Ser. SAK-17, Rev.,
                FRDO, 4.07%, 03/01/00                                       2,865
     4,800      New York Public Library, Ser. A, Rev., FRDO, +, 3.75%,
                03/07/00                                                    4,800
    11,100      Oxford University Press Inc., Rev., FRDO, 3.80%,
                03/01/00                                                   11,100
     5,500      Ser. A-55, Rev., FRDO, 4.05%, 03/04/00                      5,500

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount       Issuer                                                                       Value
------------------------------------------------------------------------------------------------
Municipal Securities -- Continued
------------------------------------------------------------------------------------------------
             New York -- Continued
             New York State, Dorm Authority (continued)
 $   860      St. Francis Hospital, Ser. A, Rev., +, 3.75%, 07/01/00                      $  860
   9,380      State University Educational Facilities, Rev., 7.00%,
              05/15/00                                                                     9,683
   2,250      State University Educational Facilities, Ser. A, Rev., ~,
              6.50%, 05/15/00                                                              2,265
   3,425      State University Educational Facilities, Ser. A, Rev., ~,
              7.63%, 05/15/00                                                              3,523
   8,800      State University Educational Facilities, Ser. A, Rev., ~,
              7.70%, 05/15/00                                                              9,041
   3,175      State University Educational Facilities, Ser. B, Rev., +, ~,
              7.25%, 05/15/00                                                              3,258
   3,660      State University Educational Facilities, Ser. B, Rev., ~,
              7.25%, 05/15/00                                                              3,756
             New York State, Energy Research & Development
             Authority,
   6,600      Facilities, Con Edison Co., Sub. Ser. A-1, Rev., FRDO,
              3.85%, 03/01/00                                                              6,600
   5,600      Facilities, FLOATS, Ser. PA-411, Rev., FRDO, 3.98%,
              03/06/00                                                                     5,600
   5,260      PCR, New York State Electric & Gas, Annual Tender,
              Rev., FRDO, 3.00%, 03/15/00                                                  5,256
     600      PCR, New York State Electric & Gas, Ser. B, Rev., FRDO,
              3.80%, 03/01/00                                                                600
   6,700      PCR, New York State Electric & Gas, Ser. D. Rev., FRDO,
              3.65%, 03/01/00                                                              6,700
   4,560      PCR, Niagara Mohawk Power Corp. Project, Ser. A,
              Rev., FRDO, 3.75%, 03/01/00                                                  4,560
   2,100      PCR, Niagara Mohawk Power Corp. Project, Ser. A,
              Rev., FRDO, 3.90%, 03/01/00                                                  2,100
   5,800      PCR, Orange & Rockland Utilities Project, Ser. A, Rev.,
              FRDO, +, 3.65%, 03/03/00                                                     5,800
   6,100      PCR, Orange & Rockland Utilities Project, Ser. A, Rev.,
              FRDO, +, 3.65%, 03/06/00                                                     6,100
   3,000      PCR, Rochester Gas & Electric Corp., Ser. B, Rev., FRDO,
              +, 3.80%, 03/07/00                                                           3,000
   1,200     New York State, Environmental Facilities Corp., OFS
             Equity Huntington Project, Rev., FRDO, 3.90%, 03/01/00                        1,200
             New York State, Housing Finance Agency,
  21,150      101 West End Ave. Housing, Ser. A, Rev., FRDO,
              3.85%, 03/02/00                                                             21,150
  21,100      101 West End Ave. Housing, Ser. A, Rev., FRDO,
              3.85%, 03/06/00                                                             21,100
  15,000      150 East 44th Street Housing, Ser. A, Rev., FRDO,
              3.85%, 03/07/00                                                             15,000
  14,400      345 East 94th Street Housing, Ser. A, Rev., FRDO,
              3.85%, 03/06/00                                                             14,400
   4,900      70 Battery Place Housing, Ser. A, Rev., FRDO,
                  3.80%,03/06/00                                                           4,900
  20,000      750 Sixth Ave. Housing Ser. A, Rev., FRDO, 3.80%,
              03/02/00                                                                    20,000
   9,500      750 Sixth Ave. Housing Ser. A, Rev., FRDO, 3.80%,
              03/06/00                                                                     9,500

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                       Value
-------------------------------------------------------------------------------------
Municipal Securities -- Continued
-------------------------------------------------------------------------------------
                New York -- Continued
                New York State, Housing Finance Agency (continued)
 $   25,400      East 39th Street Housing, Ser. A, Rev., FRDO, 2.80%,
                 03/01/00                                                    $25,400
      2,495      FLOATS, Ser. PA-143, Rev., FRDO, 4.12%, 03/04/00              2,495
      3,300      Multi-Family Housing, Ser. A, Rev., FRDO, +, 3.90%,
                 03/07/00                                                      3,300
      5,100      Residential, Ser. A, Rev., FRDO, +, 3.90%, 03/01/00           5,100
      6,800      Ser. A, Rev., FRDO, 3.75%, 03/01/00                           6,800
      9,200      Ser. A, Rev., FRDO, 3.80%, 03/01/00                           9,200
      5,300      Service Contract Obligation, Ser. A, Rev., FRDO, Rev.,
                 3.70%, 03/02/00                                               5,300
     20,900      Tribeca, Ser. A, Rev., FRDO, 3.75%, 03/07/00                 20,900
     26,800      Union Square South Housing, Rev., FRDO, 3.70%,
                 03/02/00                                                     26,800
                New York State, Job Development Authority, State
                Guaranteed,
      6,995      Ser. A-1 through A-42, Rev., FRDO, 3.75%, 03/01/00            6,995
      8,575      Ser. B-1 through B-21, Rev., FRDO, 3.75%, 03/01/00            8,575
      2,230      Special Purpose, Ser. A-1 through A-13, Rev., FRDO,
                 3.75%, 03/01/00                                               2,230
      4,400      Special Purpose, Ser. A-1 through A-25, Rev., FRDO,
                 3.85%, 03/01/00                                               4,400
        530      Special Purpose, Ser. B-1 through B-2, Rev., FRDO,
                 3.85%, 03/01/00                                                 530
                New York State, Local Government Assistance Corp.,
      5,800      Floating Rate Receipts, Ser. SG-99, Rev., FRDO, 3.98%,
                 03/01/00                                                      5,801
     16,200      FLOATS, Ser. PT-1040, Rev., FRDO, 3.98%, 03/02/00            16,200
        700      Municipal Securities Trust Receipts, Ser. SGA-59, Rev.,
                 FRDO, 3.90%, 03/01/00                                           700
     12,085      Ser. A, Rev., ~, 7.25%, 03/01/00                             12,704
     36,585      Ser. A, Rev., FRDO, 3.70%, 03/06/00                          36,584
      7,900      Ser. B, Rev., ~, 7.50%, 03/01/00                              8,326
      3,500      Ser. B, Rev., FRDO, 3.75%, 03/03/00                           3,500
     11,500      Ser. D, Rev., FRDO, 3.70%, 03/07/00                          11,500
      4,700      Ser. E, Rev., FRDO, 3.70%, 03/07/00                           4,700
                New York State, Medical Care Facilities Finance Agency,
      8,200      FLOATS, Ser. PA-113, Rev., FRDO, 3.98%, 03/02/00              8,200
     14,235      FLOATS, Ser. PT-100, Rev., FRDO, 3.98%, 03/03/00             14,235
      6,065      FLOATS, Ser. PT-109, Rev., FRDO, 3.98%, 03/03/00              6,065
      8,355      FLOATS, Ser. PT-145A, Rev., FRDO, 3.98%, 03/05/00             8,355
      2,265      Municipal Securities Trust Receipts, Ser. SG-1, Rev.,
                 FRDO, 3.98%, 03/06/00                                         2,265
      3,625      North Shore University Hospital, Rev., +, ~, 7.20%,
                 11/01/00                                                      3,772
                New York State, Mortgage Agency,
      5,250      FLOATS, Ser. PT-260, Rev., FRDO, 2.90%, 03/02/00              5,250
      9,995      FLOATS, Ser. PT-289, Rev., FRDO, 3.98%, 03/02/00              9,995
      8,190      FLOATS, Ser. PT-322, Rev., FRDO, 4.30%, 03/02/00              8,190
      6,925      FLOATS, Ser. PT-1190, Rev., FRDO, 3.98%, 03/02/00             6,925
      1,130      Homeowner Mortgage, Ser. 79, Rev., 3.25%, 04/01/00            1,130
        100      Homeowner Mortgage, Ser. 87, Rev., 3.70%, 04/01/00              100
        200      Homeowner Mortgage, Ser. 87, Rev., 3.80%, 10/01/00              200

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                      Value
-------------------------------------------------------------------------------------
Municipal Securities -- Continued
-------------------------------------------------------------------------------------
                New York -- Continued
                New York State, Power Authority,
 $   10,000      Rev., 3.80%, 06/06/00                                       $10,000
      2,900      Revenue & General Purpose, Ser. Y, Rev., ~, 6.75%,
                 01/01/01                                                      3,017
                New York State, Thruway Authority,
     16,600      Floating Rate Receipts, Ser. SGA-119, FRDO, 3.70%,
                 03/01/00                                                     16,600
     21,415      FLOATS, Ser. PA-532, Rev., FRDO, 3.98%, 03/02/00             21,415
      2,375      Highway & Bridge Trust Fund, Ser. A, Rev., +, 6.00%,
                 04/01/00                                                      2,381
      1,015      Municipal Securities Trust Receipts, Ser. SGA-66, Rev.,
                 FRDO, 3.90%, 03/03/00                                         1,015
      4,600     Service Contract, Local Highway & Bridge, Rev., ~,
                 6.00%, 01/01/01                                               4,669
      3,900     New York State, Urban Development Corp., FLOATS, Ser.
                PA-429, Rev., FRDO, 3.98%, 03/03/00                            3,902
      2,400     Niagara County, New York, GO, BAN, 3.60%, 06/30/00             2,401
                Niagara County, New York, IDA, Solid Waste Disposal,
      1,000      American Refunding, Fuel Co., Ser. A, Rev., FRDO,
                 3.80%, 03/03/00                                               1,000
      1,000      American Refunding, Fuel Co., Ser. B, Rev., FRDO,
                 3.90%, 03/03/00                                               1,000
                Niagara Falls, New York, Bridge Commission,
      4,995      FLOATS, Ser. PA-530, Rev., FRDO, 3.98%, 03/03/00              4,995
      9,500      Ser. A, Rev., FRDO, 3.65%, 03/03/00                           9,500
                North Babylon, New York, Union Free School District,
      3,000      GO, BAN, 4.00%, 07/06/00                                      2,995
     13,500      GO, TAN, 4.00%, 06/29/00                                     13,511
                North Hempstead, New York,
      1,270      GO, BAN, 4.50%, 07/27/00                                      1,273
      1,245      Ser. B, GO, 6.50%, 07/15/00                                   1,257
      4,220     North Rose-Wolcott, New York, Central School District,
                GO, BAN, 3.40%, 04/06/00                                       4,221
      3,000     NorthPort-East Northport, New York, Union Free School
                District, GO, BAN, 4.25%, 06/02/00                             3,004
     12,000     Oceanside, New York, Union Free School District, GO,
                TAN, 4.00%, 06/27/00                                          11,996
      5,000     Ogdensburg, New York, Enlarged City School District,
                GO, RAN, 4.00%, 06/30/00                                       5,004
        623     Orchard Park, New York, Central School District, Go, +,
                4.35%, 06/01/00                                                  625
        200     Palmyra, New York, Public Improvements, GO, +, 4.30%,
                05/15/00                                                         200
      4,400     Patchogue-Medford, New York, Union Free School
                District, GO, TAN, 4.25%, 06/28/00                             4,408
        395     Pavilion, New York, Central School District, GO, +,
                5.10%, 06/15/00                                                  397
                Port Authority of New York & New Jersey,
      3,180      Consolidated Bonds 117th Series, 1st Installment, Rev.,
                 4.00%, 11/15/00                                               3,180
      2,950      Equipment Notes, Ser. 3, Rev., FRDO, 4.05%, 03/01/00          2,950
      3,405      FLOATS, Ser. PA-518, Rev., FRDO, 3.81%, 03/01/00              3,405
      1,365     Port Jervis, New York, IDA, The Future Home Tech Inc.,
                Rev., FRDO, 4.00%, 03/01/00                                    1,365

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                         Value
-------------------------------------------------------------------------------------
Municipal Securities -- Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   9,390     Putnam Valley, New York, Central School District, GO,
               BAN, 3.25%, 03/03/00                                            $9,390
     5,000     Rochester, New York, Ser. I, GO, BAN, 3.50%, 03/08/00            5,000
     1,330     Rockland County, New York, GO, 4.00%, 05/01/00                   1,332
               Rockland County, New York, IDA,
       800      IDR, X Products Corp. Project, Rev., FRDO, 3.90%,
                03/07/00                                                          800
     2,290      Shock Technical Inc. Project, Rev., FRDO, 3.90%,
                03/01/00                                                        2,290
       410     Rotterdam, New York, Public Improvements, GO, +,                   411
     1,530     Sandy Creek, New York, Central School District, GO,
               BAN, 4.00%, 07/14/00                                             1,532
       325     Silver Creek, New York, Central School District, 1999 Ser.,
               GO, +, 4.70%, 06/15/00                                             326
     4,000     South Orangetown, New York, Central School District,
               GO, TAN, 3.75%, 06/30/00                                         4,002
     1,805     Southeast Town, New York, GO, BAN, 3.50%, 03/24/00               1,805
     2,250     Spencer Van Etten, New York, Central School District,
               GO, RAN, 4.00%, 07/06/00                                         2,253
       500     St. Lawrence County, New York, IDA, PCR, Reynolds
               Metals, Rev., FRDO, 3.80%, 03/01/00                                500
               Suffolk County, New York,
     2,445      Public Improvement, Ser. A, GO, +, 4.80%, 08/15/00              2,454
     1,000      Ser. B, GO, +, ~, 6.90%, 04/01/00                               1,023
     5,500      Ser. I, GO, TAN, 4.50%, 08/10/00                                5,512
     2,400     Suffolk County, New York, Water Authority, BAN, FRDO,
               3.75%, 03/01/00                                                  2,400
       584     Sullivan County, New York, Ser. B, GO, BAN, 3.50%,
               03/17/00                                                           584
               Tompkins-Seneca-Tioga, New York, Board of
               Cooperative Educational Services,
     5,500      GO, RAN, 4.25%, 06/30/00                                        5,508
     6,000      GO, RAN, 4.75%, 06/30/00                                        6,009
               Triborough Bridge & Tunnel Authority, New York,
     1,475      FLOATS, Ser. PA-200, Rev., FRDO, 3.98%, 03/02/00                1,475
     6,500      General Purpose, Ser. C, Rev., FRDO, +, 3.80%,
                03/04/00                                                        6,500
     3,900     Tully, New York, Central School District, GO, RAN,
               3.85%, 06/29/00                                                  3,904
     3,300     Tupper Lake, New York, Central School District, GO,
               BAN, 5.00%, 02/23/01                                             3,319
     2,800     Walton, New York, Central School District, GO, RAN,
               4.00%, 06/30/00                                                  2,803
               Waverly, New York, Central School District,
       350      GO, +, 4.80%, 06/15/00                                            351
     5,000      GO, RAN, 3.75%, 06/23/00                                        5,003
     4,000     Wayne-Finger Lakes, New York, Board of Cooperative
               Educational Services, RAN, 4.00%, 06/29/00                       4,005
     8,415     Webb, New York, Union Free School District, GO, BAN,
               3.63%, 06/16/00                                                  8,423
     4,150     Westchester County, New York, IDA, Civic Facility,
               Northern Westchester Hospital, Rev., FRDO, 3.70%,
               03/01/00                                                         4,150

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount         Issuer                                                       Value
-------------------------------------------------------------------------------------
Municipal Securities -- Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   4,340     William Floyd, Union Free School District, Mastics-
               Moriches-Shirley, GO, TAN, 4.00%, 06/30/00                 $    4,346
               Yonkers, New York, IDA, Civic Facility,
     2,000      Consumers Union Facility, Rev., FRDO, 3.75%, 03/01/00          2,000
     8,100      Sarah Lawrence College Project, Rev., FRDO, +, 3.75%,
                03/01/00                                                       8,100
                                                                          ----------
                                                                           1,720,260
               Puerto Rico -- 0.1%
     1,000     Puerto Rico Commonwealth, Highway & Transportation
               Authority, FLOATS, Ser. PA-472, Rev., FRDO, 3.11%,
               03/02/00                                                        1,000
------------------------------------------------------------------------------------
               Total Investments -- 100.5%                                $1,730,860
               (Cost $1,730,860)*
------------------------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------
       CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
       Portfolio of Investments
--------------------------------------------------------------------------------

       As of February 29, 2000 (unaudited)
       (Amounts in thousands)


Principal
Amount          Issuer                                                          Value
---------------------------------------------------------------------------------------
Municipal Securities -- 101.5%
---------------------------------------------------------------------------------------
                California -- 94.0%
 $     1,000    ABAG Finance Authority for Nonprofit Corporations,
                California, Episcopal Homes Foundation, COP, FRDO,
                2.30%, 03/01/00                                                 $1,000
         500    Alameda County, California, Multi-Family Housing,
                Quail, Ser. A, Rev., FRDO, 2.35%, 03/04/00                         500
                Alameda-Contra Costa, California, Schools Financing
                Authority,
         300     Capital Improvements Financing Projects, COP, Rev.,
                 FRDO, 2.30%, 03/07/00                                             300
         500     Capital Improvements Financing Projects, COP, Ser. A,
                 Rev., FRDO, 2.30%, 03/06/00                                       500
         835    California Educational Facilities Authority, University of
                Southern California, Ser. A, Rev., 5.60%, 10/01/00                 844
                California Housing Finance Agency,
         960     FLOATS, Ser. PA-112-A, Rev., FRDO, 3.16%, 03/03/00                960
         500     Home Mortgage, Ser. E-1, Rev., 5.40%, 08/01/00                    503
       1,000     Multi-Unit Rental Housing, Ser. A, Rev., FRDO, 3.75%,
                 03/06/00                                                        1,001
                California State,
       1,495     FLOATS, Ser. PA-464, GO, FRDO, 3.55%, 03/07/00                  1,495
         800     FLOATS, Ser. PT-1070, GO, FRDO, 3.11%, 03/06/00                   800
         900     FLOATS, Ser. PT-1072, GO, FRDO, 3.11%, 03/06/00                   900
       2,000     Municipal Securities Trust Receipts, Ser. SGA-40, GO,
                 FRDO, +, 3.02%, 03/06/00                                        2,000
       2,800     Municipal Securities Trust Receipts, Ser. SGA-55, GO,
                 FRDO, +, 3.02%, 03/07/00                                        2,799
         375    California State, Department Water Resources Center,
                Valley Project, Ser. I, Rev., ~, 6.60%, 06/01/00                   384
                California State, Economic Development Financing
                Authority, IDR,
       2,000     Provena Foods Inc. Project, Rev., FRDO, 2.70%,
                 03/06/00                                                        2,000
       1,780     Standard Abrasives Manufacturing Project, Rev.,
                 FRDO, 2.65%, 03/01/00                                           1,780
         400     Volk Enterprises Inc. Project, Rev., FRDO, 2.45%,
                 03/06/00                                                          400
                California Statewide Communities Development
                Authority,
         605     Industrial Development, Florestone, Rev., FRDO,
                 2.60%, 03/07/00                                                   605
       1,000     Ser. A-1, Rev., TRAN, +, 4.00%, 06/30/00                        1,003
       1,800     Sutter Health Obligation Group, COP, FRDO, +, 3.25%,
                 03/01/00                                                        1,800
       1,000    Central Valley Schools Financing Authority, California,
                Ser. A-45, FRDO, 2.45%, 03/03/00                                 1,000
         245    Coachella Valley, California, County Water District,
                Improvement District No. 55, GO, +, 4.25%, 08/01/00                246
       1,000    Elsinore Valley, California, Municipal Water District, Ser.
                A, COP, FRDO, +, 2.40%, 03/01/00                                 1,000
         100    Fremont, California, Multi-Family Housing, Durham
                Greens Project, Ser. A, Rev., 4.70%, 07/01/00                      100


                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount          Issuer                                                         Value
--------------------------------------------------------------------------------------
Municipal Securities -- Continued
--------------------------------------------------------------------------------------
                California -- Continued
                Irvine Ranch, California, Water District,
 $     3,800     Capital Improvement Project, COP, FRDO, 3.05%,
                 03/01/00                                                      $3,799
         400     Consolidated Bonds, Rev., FRDO, 3.25%, 03/01/00                  400
         500     District No. 102, 103, 105 & 106, Rev., FRDO, 3.25%,
                 03/01/00                                                         500
         800     District No. 105, 140, 240 & 250, GO, FRDO, 3.05%,
                 03/01/00                                                         800
         500     District No. 105, 140, 240 & 250, Rev., FRDO, 3.25%,
                 03/01/00                                                         500
                Irvine, California, Improvement Bond Act of 1915,
       2,495     Assessment District No. 89-10, Special Assessment,
                 FRDO, 3.25%, 03/01/00                                          2,495
         600     Assessment District No. 94-13, Special Assessment,
                 FRDO, 3.25%, 03/01/00                                            600
         400     Assessment District No. 95-12, Ser. A, Special
                 Assessment, FRDO, 3.25%, 03/01/00                                400
         400     Assessment District No. 97-17, Special Assessment,
                 FRDO, 3.25%, 03/01/00                                            400
         400    Kern County, California, Kern Public Facilities Project,
                Ser. C, COP, FRDO, 2.40%, 03/01/00                                400
         300    Livermore, California, Multi-Family Housing, Park, Ser. A,
                Rev., FRDO, 2.35%, 03/04/00                                       300
       2,650    Long Beach, California, Harbor, Rev., 7.15%, 05/15/00           2,670
         500    Los Angeles County, California, GO, TRAN, 4.00%,
                06/30/00                                                          501
         300    Los Angeles County, California, IDA, IDR, Hon Industries
                Inc. Project, Rev., FRDO, 2.35%, 03/02/00                         300
                Los Angeles County, California, Metropolitan
                Transportation Authority, Sales Tax,
         100     Proposition C, Second Ser., Ser. A, Rev., FRDO, +,
                 2.40%, 03/04/00                                                  100
         250     Proposition C, Second Ser., Ser. B, Rev., +, 8.00%,
                 07/01/00                                                         254
         500    Los Angeles County, California, Pension Obligation, Ser.
                B, Rev., FRDO, +, 2.45%, 03/07/00                                 500
       1,000    Los Angeles County, California, Public Works Financing
                Authority, Ser. A-62, Rev., FRDO, 2.45%, 03/01/00               1,000
         400    Los Angeles, California, Community Redevelopment
                Agency, CMC Medical Plaza Partner, COP, FRDO, 2.60%,
                03/04/00                                                          400
         700    M-S-R Public Power Agency, California, San Juan Project,
                Sub-Lien, Ser. E, Rev., FRDO, +, 2.40%, 03/07/00                  700
                Metropolitan Water District, Southern California,
                Waterworks,
         200     Rev., 5.00%, 07/01/00                                            201
         500     Ser. B, Rev., FRDO, 3.65%, 06/01/00                              500
         250    Milpitas, California, Unified School District, GO, +,
                7.50%, 09/01/00                                                   255
         200    Modesto, California, Irrigation District Financing
                Authority, Ser. A, Rev., +, 4.70%, 10/01/00                       201
       1,000    Monrovia, California, Unified School District, Municipal
                Securities Trust Receipt, Ser. SGA-70, Rev., FRDO, +,
                3.00%, 03/05/00                                                 1,000

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount       Issuer                                                          Value
----------------------------------------------------------------------------------
Municipal Securities -- Continued
----------------------------------------------------------------------------------
             California -- Continued
 $   800     Monterey Peninsula, California, Water Management
             District, Wastewater Reclamation Project, COP, FRDO,
             2.55%, 03/03/00                                                 $ 800
     500     National City, California, Community Development
             Commission, Tax Allocation, Downtown Redevelopment
             Project, Ser. A, +, ~, 5.90%, 08/01/00                            504
     100     Northern California Power Agency, Public Power,
             Geothermal Project No. 3, Ser. B, Rev., +, 5.50%,
             07/01/00                                                          101
     600     Oakland, California, GO, TRAN, 4.25%, 09/29/00                    602
   1,700     Oakland, California, Joint Powers Financing Authority,
             Ser. A-2, Rev., FRDO, +, 2.40%, 03/06/00                        1,700
     100     Ontario, California, Redevelopment Agency, IDR,
             Safariland Project, Rev., FRDO, 2.30%, 03/03/00                   100
     500     Orange County, California, Sanitation Districts No. 1-3,
             5-7, 11, 13 & 14, COP, FRDO, 3.25%, 03/01/00                      500
   1,005     Oxnard, California, Harbor District, Rev., +, 6.60%,
             08/01/00                                                        1,017
   2,440     Oxnard, California, Industrial Development Financing
             Authority, IDR, Accurate Engineering Project, Rev.,
             FRDO, 2.65%, 03/06/00                                           2,440
     200     Pasadena, California, COP, ~, 6.75%, 08/01/00                     207
     700     Riverside County, California, IDA, IDR, Design Time Inc.
             Project, Ser. I, Rev., FRDO, 2.60%, 03/07/00                      700
     200     Riverside County, California, Public Financing Authority,
             Special Tax, Menifee Village Project, Senior Lien, Ser. A,
             Rev., +, 4.00%, 09/01/00                                          200
     888     Riverside County, California, Riverside County Public
             Facilities, Ser. B, COP, FRDO, 2.75%, 03/02/00                    888
     250     Riverside County, California, Transportation Commission,
             Sales Tax, Ser. A, Rev., +, 5.00%, 06/01/00                       251
     330     Salinas, California, Elementary School District, COP, +,
             4.25%, 06/01/00                                                   331
     550     San Bernardino County, California, Housing Authority,
             Multi-Family Housing, Victoria Terrace Project, Ser. A,
             Rev., FRDO, 2.50%, 03/06/00                                       550
             San Bernardino County, California, IDA,
     100      Aqua-Service, Rev., FRDO, 2.60%, 03/01/00                        100
      90      Master Halco Inc., Ser. II, Rev., FRDO, 2.55%, 03/03/00           90
     155     San Bernardino County, California, Transportation
             Authority, Sales Tax, Ser. A, Rev., +, 5.00%, 03/01/00            155
     215     San Bernardino, California, Joint Powers Financing
             Authority, Tax Allocation, +, 3.20%, 05/01/00                     215
   1,340     San Diego, California, Area Local Government, Ser. C,
             COP, TRAN, 4.50%, 09/29/00                                      1,346
     300     San Diego, California, IDR, Kaiser Aerospace & Electric,
             Ser. A, Rev., FRDO, 2.65%, 03/06/00                               300
             San Diego, California, Unified School District,
     100      Capital Projects, Phase XIII, Ser. A, COP, 5.00%, 07/01/00       100
     250      Ser. A, GO, TRAN, 4.25%, 09/29/00                                251
     115     San Francisco, California, City & County, Parking
             Authority, Parking Meters, Ser. 1, Rev., +, 4.00%,
             06/01/00                                                          115

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------
Municipal Securities -- Continued
-----------------------------------------------------------------------------------
             California -- Continued
 $   300     San Francisco, California, City & County, Redevelopment
             Agency, Multi-Family Housing, 3rd & Mission, Ser. C,
             Rev., FRDO, 2.45%, 03/01/00                                     $  300
   1,000     San Juan, California, Unified School District, Ser. A-41,
             Rev., FRDO, 2.45%, 03/03/00                                      1,000
     250     Santa Barbara County, California, Ser. A, GO, TRAN,
             4.25%, 09/29/00                                                    251
     625     Santa Clara County-El Camino, California, Hospital
             District, Hospital Facilities Authority, ACES, Lease, Valley
             Medical Center Project, Ser. B, Rev., FRDO, 2.30%,
             03/03/00                                                           625
             Santa Clara, California, Electric,
     195      Ser. B, Rev., FRDO, +, ~, 3.30%, 03/06/00                         195
     290      Ser. C, Rev., FRDO, +, ~, 3.30%, 08/02/00                         290
     260     Simi Valley, California, Public Financing Authority, Rev.,
             +, 4.00%, 09/01/00                                                 260
     500     Solano County, California, Ser. B, GO, TRAN, 4.50%,
             12/15/00                                                           503
     600     Southeast Resource Recovery Facilities Authority,
             California, Ser. A, Rev., FRDO, 2.30%, 03/03/00                    600
     600     Three Valleys Municipal Water District, California,
             Miramar Water Treatment, COP, FRDO, 2.70%, 03/01/00                600
     425     Upland, California, Community Redevelopment Agency,
             Multi-Family Housing, Northwoods Project, Ser. 168-A,
             Rev., FRDO, 2.65%, 03/01/00                                        425
     115     Ventura, California, Unified School District, Ser. C, GO, +,
             7.60%, 08/01/00                                                    117
     100     West Basin, California, Municipal Water District, COP, +,
             ~, 6.85%, 08/01/00                                                 103
     850     West Contra Costa, California, Unified School District,
             Rev., TRAN, 4.50%, 12/06/00                                        854
     400     Western Riverside County, California, Regional
             Wastewater Authority, Regional Wastewater Treatment,
             Rev., FRDO, 3.25%, 03/01/00                                        400
                                                                             ------
                                                                             63,182
             Pennsylvania -- 0.1%
     100     Delaware Valley, Pennsylvania, Regional Finance
             Authority, Local Government, Rev., FRDO, 3.90%,
             03/01/00                                                           100

             Puerto Rico -- 7.2%
             Puerto Rico Commonwealth,
   1,000      Ser. A-1, GO, FRDO, 2.00%, 03/01/00                             1,000
   1,000      FLOATS, Ser. PT-1025, GO, FRDO, 3.11%, 03/01/00                 1,000
             Puerto Rico Commonwealth, Highway & Transportation
             Authority,
   1,000      FLOATS, Ser. PA-472, Rev., FRDO, 3.11%, 03/02/00                1,000
   1,800      Ser. Q, Rev., ~, 7.75%, 07/01/00                                1,859
                                                                             ------
                                                                              4,859

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


  Principal
  Amount     Issuer                                                        Value
----------------------------------------------------------------------------------
  Municipal Securities -- Continued
----------------------------------------------------------------------------------
             Virgin Islands -- 0.2%
$   100      Virgin Islands Public Finance Authority, Ser. A, Rev., ~,
             7.30%, 10/01/00                                               $   103
-----------------------------------------------------------------------------------
             Total Investments -- 101.5%                                   $68,244
             (Cost $68,244)*
-----------------------------------------------------------------------------------

INDEX:
*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
+       -- Insured.
~       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
ACES    -- Auction Rate Securities.
BAN     -- Bond Anticipation Notes.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
FLOATS  -- Floating Auction Tax-Exempts.
FRDO    -- Floating Rate Demand Obligation: The maturity date shown is the later of the next interest reset date or the put date; the rate shown is the rate in effect at February 29, 2000.
FRN     -- Floating Rate Note: The maturity date is the actual maturity date;
           the rate shown is the rate in effect at February 29, 2000.
GO      -- General Obligation.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MTN     -- Medium Term Notes.
PCR     -- Pollution Control Revenue.
PUTTERS -- Putable Tax Exempt Receipts.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
TAN     -- Tax Anticipation Notes.
TRAN    -- Tax & Revenue Anticipation Notes.
USTR    -- United States Treasury Notes, Bonds and Bills.

                       See notes to financial statements.

--------------------------------------------------------------------------------
       STATEMENT OF ASSETS AND LIABILITIES February 29, 2000 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                             100% U.S.
                                              Treasury         U.S.
                                             Securities     Government    Treasury Plus
                                            Money Market   Money Market    Money Market
                                                Fund           Fund           Fund
---------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) .............................. $4,113,739     $7,436,333     $3,430,237
    Cash ..................................          3              5              3
    Other assets ..........................         36             65             27
    Receivables:
     Interest .............................     45,159         68,955         12,801
     Investment securities sold ...........         --         18,594             --
     Fund shares sold .....................        378            322             --
     Other ................................         34             --             --
---------------------------------------------------------------------------------------
       Total Assets .......................  4,159,349      7,524,274      3,443,068
---------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased                --        608,362             --
     Fund shares redeemed .................         --         10,146             --
     Dividends ............................      3,919         14,335          2,791
    Accrued liabilities: (Note 2)
     Investment advisory fees .............        327            561            201
     Administration fees ..................        196            561            121
     Shareholder servicing fees ...........        803            901             96
     Distribution fees ....................        174            330            105
     Custodian fees .......................         45            103              6
     Other ................................        840          1,380            422
---------------------------------------------------------------------------------------
       Total Liabilities ..................      6,304        636,679          3,742
---------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .......................  4,153,196      6,887,667      3,439,284
    Accumulated undistributed
    (distributions in excess of) net
    investment income .....................       (106)            39            (53)
    Accumulated net realized gain
    (loss) on investment transactions .....        (45)          (111)            95
---------------------------------------------------------------------------------------
       Net Assets ......................... $4,153,045     $6,887,595     $3,439,326
---------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
    Vista Shares ..........................  3,202,415      3,359,650      1,361,107
    Premier Shares ........................     76,890        988,653        304,111
    Institutional Shares ..................    873,980      2,539,465      1,774,164
   Net asset value, offering and
   redemption price per share
   (all classes) .......................... $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------
   Cost of investments .................... $4,113,739     $7,436,333     $3,430,237
---------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2000 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                               Federal          Cash            Prime
                                             Money Market     Management     Money Market
                                                Fund            Fund            Fund
-----------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) ..............................  $1,178,749       $9,491,676     $9,649,351
    Cash ..................................         --                --            658
    Other assets ..........................         10                65             80
    Receivables:
     Interest .............................      5,879            82,389         57,384
     Fund shares sold .....................        676             8,935         78,479
-----------------------------------------------------------------------------------------
       Total Assets .......................  1,185,314         9,583,065      9,785,952
-----------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased            40,495           199,980        224,985
     Fund shares redeemed .................        134            79,899          8,040
     Dividends ............................      1,241             5,476         15,919
    Accrued liabilities: (Note 2)
     Investment advisory fees .............         91               745            849
     Administration fees ..................         91               745            849
     Shareholder servicing fees ...........        197             1,820            694
     Distribution fees ....................         44                --             14
     Custodian fees .......................         64               118            137
     Other ................................        519             1,476          1,621
-----------------------------------------------------------------------------------------
       Total Liabilities ..................     42,876           290,259        253,108
-----------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .......................  1,142,508         9,293,632      9,532,894
    Accumulated undistributed
    (distributions in excess of) net
    investment income .....................           (1)             32            (60)
    Accumulated net realized gain
    (loss) on investment transactions .....        (69)             (858)            10
-----------------------------------------------------------------------------------------
       Net Assets .........................  $1,142,438       $9,292,806     $9,532,844
-----------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
    Vista Shares ..........................    574,850         6,374,224      1,150,643
    Premier Shares ........................    279,626           360,691      1,092,926
    Institutional Shares ..................    288,032         2,558,729      7,271,405
    B Shares* .............................         --                --         17,759
    C Shares* .............................         --                --            161
   Net asset value, offering and
   redemption price per share
   (all classes) ..........................  $     1.00       $     1.00     $     1.00
-----------------------------------------------------------------------------------------
   Cost of investments ....................  $1,178,749       $9,491,676     $9,649,351
-----------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 29, 2000 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                           New York      California
                                            Tax Free       Tax Free       Tax Free
                                          Money Market   Money Market   Money Market
                                              Fund           Fund           Fund
------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) ............................ $1,678,504     $1,730,860     $68,244
    Cash ................................      1,491            603         --
    Other assets ........................         12             13         --
    Receivables:
     Interest ...........................     14,444         15,508        458
     Fund shares sold ...................      3,508            169         --
     Expense reimbursement from
     Distributor ........................         60             --         --
------------------------------------------------------------------------------------
       Total Assets .....................  1,698,019      1,747,153     68,702
------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     To Custodian .......................         --             --      1,343
     Investment securities purchased          18,154         22,833         --
     Fund shares redeemed ...............        112             68         --
     Dividends ..........................      2,313          1,224         56
    Accrued liabilities: (Note 2)
     Investment advisory fees ...........        126            135         --
     Administration fees ................         88             80          5
     Shareholder servicing fees .........        179            469          6
     Distribution fees ..................         69             54          2
     Custodian fees .....................         46             54         15
     Other ..............................        350            373         38
------------------------------------------------------------------------------------
       Total Liabilities ................     21,437         25,290      1,465
------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .....................  1,677,014      1,721,867     67,253
    Accumulated undistributed
    (distributions in excess of) net
    investment income ...................        (34)            55         (2)
    Accumulated net realized loss on
    investment transactions .............       (398)           (59)       (14)
------------------------------------------------------------------------------------
       Net Assets ....................... $1,676,582     $1,721,863     $67,237
------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
    Vista Shares ........................    880,588      1,721,981     67,253
    Premier Shares ......................    138,064             --         --
    Institutional Shares ................    658,384             --         --
   Net asset value, offering and
   redemption price per share
   (all classes) ........................ $     1.00     $     1.00     $  1.00
------------------------------------------------------------------------------------
   Cost of investments .................. $1,678,504     $1,730,860     $68,244
------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
       STATEMENT OF OPERATIONS For the six months ended February 29, 2000 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                100% U.S.
                                                Treasury         U.S.
                                               Securities     Government    Treasury Plus
                                              Money Market   Money Market    Money Market
                                                  Fund           Fund            Fund
-----------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ............... $105,916       $201,963       $75,105
-----------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ................   2,074           3,668         1,424
    Administration fees .....................   2,074           3,668         1,424
    Shareholder servicing fees ..............   6,152           8,884         3,803
    Distribution fees .......................   1,616           2,300           834
    Custodian fees ..........................     119             228            64
    Printing and postage ....................      22              26            14
    Professional fees .......................      72             111            53
    Registration costs ......................     481             281           361
    Transfer agent fees .....................     321             379           144
    Trustees' fees ..........................     104             183            71
    Other ...................................      27              22            20
-----------------------------------------------------------------------------------------
      Total expenses ........................  13,062          19,750         8,212
-----------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ...........   2,303           3,363         1,411
    Less earnings credits (Note 2F) .........      16               8            33
-----------------------------------------------------------------------------------------
      Net expenses ..........................  10,743          16,379         6,768
-----------------------------------------------------------------------------------------
      Net investment income .................  95,173         185,584        68,337
-----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on
    investment transactions .................     (35)            (67)           96
    Change in net unrealized
    appreciation/depreciation on
    investments .............................      --              --            --
-----------------------------------------------------------------------------------------
    Net realized and unrealized gain
    (loss) on investments ...................     (35)            (67)           96
-----------------------------------------------------------------------------------------
    Net increase in net assets from
    operations .............................. $95,138        $185,517       $68,433
-----------------------------------------------------------------------------------------



                       See notes to financial statements.

STATEMENT OF OPERATIONS For the six months ended February 29, 2000
(unaudited)

(Amounts in Thousands)


                                                 Federal        Cash         Prime
                                              Money Market    Management  Money Market
                                                  Fund          Fund          Fund
--------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ............... $30,883        $244,225     $306,232
--------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ................     562           4,255        5,323
    Administration fees .....................     562           4,255        5,323
    Shareholder servicing fees ..............   1,469          12,052        7,310
    Distribution fees .......................     277              --          105
    Custodian fees ..........................      83             165          265
    Printing and postage ....................       6              33           54
    Professional fees .......................      37             148          172
    Registration costs ......................      51             733        1,172
    Transfer agent fees .....................     243             983          220
    Trustees' fees ..........................      28             213          266
    Other ...................................       4              26           98
--------------------------------------------------------------------------------------
      Total expenses ........................   3,322          22,863       20,308
--------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ...........     258           1,440        3,750
    Less earnings credits (Note 2F) .........      41              90           35
--------------------------------------------------------------------------------------
      Net expenses ..........................   3,023          21,333       16,523
--------------------------------------------------------------------------------------
      Net investment income .................  27,860         222,892      289,709
--------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on
    investment transactions .................     (22)           (198)          11
    Change in net unrealized
    appreciation/depreciation on
    investments .............................      --           1,650        3,884
--------------------------------------------------------------------------------------
    Net realized and unrealized gain
    (loss) on investments ...................     (22)          1,452        3,895
--------------------------------------------------------------------------------------
    Net increase in net assets from
    operations .............................. $27,838        $224,344     $293,604
--------------------------------------------------------------------------------------


                       See notes to financial statements.

STATEMENT OF OPERATIONS For the six months ended February 29, 2000
(unaudited)

(Amounts in Thousands)

                                                               New York      California
                                             Tax Free          Tax Free       Tax Free
                                            Money Market     Money Market   Money Market
                                               Fund             Fund           Fund
-------------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) .............. $26,374            $27,561        $796
-------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ...............     736                780          25
    Administration fees ....................     736                780          25
    Shareholder servicing fees .............   1,830              2,732          87
    Distribution fees ......................     398                780          25
    Custodian fees .........................      92                100          32
    Printing and postage ...................      24                 21           1
    Professional fees ......................      40                 39          15
    Registration costs .....................     480                  8          --
    Transfer agent fees ....................     110                201          17
    Trustees' fees .........................      37                 39           1
    Other ..................................      19                 33           2
-------------------------------------------------------------------------------------------
      Total expenses .......................   4,502              5,513         230
-------------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ..........   1,016                883          92
    Less earnings credits (Note 2F) ........      65                 25           1
-------------------------------------------------------------------------------------------
      Net expenses .........................   3,421              4,605         137
-------------------------------------------------------------------------------------------
      Net investment income ................  22,953             22,956         659
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on
    investment transactions ................     (4)                  2          --
    Change in net unrealized
    appreciation/depreciation on
    investments ............................     --                  --          --
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain
    (loss) on investments ..................     (4)                  2          --
-------------------------------------------------------------------------------------------
    Net increase in net assets
    from operations ........................ $22,949            $22,958        $659
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                             100% U.S. Treasury                 U.S. Government
                                                Money Market                     Money Market
                                                    Fund                             Fund
                                          09/01/99          Year           09/01/99           Year
                                          through           Ended           through           Ended
                                          02/29/00        08/31/99         02/29/00         08/31/99
----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ........... $   95,173      $   187,621      $   185,584      $   335,206
    Net realized gain (loss) on
    investments .....................        (35)           2,072              (67)              27
    Change in net unrealized
    appreciation/depreciation
    on investments ..................         --               --               --               --
----------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ................     95,138          189,693          185,517          335,233
----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income ...........    (95,173)        (187,727)        (185,591)        (335,181)
    Net realized gain on
    investment transactions .........        (39)          (2,956)              --               --
----------------------------------------------------------------------------------------------------
      Total distributions to
      shareholders ..................    (95,212)        (190,683)        (185,591)        (335,181)
----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares ...................  6,519,270       13,705,921       10,635,830       16,404,385
     Premier Shares .................    207,821          152,506        3,906,729        7,944,261
     Institutional Shares ...........  2,945,276        5,004,382       11,969,849       23,799,456
----------------------------------------------------------------------------------------------------
                                       9,672,367       18,862,809       26,512,408       48,148,102
----------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares ...................     56,192          112,062           45,388           74,078
     Premier Shares .................      1,051            1,084           13,301           25,108
     Institutional Shares ...........     13,613           27,526           35,954           79,090
----------------------------------------------------------------------------------------------------
                                          70,856          140,672           94,643          178,276
----------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ................... (6,686,035)     (13,555,840)     (10,860,035)     (15,973,405)
     Premier Shares .................   (155,848)        (151,462)      (3,853,382)      (8,130,974)
     Institutional Shares ........... (2,979,692)      (5,932,433)     (12,379,016)     (23,763,028)
----------------------------------------------------------------------------------------------------
                                      (9,821,575)     (19,639,735)     (27,092,433)     (47,867,407)
----------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from capital share
     transactions ...................    (78,352)        (636,254)        (485,382)         458,971
----------------------------------------------------------------------------------------------------
      Total increase
      (decrease) in net
      assets ........................    (78,426)        (637,244)        (485,456)         459,023
   NET ASSETS:
    Beginning of period .............  4,231,471        4,868,715        7,373,051        6,914,028
----------------------------------------------------------------------------------------------------
    End of period ................... $4,153,045      $ 4,231,471      $ 6,887,595      $ 7,373,051
----------------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


(Amounts in Thousands)

                                                Treasury Plus                       Federal
                                                Money Market                     Money Market
                                                    Fund                             Fund
                                          09/01/99           Year           09/01/99          Year
                                           through           Ended          through          Ended
                                          02/29/00         08/31/99         02/29/00        08/31/99
----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ........... $    68,337      $   125,763      $   27,860      $   46,821
    Net realized gain (loss) on
    investments .....................          96              789             (22)             95
    Change in net unrealized
    appreciation/depreciation
    on investments ..................          --               --              --              --
----------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ................      68,433          126,552          27,838          46,916
----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income ...........     (68,345)        (125,782)        (27,860)        (46,814)
    Net realized gain on
    investment transactions .........         (62)            (798)             --            (112)
----------------------------------------------------------------------------------------------------
      Total distributions to
      shareholders ..................     (68,407)        (126,580)        (27,860)        (46,926)
----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares ...................   5,771,656       13,476,115         708,064       1,297,509
     Premier Shares .................   1,459,003        2,362,876         196,478         372,508
     Institutional Shares ...........   5,993,538       12,537,826       2,015,516       3,327,807
----------------------------------------------------------------------------------------------------
                                       13,224,197       28,376,817       2,920,058       4,997,824
----------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares ...................      27,390           41,118           9,685          18,183
     Premier Shares .................       2,706            3,990           5,790          11,931
     Institutional Shares ...........      16,795           35,134           1,812           5,462
----------------------------------------------------------------------------------------------------
                                           46,891           80,242          17,287          35,576
----------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ...................  (6,172,354)     (13,099,202)       (692,929)     (1,124,759)
     Premier Shares .................  (1,633,895)      (2,046,068)       (220,851)       (399,355)
     Institutional Shares ...........  (5,215,460)     (12,469,834)     (1,977,592)     (3,282,935)
----------------------------------------------------------------------------------------------------
                                      (13,021,709)     (27,615,104)     (2,891,372)     (4,807,049)
----------------------------------------------------------------------------------------------------
     Net increase from
     capital share
     transactions ...................     249,379          841,955          45,973         226,351
----------------------------------------------------------------------------------------------------
      Total increase
      in net assets .................     249,405          841,927          45,951         226,341
   NET ASSETS:
    Beginning of period .............   3,189,921        2,347,994       1,096,487         870,146
----------------------------------------------------------------------------------------------------
    End of period ................... $ 3,439,326      $ 3,189,921      $1,142,438      $1,096,487
----------------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)


                                                                Cash Management
                                                                     Fund
                                                           09/01/99           Year
                                                            through           Ended
                                                           02/29/00         08/31/99
------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
    Net investment income ............................ $   222,892      $   317,595
    Net realized loss on investments .................        (198)            (329)
    Change in net unrealized appreciation/
    depreciation on investments ......................       1,650           (1,650)
------------------------------------------------------------------------------------
     Increase in net assets from operations ..........     224,344          315,616
------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ............................    (222,881)        (317,818)
    Net realized gain on investment transactions .....          --             (117)
------------------------------------------------------------------------------------
      Total distributions to shareholders ............    (222,881)        (317,935)
------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares issued
     Vista Shares ....................................  13,805,234       26,474,726
     Premier Shares ..................................   2,420,713        4,894,950
     Institutional Shares ............................   7,083,199       10,132,124
------------------------------------------------------------------------------------
                                                        23,309,146       41,501,800
------------------------------------------------------------------------------------
    Proceeds from reinvestment of dividends
     Vista Shares ....................................     129,396          187,928
     Premier Shares ..................................       9,261           16,857
     Institutional Shares ............................      51,410           63,365
------------------------------------------------------------------------------------
                                                           190,067          268,150
------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares .................................... (13,241,201)     (24,623,550)
     Premier Shares ..................................  (2,531,873)      (4,864,551)
     Institutional Shares ............................  (6,123,378)      (9,707,967)
------------------------------------------------------------------------------------
                                                       (21,896,452)     (39,196,068)
------------------------------------------------------------------------------------
     Net increase from capital share
     transactions ....................................   1,602,761        2,573,882
------------------------------------------------------------------------------------
      Total increase in net assets ...................   1,604,224        2,571,563
   NET ASSETS:
    Beginning of period ..............................   7,688,582        5,117,019
------------------------------------------------------------------------------------
    End of period .................................... $ 9,292,806      $ 7,688,582
------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                    Prime
                                                                 Money Market
                                                                     Fund
                                                           09/01/99          Year
                                                           through           Ended
                                                           02/29/00        08/31/99
-----------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
    Net investment income ............................ $   289,709     $   382,831
    Net realized gain on investments .................          11             327
    Change in net unrealized appreciation/
    depreciation on investments ......................       3,884          (3,884)
-----------------------------------------------------------------------------------
     Increase in net assets from operations ..........     293,604         379,274
-----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ............................    (289,716)       (382,895)
    Net realized gain on investment transactions .....        (121)           (271)
-----------------------------------------------------------------------------------
      Total distributions to shareholders ............    (289,837)       (383,166)
-----------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares issued
     Vista Shares* ...................................   2,388,883       1,051,476
     Premier Shares ..................................   6,212,965      11,380,971
     Institutional Shares ............................  40,781,832      61,694,665
     B Shares ........................................      72,110         143,459
     C Shares ........................................       3,678           4,653
-----------------------------------------------------------------------------------
                                                        49,459,468      74,275,224
-----------------------------------------------------------------------------------
    Proceeds from reinvestment of dividends
     Vista Shares* ...................................      15,283           4,244
     Premier Shares ..................................      17,114          24,988
     Institutional Shares ............................     169,392         229,886
     B Shares ........................................         487             771
     C Shares ........................................           6               5
-----------------------------------------------------------------------------------
                                                           202,282         259,894
-----------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares* ...................................  (1,768,662)       (540,581)
     Premier Shares ..................................  (6,231,766)    (10,901,491)
     Institutional Shares ............................ (41,843,952)    (58,482,409)
     B Shares ........................................     (91,167)       (136,601)
     C Shares ........................................      (3,667)         (4,584)
-----------------------------------------------------------------------------------
                                                       (49,939,214)    (70,065,666)
-----------------------------------------------------------------------------------
     Net increase (decrease) from capital
     share transactions ..............................    (277,464)      4,469,452
-----------------------------------------------------------------------------------
      Total increase (decrease) in net assets ........    (273,697)      4,465,560
   NET ASSETS:
    Beginning of period ..............................   9,806,541       5,340,981
-----------------------------------------------------------------------------------
    End of period .................................... $ 9,532,844     $ 9,806,541
-----------------------------------------------------------------------------------

# At $1.00 per share.
* PRM Vista Shares commencement of offering, 10/1/98.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                  Tax Free                    New York Tax Free
                                                Money Market                    Money Market
                                                    Fund                            Fund
                                          09/01/99           Year          09/01/99          Year
                                           through          Ended          through          Ended
                                          02/29/00         08/31/99        02/29/00        08/31/99
---------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ...........   $    22,953    $   36,759      $   22,956      $   37,793
    Net realized gain (loss) on
    investments .....................            (4)           59               2              61
    Change in net unrealized
    appreciation/depreciation
    on investments ..................           --             --              --              --
---------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ................       22,949         36,818          22,958          37,854
---------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income ...........      (22,923)       (36,827)        (22,953)        (37,841)
    Net realized gain on
    investment transactions .........           --             --              --              --
---------------------------------------------------------------------------------------------------
      Total distributions to
      shareholders ..................      (22,923)       (36,827)        (22,953)        (37,841)
---------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares ...................      856,962      2,100,524       1,610,006       3,260,482
     Premier Shares .................      161,833        385,299              --              --
     Institutional Shares ...........    1,411,534      2,526,660              --              --
---------------------------------------------------------------------------------------------------
                                         2,430,329      5,012,483       1,610,006       3,260,482
---------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares ...................        4,899          8,397          15,886          25,347
     Premier Shares .................        1,312          2,257              --              --
     Institutional Shares ...........        3,684          5,196              --              --
---------------------------------------------------------------------------------------------------
                                             9,895         15,850          15,886          25,347
---------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ...................     (735,475)    (2,088,092)     (1,408,545)     (3,153,158)
     Premier Shares .................     (155,105)      (390,878)             --              --
     Institutional Shares ...........   (1,233,354)    (2,465,756)             --              --
---------------------------------------------------------------------------------------------------
                                        (2,123,934)    (4,944,726)     (1,408,545)     (3,153,158)
---------------------------------------------------------------------------------------------------
    Net increase from capital
    share transactions ..............      316,290         83,607         217,347         132,671
---------------------------------------------------------------------------------------------------
      Total increase
      in net assets .................      316,316         83,598         217,352         132,684
---------------------------------------------------------------------------------------------------
   NET ASSETS:
    Beginning of period .............    1,360,266      1,276,668       1,504,511       1,371,827
---------------------------------------------------------------------------------------------------
    End of period ...................  $ 1,676,582     $1,360,266      $1,721,863      $1,504,511
---------------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                      California Tax Free
                                                                         Money Market
                                                                             Fund
                                                                     09/01/99        Year
                                                                     through        Ended
                                                                     02/29/00      08/31/99
-------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ....................................... $    659      $  1,181
    Net realized gain on investments ............................       --             4
    Change in net unrealized appreciation/depreciation on
    investments .................................................       --            --
-------------------------------------------------------------------------------------------
     Increase in net assets from operations .....................      659         1,185
-------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income .......................................     (659)       (1,200)
    Net realized gain on investment transactions ................       --            --
-------------------------------------------------------------------------------------------
      Total distributions to shareholders .......................     (659)       (1,200)
-------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares issued (Vista Shares) ..................  104,185       329,610
    Proceeds from reinvestment of dividends (Vista Shares) ......      291           474
    Cost of shares redeemed (Vista Shares) ...................... (104,879)     (312,828)
-------------------------------------------------------------------------------------------
    Net increase (decrease) from capital share transactions .....     (403)       17,256
-------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets ...................     (403)       17,241
   NET ASSETS:
    Beginning of period .........................................   67,640        50,399
-------------------------------------------------------------------------------------------
    End of period ............................................... $ 67,237      $ 67,640
-------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. 100% U.S. Treasury Securities Money Market Fund ("USTS"), U.S. Government Money Market Fund ("USG"), Treasury Plus Money Market Fund ("TP"), Federal Money Market Fund ("FED"), Cash Management Fund ("CM"), Prime Money Market Fund ("PRM"), Tax Free Money Market Fund ("TF"), New York Tax Free Money Market Fund ("NYTF") and California Tax Free Money Market Fund ("CTF") (collectively, the "Funds") are nine separate portfolios of the Trust.

The Funds offer various classes of shares as follows:



  Fund    Classes Offered
--------------------------------------------------------------------------------
  USTS    Vista, Premier, Institutional
  USG     Vista, Premier, Institutional
  TP      Vista, Premier, Institutional
  FED     Vista, Premier, Institutional
  CM      Vista, Premier, Institutional
  PRM     Vista, Premier, Institutional, B Shares, C Shares
  TF      Vista, Premier, Institutional
  NYTF    Vista
  CTF     Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.


2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Adviser") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than CM and TF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to CM and TF pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, of the average daily net assets of the Vista Class, 0.25% of the average daily net assets of the Premier, B Shares and C Shares Classes, and 0.10% of the average daily net assets of the Institutional Class of each Fund.

   Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administrations fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USG (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CM and PRM, and for the B Shares and C Shares of the PRM (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CM and PRM), 0.10% of the average daily net assets of the USG Premier Class and 0.75% of the average daily net assets of the B Shares and C Shares of PRM.

   The Distributor voluntarily waived all or a portion of its distribution fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waiver of fees -- For the six months ended February 29, 2000, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                   Investment                      Shareholder
                   Advisory     Administration     Servicing     Distribution
--------------------------------------------------------------------------------
   USTS..........    $--             $829            $  989          $485
   USG ..........     --               --             3,149           214
   TP ...........     --              570               841            --
   FED ..........     --               --               258            --
   CM ...........     --               --             1,440            --
   PRM ..........     --               --             3,750            --
   TF ...........     --              221               795            --
    NYTF.........     --              377                --           506
   CTF ..........     25               --                55            12

   F. Other --Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.


3.  Concentration of Credit Risk

As of February 29, 2000, CM and PRM invested 75.6% and 91.8%, respectively, of their net assets in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.


4. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 29, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows (in thousands):


                              Pension                Accrued
        Fund                  Expenses           Pension Liability
--------------------------------------------------------------------------------
    USTS .........              $36                  $291
    USG ..........               64                   563
    TP ...........               25                   220
    FED ..........               10                    83
    CM ...........               68                   425
    PRM ..........               87                   374
    TF ...........               12                   107
    NYTF .........               13                   110
    CTF ..........                1                     5

--------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

                                                              100% U.S. Treasury Securities Money Market Fund
                                            ---------------------------------------------------------------------------------
                                                                                Vista Shares
                                            ---------------------------------------------------------------------------------
                                               9/1/99               Year Ended              12/1/95++     Year Ended
                                              Through               August 31,               Through      November 30,
                                                            --------------------------                    ------------
                                               2/29/00      1999       1998       1997        8/31/96         1995       1994
                                            ----------  --------       ----       ----     ----------       --------     ----
Per Share Operating Performance
Net Asset Value, Beginning of Period ......  $   1.00     $ 1.00     $ 1.00     $ 1.00     $     1.00       $ 1.00     $ 1.00
                                            ----------  --------     ------     ------     ----------      --------    ------
Income from Investment Operations:
 Net Investment Income ....................      0.02       0.04       0.05       0.05           0.04         0.05       0.03
  Less Dividends from Net
  Investment Income .......................      0.02       0.04       0.05       0.05           0.04         0.05       0.03
                                            ----------  --------     ------     ------     ----------     --------     ------
Net Asset Value, End of Period ............  $   1.00     $ 1.00     $ 1.00     $ 1.00     $     1.00       $ 1.00     $ 1.00
                                            ==========  ========     ======     ======     ==========     ========     ======
Total Return ..............................      2.27%      4.31%      4.92%      4.87%         3.50%         5.15%      3.32%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .....  $  3,202     $3,312     $3,051     $2,376     $    1,672       $1,338     $1,024
Ratios to Average Net Assets#:
 Expenses .................................      0.59%      0.59%      0.59%      0.59%          0.60%        0.58%      0.59%
 Net Investment Income ....................      4.52%      4.15%      4.78%      4.74%          4.58%        4.99%      3.26%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits .........      0.71%      0.71%      0.71%      0.71%          0.68%        0.61%      0.62%
 Net Investment Income Without
 Waivers, Assumption of Expenses and
 Earnings Credits .........................      4.40%      4.03%      4.66%      4.62%          4.50%        4.96%      3.23%

                                              100% U.S. Treasury Securities Money Market Fund
                                            --------------------------------------------------------
                                                                Premier Shares
                                            --------------------------------------------------------

                                               9/1/99              Year Ended              6/3/96*
                                              Through              August 31,              Through
                                                          --------------------------
                                              2/29/00     1999       1998       1997      8/31/96
                                            ----------  --------     ----       ----     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......  $    1.00   $ 1.00     $ 1.00     $ 1.00     $   1.00
                                             ----------  --------   -------    -------    ---------
Income from Investment Operations:
 Net Investment Income ....................       0.02     0.04       0.05       0.05         0.01
  Less Dividends from Net
  Investment Income .......................       0.02     0.04       0.05       0.05         0.01
                                             ----------  --------    -------    -------    ---------
Net Asset Value, End of Period ............  $    1.00   $ 1.00     $ 1.00     $ 1.00     $   1.00
                                             ==========  ========    =======    =======    =========
Total Return ..............................       2.32%    4.40%      5.00%      4.91%        1.11%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .....  $      77   $   24     $   22     $    6     $      1
Ratios to Average Net Assets#:
 Expenses .................................       0.50%    0.50%      0.51%      0.55%        0.42%
 Net Investment Income ....................       4.69%    4.22%      4.99%      4.80%        3.45%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits .........       0.54%    0.56%      0.78%      0.80%        0.42%
 Net Investment Income Without
 Waivers, Assumption of Expenses and
 Earnings Credits .........................       4.65%    4.16%      4.72%      4.55%        3.45%
--------------------------------------------------------------------------------------------------------------------------

++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 * Commencement of offering of class of shares.
 # Short periods have been annualized.

                       See notes to financial statements

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                         100% U.S. Treasury Securities Money Market Fund
                                                   -----------------------------------------------------------
                                                                       Institutional Shares
                                                   -----------------------------------------------------------
                                                      9/1/99                  Year Ended            6/3/96*
                                                     Through                  August 31,            Through
                                                                     --------------------------
                                                      2/29/00        1999       1998       1997     8/31/96
                                                   -----------   --------       ----       ----     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............  $    1.00     $ 1.00      $ 1.00    $ 1.00     $  1.00
                                                   -----------   --------     ------    -------    --------
Income from Investment Operations:
Net Investment Income ............................       0.02       0.05       0.05       0.05        0.01
  Less Dividends from Net
  Investment Income ..............................       0.02       0.05       0.05       0.05        0.01
                                                   -----------   --------     ------    -------    --------
Net Asset Value, End of Period ...................  $    1.00     $ 1.00      $ 1.00    $ 1.00     $  1.00
                                                   ===========   ========     ======    =======    ========
Total Return .....................................       2.45%      4.67%       5.30%     5.20%       1.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ............  $     874     $  895      $1,796    $   81     $     1
Ratios to Average Net Assets#:
 Expenses ........................................       0.25%      0.24%      0.21%      0.27%       0.21%
 Net Investment Income ...........................       4.87%      4.51%      5.13%      5.06%       3.65%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................       0.34%      0.32%      0.25%      0.27%       0.21%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....       4.78%      4.43%      5.09%      5.06%       3.65%
-----------------------------------------------------------------------------------------------------------

 * Commencement of offering of class of shares.
 # Short periods have been annualized.


                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                       U.S. Government Money Market Fund
                                                       -----------------------------------------------------------------
                                                                                 Vista Shares
                                                       -----------------------------------------------------------------
                                                         9/1/99                   Year Ended August 31,
                                                       Through    ------------------------------------------------------
                                                         2/29/00     1999       1998       1997       1996       1995
                                                       ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                         ------     ------     ------     ------     ------    ------
Income from Investment Operations:
 Net Investment Income ...............................     0.02       0.04       0.05       0.05       0.05      0.05
  Less Dividends from Net Investment Income ..........     0.02       0.04       0.05       0.05       0.05      0.05
                                                         ------     ------     ------     ------     ------    ------
Net Asset Value, End of Period .......................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                         ======     ======     ======     ======     ======    ======
Total Return .........................................     2.48%      4.55%      5.14%      5.04%      4.97%     5.05%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $3,360     $3,538     $3,033     $2,139     $2,057    $  341
Ratios to Average Net Assets:#
 Expenses ............................................     0.59%      0.59%      0.59%      0.59%      0.65%     0.80%
 Net Investment Income ...............................     4.93%      4.46%      5.01%      4.93%      4.83%     4.93%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.69%      0.69%      0.70%      0.72%      0.73%     0.80%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     4.83%      4.36%      4.90%      4.80%      4.75%     4.93%
----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.


                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                      U.S. Government Money Market Fund
                                                       ----------------------------------------------------------------
                                                                                Premier Shares
                                                       ----------------------------------------------------------------
                                                         9/1/99                  Year Ended August 31,
                                                       Through   ------------------------------------------------------
                                                        2/29/00     1999       1998       1997       1996       1995
                                                       --------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................  $ 1.00    $ 1.00      $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                        ------    ------      ------    ------     ------     ------
Income from Investment Operations:
 Net Investment Income ...............................    0.03      0.05        0.05      0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........    0.03      0.05        0.05      0.05       0.05       0.05
                                                        ------    ------      ------    ------     ------     ------
Net Asset Value, End of Period .......................  $ 1.00    $ 1.00      $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                        ======    ======      ======    ======     ======     ======
Total Return .........................................    2.55%     4.70%       5.25%     5.08%      5.15%      5.31%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $  989   $   922      $1,084    $  837     $  802    $   764
Ratios to Average Net Assets:#
 Expenses ............................................    0.45%     0.45%       0.48%     0.55%      0.55%      0.55%
 Net Investment Income ...............................    5.07%     4.60%       5.12%     4.97%      5.04%      5.22%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................    0.58%     0.58%       0.60%     0.60%      0.59%      0.59%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........    4.94%     4.47%       5.00%     4.92%      5.00%      5.18%
---------------------------------------------------------------------------------------------------------------------



                                                                       U.S. Government Money Market Fund
                                                       -----------------------------------------------------------------
                                                                             Institutional Shares
                                                       -----------------------------------------------------------------
                                                         9/1/99                   Year Ended August 31,
                                                       Through    ------------------------------------------------------
                                                         2/29/00     1999       1998       1997       1996       1995
                                                       ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                         ------     ------     ------     ------     ------    ------
Income from Investment Operations:
 Net Investment Income ...............................     0.03       0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........     0.03       0.05       0.05       0.05       0.05       0.05
                                                         ------     ------     ------     ------     ------    ------
Net Asset Value, End of Period .......................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                         ======     ======     ======     ======     ======    ======
Total Return .........................................     2.64%      4.92%      5.51%      5.40%      5.45%      5.60%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $2,539     $2,913     $2,797     $2,955     $1,182    $   466
Ratios to Average Net Assets:#
 Expenses ............................................     0.26%      0.25%      0.24%      0.24%      0.27%      0.27%
 Net Investment Income ...............................     5.34%      4.80%      5.36%      5.29%      5.30%      5.58%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.33%      0.31%      0.24%      0.24%      0.27%      0.28%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     5.27%      4.74%      5.36%      5.29%      5.30%      5.57%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                              Treasury Plus Money Market Fund
                                                   ------------------------------------------------------
                                                                        Vista Shares
                                                   ------------------------------------------------------
                                                                         Year Ended
                                                     9/1/99              August 31,              5/6/96*
                                                   Through    -------------------------------- Through
                                                     2/29/00     1999       1998       1997      8/31/96
                                                   ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ...........................     0.02       0.04       0.05       0.05       0.02
  Less Dividends from Net
  Investment Income ..............................     0.02       0.04       0.05       0.05       0.02
                                                     ------     ------     ------     ------     ------
Net Asset Value, End of Period ...................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ======     ======     ======     ======     ======
Total Return .....................................     2.36%      4.39%      5.05%      4.89%      1.50%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ............   $1,361     $1,734     $1,316     $1,606     $1,382
Ratios to Average Net Assets:#
 Expenses ........................................     0.59%      0.59%      0.59%      0.59%      0.59%
 Net Investment Income ...........................     4.69%      4.27%      4.92%      4.79%      4.63%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................     0.70%      0.69%      0.70%      0.70%      0.73%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....     4.58%      4.17%      4.81%      4.68%      4.49%
--------------------------------------------------------------------------------------------------------



                                                                   Treasury Plus Money Market Fund
                                                   ----------------------------------------------------------------
                                                                            Premier Shares
                                                   ----------------------------------------------------------------
                                                     9/1/99                  Year Ended August 31,
                                                   Through   ------------------------------------------------------
                                                    2/29/00     1999       1998       1997       1996       1995
                                                   --------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............  $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ------    ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ...........................    0.02      0.04       0.05       0.05       0.05       0.05
  Less Dividends from Net
  Investment Income ..............................    0.02      0.04       0.05       0.05       0.05       0.05
                                                    ------    ------     ------     ------     ------     ------
Net Asset Value, End of Period ...................  $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ======    ======     ======     ======     ======     ======
Total Return .....................................    2.43%     4.54%      5.18%      4.98%      5.07%      5.17%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ............  $  304   $   476    $   155    $   131    $   106    $    19
Ratios to Average Net Assets:#
 Expenses ........................................    0.45%     0.45%      0.46%      0.51%      0.52%      0.50%
 Net Investment Income ...........................    4.83%     4.42%      5.06%      4.88%      4.85%      5.23%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................    0.50%     0.50%      0.50%      0.53%      0.63%      1.57%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....    4.78%     4.37%      5.02%      4.86%      4.74%      4.16%
--------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.
 * Commencement of offering of class of shares.

                                       80
                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                        Treasury Plus Money Market Fund
                                                       -----------------------------------------------------------------
                                                                             Institutional Shares
                                                       -----------------------------------------------------------------
                                                         9/1/99                   Year Ended August 31,
                                                       Through    ------------------------------------------------------
                                                         2/29/00     1999       1998       1997       1996       1995
                                                       ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                         ------    ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ...............................     0.03      0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........     0.03      0.05       0.05       0.05       0.05       0.05
                                                         ------    ------     ------     ------     ------     ------
Net Asset Value, End of Period .......................   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                         ======    ======     ======     ======     ======     ======
Total Return .........................................     2.54%     4.75%      5.44%      5.24%      5.29%      5.36%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $1,774    $  980    $   876    $   292    $   189    $    18
Ratios to Average Net Assets:#
 Expenses ............................................     0.25%     0.24%      0.21%      0.26%      0.30%      0.32%
 Net Investment Income ...............................     5.04%     4.61%      5.29%      5.16%      5.11%      5.21%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................     0.35%     0.31%      0.25%      0.26%      0.38%      0.89%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     4.94%     4.54%      5.25%      5.16%      5.03%      4.64%
----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Federal Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                        Vista Shares
                                                                   ------------------------------------------------------
                                                          9/1/99                   Year Ended August 31,
                                                         Through   ------------------------------------------------------
                                                          2/29/00    1999       1998       1997       1996       1995
                                                          -------    ----       ----       ----       ----       ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .................    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ---------   -------    -------    -------    -------    -------
Income from Investment Operations:
  Net Investment Income ..............................      0.02      0.04       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........      0.02      0.04       0.05       0.05       0.05       0.05
                                                        ---------   -------    -------    -------    -------    -------
Net Asset Value, End of Period .......................    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        =========   =======    =======    =======    =======    =======
Total Return .........................................      2.41%     4.46%      4.94%      4.91%      4.83%      5.20%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................    $  575   $   550    $   359    $   301    $   353    $   203
Ratios to Average Net Assets:#
 Expenses ............................................      0.70%     0.70%      0.70%      0.70%      0.70%      0.69%
 Net Investment Income ...............................      4.80%     4.35%      4.88%      4.79%      4.79%      5.16%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................      0.76%     0.78%      0.84%      0.82%      0.93%      0.93%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........      4.74%     4.27%      4.74%      4.67%      4.56%      4.92%
-----------------------------------------------------------------------------------------------------------------------


                                                                           Federal Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                       Premier Shares
                                                                   ------------------------------------------------------
                                                          9/1/99                   Year Ended August 31,
                                                         Through   ------------------------------------------------------
                                                          2/29/00    1999       1998       1997       1996       1995
                                                          -------    ----       ----       ----       ----       ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .................    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ---------   -------    -------    -------    -------    -------
Income from Investment Operations:
  Net Investment Income ..............................      0.02      0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........      0.02      0.05       0.05       0.05       0.05       0.05
                                                        ---------   -------    -------    -------    -------    -------
Net Asset Value, End of Period .......................    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        =========   =======    =======    =======    =======    =======
Total Return .........................................      2.51%     4.67%      5.22%      5.12%      5.14%      5.40%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................    $  279   $   298    $   313    $   400    $   249     $  149
Ratios to Average Net Assets:#
 Expenses ............................................      0.50%     0.50%      0.50%      0.50%      0.50%      0.49%
 Net Investment Income ...............................      5.00%     4.56%      5.07%      5.01%      4.99%      5.32%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................      0.51%     0.50%      0.51%      0.52%      0.52%      0.59%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........      4.99%     4.56%      5.06%      4.99%      4.97%      5.22%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Federal Money Market Fund
                                                       ------------------------------------------------------------------
                                                                              Institutional Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                     Year Ended August 31,
                                                         Through   -------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------   --------       ----       ----       ----       ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.03       0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........     0.03       0.05       0.05       0.05       0.05       0.05
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     2.63%      4.92%      5.46%      5.35%      5.35%      5.57%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $  288     $  248     $  198     $  131     $  141     $  114
Ratios to Average Net Assets:#
 Expenses ............................................     0.26%      0.26%      0.27%      0.27%      0.30%      0.31%
 Net Investment Income ...............................     5.25%      4.79%      5.32%      5.23%      5.20%      5.45%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................     0.34%      0.34%      0.27%      0.27%      0.30%      0.37%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     5.17%      4.71%      5.32%      5.23%      5.20%      5.39%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                             Cash Management Fund
                                                       ---------------------------------
                                                                 Vista Shares
                                                       ---------------------------------
                                                          9/1/99   Year Ended August 31,
                                                          Through  ---------------------
                                                          2/29/00    1999       1998
                                                         --------  --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................    $ 1.00     $ 1.00     $ 1.00
                                                        ---------  --------     ------
Income from Investment Operations:
 Net Investment Income ...............................      0.03       0.05       0.05
  Less Dividends from Net
  Investment Income ..................................      0.03       0.05       0.05
                                                        ---------  --------     ------
Net Asset Value, End of Period .......................    $ 1.00     $ 1.00     $ 1.00
                                                        =========  ========     ======
Total Return .........................................      2.59%      4.74%      5.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $ 6,374     $5,679     $3,642
Ratios to Average Net Assets:#
 Expenses ............................................      0.59%      0.59%      0.59%
 Net Investment Income ...............................      5.16%      4.61%      5.09%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................      0.62%      0.62%      0.61%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........      5.13%      4.58%      5.07%
---------------------------------------------------------------------------------------

                                                                    Cash Management Fund
                                                       ----------------------------------------------
                                                                        Vista Shares
                                                       ----------------------------------------------
                                                                                    Year Ended
                                                                     12/1/95++      November 30,
                                                                      Through   ---------------------
                                                           1997       8/31/96     1995       1994
                                                           ----     ----------  --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00        $ 1.00     $ 1.00    $ 1.00
                                                         ------     ----------  --------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.05          0.04       0.05       0.04
  Less Dividends from Net
  Investment Income ..................................     0.05          0.04       0.05       0.04
                                                         ------     ----------  --------    -------
Net Asset Value, End of Period .......................   $ 1.00        $ 1.00     $ 1.00    $ 1.00
                                                         ======     ==========  ========    =======
Total Return .........................................     5.09%         3.69%      5.49%      3.62%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $2,576        $1,621     $1,634    $   990
Ratios to Average Net Assets:#
 Expenses ............................................     0.59%         0.60%      0.58%      0.58%
 Net Investment Income ...............................     4.99%         4.91%      5.35%      3.62%
 Expenses Without Waivers, Assumption
 of Expenses and Earnings Credits ....................     0.62%         0.63%      0.62%      0.62%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     4.96%         4.88%      5.31%      3.58%
----------------------------------------------------------------------------------------------------

 ++ In 1996, the Fund changed its fiscal year-end from November 30 to August
    31.
 #  Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                     Cash Management Fund
                                                   --------------------------------------------------------
                                                                        Premier Shares
                                                   --------------------------------------------------------
                                                                  Year Ended August 31,
                                                      9/1/99    ------------------------------     5/6/96*
                                                      Through                                     Through
                                                      2/29/00      1999       1998       1997      8/31/96
                                                     --------  --------     --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $   1.00
                                                    ---------  --------    -------    -------    ---------
Income from Investment Operations:
 Net Investment Income ...........................      0.03      0.05       0.05       0.05         0.02
  Less Dividends from Net Investment Income ......      0.03      0.05       0.05       0.05         0.02
                                                    ---------  --------    -------    -------    ---------
Net Asset Value, End of Period ...................    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $   1.00
                                                    =========  ========    =======    =======    =========
Total Return .....................................      2.66%     4.89%      5.35%      5.18%        1.61%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ............    $  361    $  463     $  415     $  375     $    433
Ratios to Average Net Assets:#
 Expenses ........................................      0.45%     0.45%      0.47%      0.50%        0.50%
 Net Investment Income ...........................      5.28%     4.77%      5.22%      5.07%        4.93%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................      0.50%     0.50%      0.52%      0.51%        0.52%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....      5.23%     4.72%      5.17%      5.06%        4.91%
----------------------------------------------------------------------------------------------------------

                                                                     Cash Management Fund
                                                   --------------------------------------------------------
                                                                     Institutional Shares
                                                   --------------------------------------------------------
                                                                     Year Ended August 31,
                                                      9/1/99   --------------------------------    5/6/96*
                                                      Through                                     Through
                                                      2/29/00    1999         1998       1997      8/31/96
                                                     --------  --------     --------   --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............    $ 1.00     $ 1.00     $ 1.00    $ 1.00       $ 1.00
                                                    ---------  --------     ------    -------    ---------
Income from Investment Operations:
 Net Investment Income ...........................      0.03       0.05       0.06      0.05         0.02
  Less Dividends from Net Investment Income ......      0.03       0.05       0.06      0.05         0.02
                                                    ---------  --------     ------    -------    ---------
Net Asset Value, End of Period ...................    $ 1.00     $ 1.00     $ 1.00    $ 1.00       $ 1.00
                                                    =========  ========     ======    =======    =========
Total Return .....................................      2.76%      5.09%      5.59%     5.45%        1.69%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ............    $2,558     $1,547     $1,060    $  924       $  657
Ratios to Average Net Assets:#
 Expenses ........................................      0.26%      0.26%      0.24%     0.24%        0.25%
 Net Investment Income ...........................      5.50%      4.95%      5.45%     5.34%        5.22%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................      0.33%      0.32%      0.24%     0.24%        0.25%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....      5.43%      4.89%      5.45%     5.34%        5.22%
----------------------------------------------------------------------------------------------------------

* Commencement of offering of class of shares.
# Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                            Prime Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                 Premier Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                    Year Ended August 31,
                                                         Through   ------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------     --------   -------    --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00      $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.03        0.05       0.05      0.05       0.05       0.05
  Less Dividends from Net Investment Income ..........     0.03        0.05       0.05      0.05       0.05       0.05
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................   $ 1.00      $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     2.67%       4.90%     5.44%      5.34%      5.32%      5.44%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................   $1,093      $1,094    $  590     $  499     $  419     $   63
Ratios to Average Net Assets:#
 Expenses ............................................     0.45%       0.45%     0.45%      0.45%      0.45%      0.45%
 Net Investment Income ...............................     5.30%       4.77%     5.29%      5.17%      5.18%      5.24%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.50%       0.49%     0.51%      0.53%      0.51%      0.65%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     5.25%       4.73%     5.23%      5.09%      5.12%      5.04%
-----------------------------------------------------------------------------------------------------------------------

# Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                            Prime Money Market Fund
                                                       ------------------------------------------------------------------
                                                                              Institutional Shares
                                                       ------------------------------------------------------------------
                                                          9/1/99
                                                        Through                     Year Ended August 31,
                                                                   -------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------   --------       ----       ----       ----       ----
Per Share Operating Performance
Net Asset Value, Beginning of Period .................  $  1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                        --------   --------     ------     ------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.03       0.05       0.06       0.05       0.05       0.06
  Less Dividends from Net Investment Income ..........     0.03       0.05       0.06       0.05       0.05       0.06
                                                        --------   --------     ------     ------    -------    -------
Net Asset Value, End of Period .......................  $  1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                        ========   ========     ======     ======    =======    =======
Total Return .........................................      2.77%      5.10%      5.65%      5.49%      5.51%      5.62%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $  7,275     $8,161     $4,722     $1,348    $   725    $   186
Ratios to Average Net Assets:#
 Expenses ............................................      0.26%      0.26%      0.24%      0.25%      0.26%      0.27%
 Net Investment Income ...............................      5.50%      4.96%      5.50%      5.37%      5.33%      5.57%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................      0.34%      0.33%      0.24%      0.25%      0.26%      0.35%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........      5.42%      4.89%      5.50%      5.37%      5.33%      5.49%
------------------------------------------------------------------------------------------------------------------------

# Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                            Prime Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                    B Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                     Year Ended August 31,
                                                         Through   -------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------     --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.02       0.04       0.05       0.04       0.04       0.04
  Less Dividends from Net Investment Income ..........     0.02       0.04       0.05       0.04       0.04       0.04
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     2.26%      4.07%      4.60%      4.33%      4.25%      4.37%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $    17    $    36    $    29    $    10    $    16    $     5
Ratios to Average Net Assets:#
 Expenses ............................................     1.25%      1.25%      1.25%      1.35%      1.47%      1.47%
 Net Investment Income ...............................     4.47%      4.00%      4.49%      4.27%      4.17%      4.33%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     1.28%      1.47%      1.50%      1.53%      1.71%      2.53%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     4.44%      3.78%      4.24%      4.09%      3.93%      3.27%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                Prime Money Market Fund
                                                         ---------------------------------------------------------------------
                                                                         C Shares                          Vista Shares
                                                         ----------------------------------------   --------------------------
                                                            9/1/99       Year           5/14/98*       9/1/99        10/1/98*
                                                          Through        Ended         Through       Through        Through
                                                           2/29/00       8/31/99        8/31/98       2/29/00        8/31/99
                                                           -------       -------       --------       -------       --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................    $  1.00       $  1.00       $   1.00       $  1.00       $   1.00
                                                          --------      --------      ---------      --------      ---------
Income from Investment Operations:
 Net Investment Income ...............................       0.02          0.04           0.01          0.03           0.04
  Less Dividends from Net Investment Income ..........       0.02          0.04           0.01          0.03           0.04
                                                          --------      --------      ---------      --------      ---------
Net Asset Value, End of Period .......................    $  1.00       $  1.00       $   1.00       $  1.00       $   1.00
                                                          ========      ========      =========      ========      =========
Total Return .........................................       2.25%         3.85%          1.29%         2.60%          4.26%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................    $     1       $     1       $      1       $ 1,147       $    515
Ratios to Average Net Assets:#
 Expenses ............................................       1.28%         1.45%          1.50%         0.59%          0.59%
 Net Investment Income ...............................       4.49%         3.75%          4.21%         5.22%          4.61%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................       1.28%         1.45%          1.50%         0.63%          0.72%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........       4.49%         3.75%          4.21%         5.18%          4.48%
----------------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.
 * Commencement of offering of classes of shares.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Tax Free Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                  Vista Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                    Year Ended August 31,
                                                         Through   -------------------------------------------------------
                                                         2/29/00     1999       1998       1997       1996       1995
                                                         -------   --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.01       0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income ..........     0.01       0.03       0.03       0.03       0.03       0.03
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     1.50%      2.73%      3.10%      3.12%      2.92%      2.99%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $   880    $   754    $   733    $   566    $   574    $   167
Ratios to Average Net Assets:#
 Expenses ............................................     0.59%      0.59%      0.59%      0.59%      0.69%      0.86%
 Net Investment Income ...............................     3.01%      2.68%      3.05%      3.08%      2.89%      2.96%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.76%      0.73%      0.72%      0.73%      0.80%      0.94%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     2.84%      2.54%      2.92%      2.94%      2.78%      2.88%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Tax Free Money Market Fund
                                                       ------------------------------------------------------------------
                                                                                 Premier Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                    Year Ended August 31,
                                                         Through   -------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------     --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.02       0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income ..........     0.02       0.03       0.03       0.03       0.03       0.03
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     1.52%      2.78%      3.17%      3.19%      3.12%      3.29%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $   138    $   130    $   133    $   105    $   145    $   148
Ratio to Average Net Assets:#
 Expenses ............................................     0.55%      0.54%      0.53%      0.53%      0.58%      0.56%
 Net Investment Income ...............................     3.04%      2.74%      3.10%      3.13%      3.08%      3.21%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.60%      0.56%      0.53%      0.53%      0.73%      0.84%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     2.99%      2.72%      3.10%      3.13%      2.93%      2.93%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                           Tax Free Money Market Fund
                                                       ------------------------------------------------------------------
                                                                              Institutional Shares
                                                       ------------------------------------------------------------------
                                                         9/1/99                    Year Ended August 31,
                                                         Through   -------------------------------------------------------
                                                         2/29/00       1999       1998       1997       1996       1995
                                                         -------     --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        --------   --------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...............................     0.02       0.03       0.03       0.04       0.03       0.04
  Less Dividends from Net Investment Income ..........     0.02       0.03       0.03       0.04       0.03       0.04
                                                        --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period .......................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                        ========   ========    =======    =======    =======    =======
Total Return .........................................     1.67%      3.07%      3.45%      3.45%      3.40%      3.53%
Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ................  $   659     $  476     $  410     $  286     $  149     $  108
Ratio to Average Net Assets:#
 Expenses ............................................     0.26%      0.26%      0.26%      0.26%      0.31%      0.33%
 Net Investment Income ...............................     3.30%      3.01%      3.37%      3.41%      3.33%      3.46%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits .......................     0.40%      0.35%      0.26%      0.26%      0.31%      0.34%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .........     3.16%      2.92%      3.37%      3.41%      3.33%      3.45%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                  New York Tax Free Money Market Fund
                                                   ------------------------------------------------------------------
                                                                              Vista Shares
                                                   ------------------------------------------------------------------
                                                     9/1/99                   Year Ended August 31,
                                                     Through   -------------------------------------------------------
                                                     2/29/00       1999       1998       1997       1996       1995
                                                     -------     --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............  $  1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                    --------   --------     ------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ...........................     0.01       0.03       0.03      0.03       0.03       0.03
  Less Dividends from Net Investment Income ......     0.01       0.03       0.03      0.03       0.03       0.03
                                                    --------   --------     ------    -------    -------    -------
Net Asset Value, End of Period ...................  $  1.00      $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                    ========   ========     ======    =======    =======    =======
Total Return .....................................     1.47%      2.66%      3.03%     3.02%      2.85%      2.88%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .............  $ 1,722     $1,505     $1,372    $  957     $  890     $  378
Ratio to Average Net Assets:#
 Expenses ........................................     0.59%      0.59%      0.59%     0.59%      0.74%      0.86%
 Net Investment Income ...........................     2.95%      2.61%      2.97%     2.97%      2.79%      2.84%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................     0.70%      0.71%      0.72%     0.73%      0.83%      0.95%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....     2.84%      2.49%      2.84%     2.83%      2.70%      2.75%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                 California Tax Free Money Market Fund
                                                   ------------------------------------------------------------------
                                                                              Vista Shares
                                                   ------------------------------------------------------------------
                                                      9/1/99                   Year Ended August 31,
                                                     Through     -------------------------------------------------------
                                                     2/29/00       1999       1998       1997       1996       1995
                                                     -------     --------   --------   --------   --------   --------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ............  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    --------   --------    -------    -------    -------    -------
 Income from Investment Operations:
 Net Investment Income ...........................     0.01       0.03       0.03       0.03       0.03       0.03
  Less Dividends from Net Investment Income ......     0.01       0.03       0.03       0.03       0.03       0.03
                                                    --------   --------    -------    -------    -------    -------
Net Asset Value, End of Period ...................  $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ========   ========    =======    =======    =======    =======
Total Return .....................................     1.33%      2.66%      2.97%      3.02%      3.06%      3.32%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .............  $    67    $    68     $   50     $   46     $   43     $   58
Ratio of Average Net Assets:#
 Expenses ........................................     0.55%      0.55%      0.55%      0.56%      0.56%      0.48%
 Net Investment Income ...........................     2.66%      2.55%      2.89%      2.99%      3.03%      3.25%
 Expenses Without Waivers, Assumption of
 Expenses and Earnings Credits ...................     0.93%      0.94%      0.93%      0.86%      1.02%      1.07%
 Net Investment Income Without Waivers,
 Assumption of Expenses and Earnings Credits .....     2.28%      2.16%      2.51%      2.69%      2.57%      2.66%
-----------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.

                       See notes to financial statements.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

CHASE VISTA MONEY MARKET FUNDS SEMI-ANNUAL REPORT
------------------------------------------------------------------------------

Investment Adviser, Administrator,

Shareholder and Fund Servicing

Agent and Custodian

The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants

PricwaterhouseCoopers LLP

Chase Vista Funds are distributed by
Vista Fund Distributors, Inc., which is
unaffiliated with The Chase Manhattan
Bank. Chase and its respective affiliates receive compensation from Chase Vista
Funds for providing investment
advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examina-tion by independent accountants, who express no opinion thereto.

To obtain a prospectus for any
of the Chase Vista Funds, call
1-800-34-VISTA. The prospectus
contains more complete information,
including charges and expenses.
Please read it carefully before you
investment or send money.


(C) The Chase Manhattan Corporation, 2000. All Rights Reserved.
                                                                      April 2000


[LOGO]

CHASE VISTA FUNDS(SM)

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039